FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund

	12/31/2023	12/31/2023

Assets:
Shares owned in underlying fund	21,358,869	5,062,566
Net asset value per share (NAV)	10.50	25.07

Total Assets (Shares x NAV)	$224,268,123	$126,918,533

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	80,183	57,618

Net Assets	$224,187,940	$126,860,915

Net Assets: Total
Contract value in accumulation period	$224,140,245	$126,753,790
Contracts in Payout (annuitization) period	47,695	107,125

Net Assets	$224,187,940	$126,860,915

Total Units Outstanding	23,662,764	6,266,611

Unit Value (Accumulation, Lowest to Highest)	$8.96 to $10.09	$17.56 to $21.46

Cost of Shares in Underlying Fund	$228,895,381	$68,247,048

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022
(4) Portfolio liquidated as of April 21, 2023

STATEMENTS OF OPERATIONS

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

2023 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	3,513,234	1,904,007

Net investment income/(expense)	(3,513,234)	(1,904,007)

2023 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	954,175	16,440,799
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	954,175	16,440,799
Net change in unrealized appreciation/(depreciation) of investments	11,741,469	16,839,627

Net realized and unrealized gain/(loss) from investments	12,695,644	33,280,426

2023 Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,182,410	$31,376,419

(1) Portfolio liquidated as of April 27, 2022 (2) Portfolio liquidated as of April 29, 2022 (3) Portfolio liquidated as of August 19, 2022

See notes to financial statements.

B-2

Investment Options
Guardian Growth & Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian International Growth VIP Fund	Guardian International Equity VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Disciplined Value VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund

12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

6,607,843	15,560,926	6,485,436	22,306,198	12,849,040	6,842,226	9,441,748
20.27	21.43	16.01	13.16	27.88	20.04	25.50

$133,940,980	$333,470,636	$103,831,832	$293,549,564	$358,231,242	$137,118,202	$240,764,574

58,892	98,338	53,597	93,907	105,645	54,888	82,890

$133,882,088	$333,372,298	$103,778,235	$293,455,657	$358,125,597	$137,063,314	$240,681,684

$133,799,273	$333,277,209	$103,755,123	$293,424,196	$357,399,313	$137,046,291	$240,577,477
82,815	95,089	23,112	31,461	726,284	17,023	104,207

$133,882,088	$333,372,298	$103,778,235	$293,455,657	$358,125,597	$137,063,314	$240,681,684

8,130,620	25,961,714	7,926,772	26,807,145	17,041,110	7,666,377	12,170,314

$17.29 to $17.52	$18.28 to $18.87	$13.66 to $14.28	$11.23 to $12.32	$18.59 to $24.52	$13.92 to $17.20	$17.16 to $22.28

$88,669,003	$306,438,607	$90,913,059	$281,810,068	$229,271,517	$92,341,306	$164,178,770

Investment Options
Guardian Growth & Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian International Growth VIP Fund	Guardian International Equity VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Disciplined Value VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund
1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

$—	$—	$—	$—	$—	$—	$—

1,977,879	4,979,856	1,544,782	4,397,034	5,393,863	2,190,648	3,668,236

(1,977,879)	(4,979,856)	(1,544,782)	(4,397,034)	(5,393,863)	(2,190,648)	(3,668,236)

9,815,980	(5,143,070)	6,451,242	(4,078,362)	44,756,148	15,859,260	36,665,732
—	—	—	—	—	—	—

9,815,980	(5,143,070)	6,451,242	(4,078,362)	44,756,148	15,859,260	36,665,732
4,989,914	79,783,739	10,682,453	49,998,103	83,897,055	2,314,060	56,778,674

14,805,894	74,640,669	17,133,695	45,919,741	128,653,203	18,173,320	93,444,406

$12,828,015	$69,660,813	$15,588,913	$41,522,707	$123,259,340	$15,982,672	$89,776,170

B-3

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Mid Cap Relative Value VIP Fund	Guardian Mid Cap Traditional Growth VIP Fund

	12/31/2023	12/31/2023

Assets:
Shares owned in underlying fund	7,946,078	3,452,879
Net asset value per share (NAV)	19.16	22.58

Total Assets (Shares x NAV)	$152,246,856	$77,966,000

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	60,148	32,594

Net Assets	$152,186,708	$77,933,406

Net Assets: Total
Contract value in accumulation period	$152,129,588	$77,923,371
Contracts in Payout (annuitization) period	57,120	10,035

Net Assets	$152,186,708	$77,933,406

Total Units Outstanding	9,096,003	3,844,295

Unit Value (Accumulation, Lowest to Highest)	$16.34 to $16.53	$19.26 to $19.97

Cost of Shares in Underlying Fund	$97,025,658	$51,031,434

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022
(4) Portfolio liquidated as of April 21, 2023

STATEMENTS OF OPERATIONS

	Guardian Mid Cap Relative Value VIP Fund	Guardian Mid Cap Traditional Growth VIP Fund
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

2023 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	2,347,585	1,224,564

Net investment income/(expense)	(2,347,585)	(1,224,564)

2023 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	16,757,780	12,678,566
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	16,757,780	12,678,566
Net change in unrealized appreciation/(depreciation) of investments	(2,677,563)	1,122,360

Net realized and unrealized gain/(loss) from investments	14,080,217	13,800,926

2023 Net Increase/(Decrease) in Net Assets Resulting from Operations	$11,732,632	$12,576,362

(1) Portfolio liquidated as of April 27, 2022 (2) Portfolio liquidated as of April 29, 2022 (3) Portfolio liquidated as of August 19, 2022

See notes to financial statements.

B-4

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund

12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

18,627,297	26,781,920	4,676,550	23,169,936	19,944,992	885,415	16,824,106
9.80	9.44	12.46	9.44	12.42	10.40	10.06

$182,547,512	$252,821,322	$58,269,815	$218,724,200	$247,716,797	$9,208,318	$169,250,507

65,055	79,004	33,615	66,125	83,779	7,095	60,755

$182,482,457	$252,742,318	$58,236,200	$218,658,075	$247,633,018	$9,201,223	$169,189,752

$182,438,477	$252,668,434	$58,218,576	$218,582,586	$247,579,862	$9,132,586	$169,009,595
43,980	73,884	17,624	75,489	53,156	68,637	180,157

$182,482,457	$252,742,318	$58,236,200	$218,658,075	$247,633,018	$9,201,223	$169,189,752

19,786,107	28,426,161	4,966,791	24,608,967	21,276,550	907,239	17,232,054

$8.94 to $9.27	$8.56 to $8.93	$11.37 to $11.79	$8.62 to $8.93	$9.95 to $11.27	$9.91 to $10.07	$9.56 to $10.50

$189,745,744	$270,899,080	$48,178,097	$234,513,917	$203,361,330	$8,780,983	$163,995,038

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund
1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

$—	$—	$—	$—	$—	$—	$—

2,811,096	3,727,956	875,646	3,290,401	3,580,770	137,996	2,335,411

(2,811,096)	(3,727,956)	(875,646)	(3,290,401)	(3,580,770)	(137,996)	(2,335,411)

(2,313,785)	(5,008,349)	2,610,414	(4,786,322)	10,926,750	(152,156)	(2,328,176)
—	—	—	—	—	—	—

(2,313,785)	(5,008,349)	2,610,414	(4,786,322)	10,926,750	(152,156)	(2,328,176)
9,598,982	17,597,088	(2,009,167)	15,173,775	30,953,712	2,053,293	28,357,974

7,285,197	12,588,739	601,247	10,387,453	41,880,462	1,901,137	26,029,798

$4,474,101	$8,860,783	$(274,399)	$7,097,052	$38,299,692	$1,763,141	$23,694,387

B-5

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	12/31/2023	12/31/2023

Assets:
Shares owned in underlying fund	27,914,522	21,923,636
Net asset value per share (NAV)	9.66	11.15

Total Assets (Shares x NAV)	$269,654,286	$244,448,541

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	80,605	85,671

Net Assets	$269,573,681	$244,362,870

Net Assets: Total
Contract value in accumulation period	$269,498,513	$243,699,885
Contracts in Payout (annuitization) period	75,168	662,985

Net Assets	$269,573,681	$244,362,870

Total Units Outstanding	28,797,411	22,556,341

Unit Value (Accumulation, Lowest to Highest)	$9.18 to $9.39	$10.63 to $10.97

Cost of Shares in Underlying Fund	$270,765,967	$218,768,467

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022
(4) Portfolio liquidated as of April 21, 2023

STATEMENTS OF OPERATIONS

	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

2023 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	3,696,970	3,729,781

Net investment income/(expense)	(3,696,970)	(3,729,781)

2023 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(7,629,506)	963,955
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(7,629,506)	963,955
Net change in unrealized appreciation/(depreciation) of investments	49,949,542	46,031,789

Net realized and unrealized gain/(loss) from investments	42,320,036	46,995,744

2023 Net Increase/(Decrease) in Net Assets Resulting from Operations	$38,623,066	$43,265,963

(1) Portfolio liquidated as of April 27, 2022 (2) Portfolio liquidated as of April 29, 2022 (3) Portfolio liquidated as of August 19, 2022

See notes to financial statements.

B-6

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series

12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

28,898,964	15,859,055	607,125	1,996,301	5,584,004	1,543,741	1,155,295
10.14	10.17	11.15	11.02	43.47	15.75	6.08

$293,035,492	$161,286,585	$6,769,448	$21,999,240	$242,736,647	$24,313,923	$7,024,193

86,561	60,041	26,785	9,707	78,018	33,171	28,746

$292,948,931	$161,226,544	$6,742,663	$21,989,533	$242,658,629	$24,280,752	$6,995,447

$292,631,713	$161,133,242	$6,681,146	$21,829,284	$242,398,236	$24,206,645	$6,962,818
317,218	93,302	61,517	160,249	260,393	74,107	32,629

$292,948,931	$161,226,544	$6,742,663	$21,989,533	$242,658,629	$24,280,752	$6,995,447

29,572,911	16,234,769	614,645	2,030,661	5,852,379	543,334	322,365

$9.77 to $9.92	$9.81 to $9.95	$10.77 to $10.96	$10.66 to $10.75	$32.66 to $42.79	$33.92 to $61.57	$15.80 to $24.19

$288,281,414	$158,163,016	$6,069,370	$20,018,786	$246,437,025	$26,871,327	$8,059,533

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series
1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

$—	$—	$—	$—	$3,028,736	$310,940	$549,590

4,418,036	2,548,935	105,651	321,774	3,568,875	363,291	110,810

(4,418,036)	(2,548,935)	(105,651)	(321,774)	(540,139)	(52,351)	438,780

(1,578,484)	(397,155)	11,606	111,753	(3,881,980)	(542,163)	(85,403)
—	—	—	—	17,485,971	1,869,278	—

(1,578,484)	(397,155)	11,606	111,753	13,603,991	1,327,115	(85,403)
17,371,338	7,248,185	1,107,035	1,422,185	14,499,672	4,075,467	303,223

15,792,854	6,851,030	1,118,641	1,533,938	28,103,663	5,402,582	217,820

$11,374,818	$4,302,095	$1,012,990	$1,212,164	$27,563,524	$5,350,231	$656,600

B-7

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series

	(2)	12/31/2023

Assets:
Shares owned in underlying fund	—	824,627
Net asset value per share (NAV)	—	9.56

Total Assets (Shares x NAV)	$—	$7,883,430

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	27,518

Net Assets	$—	$7,855,912

Net Assets: Total
Contract value in accumulation period	$—	$7,820,109
Contracts in Payout (annuitization) period	—	35,803

Net Assets	$—	$7,855,912

Total Units Outstanding	—	231,578

Unit Value (Accumulation, Lowest to Highest)	—	$23.23 to $49.09

Cost of Shares in Underlying Fund	$—	$11,232,842

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022
(4) Portfolio liquidated as of April 21, 2023

STATEMENTS OF OPERATIONS

	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series
	(2)	1/1/2023 to 12/31/2023

2023 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	128,041

Net investment income/(expense)	—	(128,041)

2023 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	(1,651,021)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	—	(1,651,021)
Net change in unrealized appreciation/(depreciation) of investments	—	3,118,782

Net realized and unrealized gain/(loss) from investments	—	1,467,761

2023 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$1,339,720

(1) Portfolio liquidated as of April 27, 2022 (2) Portfolio liquidated as of April 29, 2022 (3) Portfolio liquidated as of August 19, 2022

See notes to financial statements.

B-8

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset Fund	Value Line Centurion Fund	Value Line Strategic Asset Management Trust	Invesco V.I. Global Real Estate Fund Series II

12/31/2023	12/31/2023	(2)	12/31/2023	(2)	(2)	12/31/2023

1,269,525	405,662	—	219,404	—	—	13,803
17.05	10.57	—	14.97	—	—	13.65

$21,645,398	$4,287,845	$—	$3,284,485	$—	$—	$188,404

32,268	28,377	—	6,049	—	—	10,975

$21,613,130	$4,259,468	$—	$3,278,436	$—	$—	$177,429

$21,484,208	$4,238,822	$—	$3,278,122	$—	$—	$174,921
128,922	20,646	—	314	—	—	2,508

$21,613,130	$4,259,468	$—	$3,278,436	$—	$—	$177,429

845,001	209,482	—	106,045	—	—	7,615

$19.08 to $30.79	$10.29 to $24.04	—	$28.44 to $31.43	—	—	$15.96 to $23.81

$20,555,057	$5,370,277	$—	$3,913,890	$—	$—	$214,898

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset Fund	Value Line Centurion Fund	Value Line Strategic Asset Management Trust	Invesco V.I. Global Real Estate Fund Series II
1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	(2)	1/1/2023 to 12/31/2023	(2)	(2)	1/1/2023 to 12/31/2023

$568,359	$138,968	$—	$15,738	$—	$—	$2,215

322,171	77,585	—	51,005	—	—	3,776

246,188	61,383	—	(35,267)	—	—	(1,561)

(2,428,037)	(507,581)	—	(89,246)	—	—	(5,552)
—	—	—	330,144	—	—	—

(2,428,037)	(507,581)	—	240,898	—	—	(5,552)
5,819,990	867,505	—	110,574	—	—	18,910

3,391,953	359,924	—	351,472	—	—	13,358

$3,638,141	$421,307	$—	$316,205	$—	$—	$11,797

B-9

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Invesco V.I. American Value Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II

	(2)	12/31/2023

Assets:
Shares owned in underlying fund	—	356,761
Net asset value per share (NAV)	—	8.48

Total Assets (Shares x NAV)	$—	$3,025,337

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	11,628

Net Assets	$—	$3,013,709

Net Assets: Total
Contract value in accumulation period	$—	$3,013,709
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$3,013,709

Total Units Outstanding	—	229,499

Unit Value (Accumulation, Lowest to Highest)	—	$11.95 to $12.21

Cost of Shares in Underlying Fund	$—	$3,367,031

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022
(4) Portfolio liquidated as of April 21, 2023

STATEMENTS OF OPERATIONS

	Invesco V.I. American Value Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II
	(2)	1/1/2023 to 12/31/2023

2023 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	43,460

Net investment income/(expense)	—	(43,460)

2023 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	(902,263)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	—	(902,263)
Net change in unrealized appreciation/(depreciation) of investments	—	1,101,816

Net realized and unrealized gain/(loss) from investments	—	199,553

2023 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$156,093

(1) Portfolio liquidated as of April 27, 2022 (2) Portfolio liquidated as of April 29, 2022 (3) Portfolio liquidated as of August 19, 2022

See notes to financial statements.

B-10

Investment Options
AB Sustainable Global Thematic Portfolio Class B	AB VPS Dynamic Asset Allocation Portfolio Class B	BlackRock Global Allocation V.I. Fund Class III	BlackRock Advantage Large Cap Value V.I. Fund Class III	Columbia Variable Portfolio- Small Company Growth Fund Class 2	Davis Financial Portfolio	Davis Real Estate Portfolio

12/31/2023	12/31/2023	12/31/2023	(2)	(2)	12/31/2023	12/31/2023

21,256	156,365	114,378	—	—	97,072	101,233
31.05	8.90	13.03	—	—	13.06	14.31

$660,007	$1,391,645	$1,490,350	$—	$—	$1,267,758	$1,448,645

5,653	19,007	21,762	—	—	17,125	5,616

$654,354	$1,372,638	$1,468,588	$—	$—	$1,250,633	$1,443,029

$647,142	$1,243,570	$1,468,588	$—	$—	$1,246,081	$1,432,743

7,212	129,068	—	—	—	4,552	10,286

$654,354	$1,372,638	$1,468,588	$—	$—	$1,250,633	$1,443,029

27,301	95,333	83,296	—	—	37,292	67,307

$21.66 to $23.94	$11.99 to $13.34	$16.09 to $21.79	—	—	$30.25 to $49.33	$19.61 to $21.54

$655,671	$1,676,516	$1,667,073	$—	$—	$1,290,025	$1,460,094

Investment Options
AB Sustainable Global Thematic Portfolio Class B	AB VPS Dynamic Asset Allocation Portfolio Class B	BlackRock Global Allocation V.I. Fund Class III	BlackRock Advantage Large Cap Value V.I. Fund Class III	Columbia Variable Portfolio- Small Company Growth Fund Class 2	Davis Financial Portfolio	Davis Real Estate Portfolio
1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	(2)	(2)	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

$201	$8,024	$36,059	$—	$—	$25,572	$34,967

11,079	20,191	28,520	—	—	22,388	21,985

(10,878)	(12,167)	7,539	—	—	3,184	12,982

34,923	(174,984)	(51,833)	—	—	(81,521)	(9,855)
43,437	—	—	—	—	51,418	—

78,360	(174,984)	(51,833)	—	—	(30,103)	(9,855)
18,289	349,984	205,294	—	—	181,711	114,772

96,649	175,000	153,461	—	—	151,608	104,917

$85,771	$162,833	$161,000	$—	$—	$154,792	$117,899

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Davis Value Portfolio	Fidelity VIP Balanced Portfolio Service Class 2

	(2)	12/31/2023

Assets:
Shares owned in underlying fund	—	85,459
Net asset value per share (NAV)	—	21.54

Total Assets (Shares x NAV)	$—	$1,840,789

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	6,109

Net Assets	$—	$1,834,680

Net Assets: Total
Contract value in accumulation period	$—	$1,833,962
Contracts in Payout (annuitization) period	—	718

Net Assets	$—	$1,834,680

Total Units Outstanding	—	57,370

Unit Value (Accumulation, Lowest to Highest)	—	$28.01 to $32.54

Cost of Shares in Underlying Fund	$—	$1,629,217

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022
(4) Portfolio liquidated as of April 21, 2023

STATEMENTS OF OPERATIONS

	Davis Value Portfolio	Fidelity VIP Balanced Portfolio Service Class 2
	(2)	1/1/2023 to 12/31/2023

2023 Investment Income
Income:
Reinvested dividends	$—	$27,049
Expenses:
Mortality expense risk and administrative charges	—	28,492

Net investment income/(expense)	—	(1,443)

2023 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	68,083
Reinvested realized gain distributions	—	70,994

Net realized gain/(loss) on investments	—	139,077
Net change in unrealized appreciation/(depreciation) of investments	—	176,831

Net realized and unrealized gain/(loss) from investments	—	315,908

2023 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$314,465

(1) Portfolio liquidated as of April 27, 2022 (2) Portfolio liquidated as of April 29, 2022 (3) Portfolio liquidated as of August 19, 2022

See notes to financial statements.

B-12

Investment Options
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2	Templeton Global Bond VIP Fund Class 2	Templeton Growth VIP Fund Class 2	Franklin Income VIP Fund Class 2

12/31/2023	12/31/2023	12/31/2023	(2)	12/31/2023	12/31/2023	12/31/2023

2,714,614	13,351	21,049,059	—	108,412	157,818	172,152
10.82	25.51	1.00	—	12.84	11.99	14.20

$29,372,124	$340,594	$21,049,059	$—	$1,392,007	$1,892,234	$2,444,552

22,855	10,435	349,265	—	22,558	16,614	11,297

$29,349,269	$330,159	$20,699,794	$—	$1,369,449	$1,875,620	$2,433,255

$29,233,117	$330,159	$20,595,877	$—	$1,363,783	$1,841,544	$2,416,158
116,152	—	103,917	—	5,666	34,076	17,097

$29,349,269	$330,159	$20,699,794	$—	$1,369,449	$1,875,620	$2,433,255

2,111,095	13,407	2,106,875	—	136,603	93,949	94,621

$12.55 to $13.78	$19.41 to $27.28	$8.99 to $10.45	—	$8.75 to $11.93	$17.00 to $26.07	$17.71 to $27.65

$34,055,475	$306,990	$21,049,074	$—	$1,566,939	$1,795,174	$2,591,227

Investment Options
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2	Templeton Global Bond VIP Fund Class 2	Templeton Growth VIP Fund Class 2	Franklin Income VIP Fund Class 2
1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	(2)	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

$719,618	$2,579	$1,030,751	$—	$—	$64,090	$126,809

441,152	7,508	322,746	—	28,963	32,673	39,308

278,466	(4,929)	708,005	—	(28,963)	31,417	87,501

(837,987)	(3,010)	—	—	(201,212)	(107,512)	(46,901)
—	864	—	—	—	—	153,733

(837,987)	(2,146)	—	—	(201,212)	(107,512)	106,832
1,834,723	56,669	—	—	231,269	411,710	(21,446)

996,736	54,523	—	—	30,057	304,198	85,386

$1,275,202	$49,594	$708,005	$—	$1,094	$335,615	$172,887

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	MFS New Discovery Series Service Class	MFS VIT II Income Portfolio Series Service Class

	(2)	(2)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets (Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation, Lowest to Highest)	—	—

Cost of Shares in Underlying Fund	$—	$—

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022
(4) Portfolio liquidated as of April 21, 2023

STATEMENTS OF OPERATIONS

	MFS New Discovery Series Service Class	MFS VIT II Income Portfolio Series Service Class
	(2)	(2)

2023 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	—	—

2023 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net realized and unrealized gain/(loss) from investments	—	—

2023 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$—

(1) Portfolio liquidated as of April 27, 2022 (2) Portfolio liquidated as of April 29, 2022 (3) Portfolio liquidated as of August 19, 2022

See notes to financial statements.

B-14

Investment Options
MFS Total Return Series Service Class	MFS Technology Portfolio Service Class	MFS Blended Research Core Equity Portfolio Service Class	PIMCO Low Duration Portfolio Advisor Class	PIMCO Real Return Portfolio Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class

(2)	12/31/2023	12/31/2023	12/31/2023	12/31/2023	(2)	12/31/2023

—	637,196	605,000	76,854	40,959	—	147,379
—	28.01	54.66	9.60	11.57	—	8.68

$—	$17,847,849	$33,069,307	$737,800	$473,901	$—	$1,279,254

—	14,302	17,115	15,563	16,009	—	15,745

$—	$17,833,547	$33,052,192	$722,237	$457,892	$—	$1,263,509

$—	$17,828,305	$33,052,192	$721,637	$457,892	$—	$1,263,509
—	5,242	—	600	—	—	—

$—	$17,833,547	$33,052,192	$722,237	$457,892	$—	$1,263,509

—	493,156	1,559,840	67,112	34,289	—	118,834

—	$33.40 to $36.47	$20.08 to $21.25	$8.95 to $11.27	$10.24 to $14.18	—	$9.95 to $10.96

$—	$14,850,302	$31,275,088	$779,620	$520,373	$—	$1,468,466

Investment Options
MFS Total Return Series Service Class	MFS Technology Portfolio Service Class	MFS Blended Research Core Equity Portfolio Service Class	PIMCO Low Duration Portfolio Advisor Class	PIMCO Real Return Portfolio Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class
(2)	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	(2)	1/1/2023 to 12/31/2023

$—	$—	$388,143	$26,581	$14,328	$—	$50,783

—	288,874	553,301	12,785	8,187	—	20,261

—	(288,874)	(165,158)	13,796	6,141	—	30,522

—	2,583,418	1,421,990	(14,525)	(10,415)	—	(69,735)
—	—	2,880,694	—	—	—	—

—	2,583,418	4,302,684	(14,525)	(10,415)	—	(69,735)
—	5,602,729	4,702,345	24,048	13,793	—	111,719

—	8,186,147	9,005,029	9,523	3,378	—	41,984

$—	$7,897,273	$8,839,871	$23,319	$9,519	$—	$72,506

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Pioneer Bond VCT Portfolio Class II	American Century VP Mid Cap Value Fund Class II

	12/31/2023	(2)

Assets:
Shares owned in underlying fund	4,447,169	—
Net asset value per share (NAV)	9.51	—

Total Assets (Shares x NAV)	$42,292,574	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	39,898	—

Net Assets	$42,252,676	$—

Net Assets: Total
Contract value in accumulation period	$42,252,676	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$42,252,676	$—

Total Units Outstanding	4,145,123	—

Unit Value (Accumulation, Lowest to Highest)	$9.98 to $10.38	—

Cost of Shares in Underlying Fund	$48,376,318	$—

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022
(4) Portfolio liquidated as of April 21, 2023

STATEMENTS OF OPERATIONS

	Pioneer Bond VCT Portfolio Class II	American Century VP Mid Cap Value Fund Class II
	1/1/2023 to 12/31/2023	(2)

2023 Investment Income
Income:
Reinvested dividends	$1,726,465	$—
Expenses:
Mortality expense risk and administrative charges	655,917	—

Net investment income/(expense)	1,070,548	—

2023 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(2,795,845)	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(2,795,845)	—
Net change in unrealized appreciation/(depreciation) of investments	3,978,819	—

Net realized and unrealized gain/(loss) from investments	1,182,974	—

2023 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,253,522	$—

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022

See notes to financial statements.

B-16

Investment Options
American Century VP Inflation Protection Fund Class II	Delaware Ivy VIP Global Bond Fund Class II	Delaware Ivy VIP High Income Fund Class II	Putnam VT Large Cap Value Fund Class IB	Putnam VT Multi Asset Absolute Return Fund Class IB	Putnam VT Small Cap Value Fund Class IB	ALPS/ Alerian Energy Infrastructure Portfolio Class III

12/31/2023	(1)	12/31/2023	(2)	(4)	12/31/2023	12/31/2023

874,667	—	1,814,746	—	—	675,023	172,286
9.37	—	2.95	—	—	11.43	10.82

$8,195,627	$—	$5,353,501	$—	$—	$7,715,509	$1,864,132

12,300	—	12,039	—	—	19,727	10,654

$8,183,327	$—	$5,341,462	$—	$—	$7,695,782	$1,853,478

$8,183,327	$—	$5,341,462	$—	$—	$7,695,782	$1,853,478
—	—	—	—	—	—	—

$8,183,327	$—	$5,341,462	$—	$—	$7,695,782	$1,853,478

785,919	—	404,486	—	—	390,251	145,913

$9.56 to $10.76	—	$12.02 to $12.29	—	—	$15.75 to $20.05	$11.75 to $12.56

$9,213,261	$—	$5,931,355	$—	$—	$6,630,007	$1,619,621

Investment Options
American Century VP Inflation Protection Fund Class II	Delaware Ivy VIP Global Bond Fund Class II	Delaware Ivy VIP High Income Fund Class II	Putnam VT Large Cap Value Fund Class IB	Putnam VT Multi Asset Absolute Return Fund Class IB	Putnam VT Small Cap Value Fund Class IB	ALPS/ Alerian Energy Infrastructure Portfolio Class III
1/1/2023 to 12/31/2023	(1)	1/1/2023 to 12/31/2023	(2)	1/1/2023 to 4/21/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

$286,899	$—	$353,073	$—	$66,428	$10,886	$55,107

108,765	—	71,216	—	4,086	99,208	25,939

178,134	—	281,857	—	62,342	(88,322)	29,168

(108,475)	—	(285,972)	—	(127,968)	(42,501)	66,010
—	—	—	—	—	838,213	19,740

(108,475)	—	(285,972)	—	(127,968)	795,712	85,750
103,269	—	541,400	—	75,749	786,588	113,780

(5,206)	—	255,428	—	(52,219)	1,582,300	199,530

$172,928	$—	$537,285	$—	$10,123	$1,493,978	$228,698

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	ALPS Global Opportunity Portfolio Class III	DWS Alternative Asset Allocation VIP Class B

	12/31/2023	12/31/2023

Assets:
Shares owned in underlying fund	107,270	41,114
Net asset value per share (NAV)	12.21	12.72

Total Assets (Shares x NAV)	$1,309,772	$522,971

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,089	7,833

Net Assets	$1,301,683	$515,138

Net Assets: Total
Contract value in accumulation period	$1,301,683	$515,138
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,301,683	$515,138

Total Units Outstanding	73,834	44,392

Unit Value (Accumulation, Lowest to Highest)	$16.46 to $18.01	$10.77 to $11.87

Cost of Shares in Underlying Fund	$1,289,144	$549,974

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022
(4) Portfolio liquidated as of April 21, 2023

STATEMENTS OF OPERATIONS

	ALPS Global Opportunity Portfolio Class III	DWS Alternative Asset Allocation VIP Class B
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

2023 Investment Income
Income:
Reinvested dividends	$—	$34,259
Expenses:
Mortality expense risk and administrative charges	18,606	7,164

Net investment income/(expense)	(18,606)	27,095

2023 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(2,301)	(1,809)
Reinvested realized gain distributions	—	4,857

Net realized gain/(loss) on investments	(2,301)	3,048
Net change in unrealized appreciation/(depreciation) of investments	328,124	(8,473)

Net realized and unrealized gain/(loss) from investments	325,823	(5,425)

2023 Net Increase/(Decrease) in Net Assets Resulting from Operations	$307,217	$21,670

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022

See notes to financial statements.

B-18

Investment Options
Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	ClearBridge Variable Small Cap Growth Portfolio Class II	Franklin Multi-Asset Dynamic Multi- Strategy VIT	Merger Fund VL	Guggenheim VT Multi- Hedge Strategies Fund

(2)	12/31/2023	12/31/2023	(2)	(3)	12/31/2023	12/31/2023

—	3,345,193	304,607	—	—	136,961	13,410
—	16.06	11.98	—	—	11.16	25.89

$—	$53,723,798	$3,649,193	$—	$—	$1,528,483	$347,184

—	31,993	11,147	—	—	11,239	11,021

$—	$53,691,805	$3,638,046	$—	$—	$1,517,244	$336,163

$—	$53,689,985	$3,638,046	$—	$—	$1,517,244	$336,163
—	1,820	—	—	—	—	—

$—	$53,691,805	$3,638,046	$—	$—	$1,517,244	$336,163

—	1,415,192	256,520	—	—	122,901	29,931

—	$30.06 to $35.32	$12.30 to $13.18	—	—	$11.36 to $12.50	$10.33 to $11.55

$—	$47,783,486	$3,692,285	$—	$—	$1,519,827	$323,356

Investment Options
Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	ClearBridge Variable Small Cap Growth Portfolio Class II	Franklin Multi-Asset Dynamic Multi- Strategy VIT	Merger Fund VL	Guggenheim VT Multi- Hedge Strategies Fund
(2)	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	(2)	(3)	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

$—	$—	$—	$—	$—	$29,843	$12,005

—	758,414	49,573	—	—	23,034	5,644

—	(758,414)	(49,573)	—	—	6,809	6,361

—	1,104,519	(10,146)	—	—	39,736	10,176
—	—	208,946	—	—	116,680	—

—	1,104,519	198,800	—	—	156,416	10,176
—	21,924,180	179,595	—	—	(111,769)	(3,206)

—	23,028,699	378,395	—	—	44,647	6,970

$—	$22,270,285	$328,822	$—	$—	$51,456	$13,331

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guggenheim VT Long Short Equity Fund	T. Rowe Price Health Sciences Portfolio II

	12/31/2023	12/31/2023

Assets:
Shares owned in underlying fund	56,330	153,978
Net asset value per share (NAV)	16.97	51.85

Total Assets (Shares x NAV)	$955,922	$7,983,753

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	11,083	12,244

Net Assets	$944,839	$7,971,509

Net Assets: Total
Contract value in accumulation period	$944,839	$7,971,509
Contracts in Payout (annuitization) period	—	—

Net Assets	$944,839	$7,971,509

Total Units Outstanding	71,595	272,580

Unit Value (Accumulation, Lowest to Highest)	$12.13 to $13.57	$18.55 to $28.48

Cost of Shares in Underlying Fund	$840,935	$7,120,542

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022
(4) Portfolio liquidated as of April 21, 2023

STATEMENTS OF OPERATIONS

	Guggenheim VT Long Short Equity Fund	T. Rowe Price Health Sciences Portfolio II
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

2023 Investment Income
Income:
Reinvested dividends	$2,884	$—
Expenses:
Mortality expense risk and administrative charges	14,710	103,518

Net investment income/(expense)	(11,826)	(103,518)

2023 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	24,006	334,567
Reinvested realized gain distributions	—	295,919

Net realized gain/(loss) on investments	24,006	630,486
Net change in unrealized appreciation/(depreciation) of investments	100,872	(443,577)

Net realized and unrealized gain/(loss) from investments	124,878	186,909

2023 Net Increase/(Decrease) in Net Assets Resulting from Operations	$113,052	$83,391

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022

See notes to financial statements.

B-20

Investment Options
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	Morgan Stanley VIF Global Infrastructure Portfolio Class II	VanEck VIP Global Resources Fund Class S	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Fund Class 4	American Funds Insurance Series The Bond Fund of America Class 4	American Funds Insurance Series Global Growth Fund Class 4

12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

148,483	8,566	32,925	97,528	118,418	100,646	25,623
12.85	6.04	25.42	19.44	23.34	9.35	33.08

$1,908,001	$51,738	$836,958	$1,895,937	$2,763,880	$941,042	$847,605

11,470	4,642	11,686	11,403	6,305	5,868	5,829

$1,896,531	$47,096	$825,272	$1,884,534	$2,757,575	$935,174	$841,776

$1,896,531	$47,096	$825,272	$1,884,534	$2,757,575	$935,174	$841,776
—	—	—	—	—	—	—

$1,896,531	$47,096	$825,272	$1,884,534	$2,757,575	$935,174	$841,776

173,978	3,698	91,833	106,449	183,696	91,792	44,608

$10.05 to $11.11	$12.49 to $12.92	$8.20 to $11.76	$16.79 to $18.68	$14.65 to $15.26	$10.00 to $10.38	$18.51 to $19.21

$2,152,517	$59,652	$723,414	$1,851,053	$2,743,800	$1,043,229	$893,313

Investment Options
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	Morgan Stanley VIF Global Infrastructure Portfolio Class II	VanEck VIP Global Resources Fund Class S	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Fund Class 4	American Funds Insurance Series The Bond Fund of America Class 4	American Funds Insurance Series Global Growth Fund Class 4
1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

$33,077	$2,140	$24,452	$41,233	$53,773	$29,546	$5,547

27,224	892	11,444	28,996	29,151	8,404	9,323

5,853	1,248	13,008	12,237	24,622	21,142	(3,776)

(69,647)	(12,499)	11,119	(93,655)	1,715	(11,241)	9,648
37,045	13,290	—	18,533	112,316	—	61,759

(32,602)	791	11,119	(75,122)	114,031	(11,241)	71,407
222,896	1,120	(77,441)	254,415	195,857	26,100	80,974

190,294	1,911	(66,322)	179,293	309,888	14,859	152,381

$196,147	$3,159	$(53,314)	$191,530	$334,510	$36,001	$148,605

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	American Funds Insurance Series Capital World Growth and Income Fund Class 4	American Funds Insurance Series Growth Fund Class 4

	12/31/2023	12/31/2023

Assets:
Shares owned in underlying fund	87,383	39,719
Net asset value per share (NAV)	13.46	95.70

Total Assets (Shares x NAV)	$1,176,172	$3,801,075

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,601	8,565

Net Assets	$1,170,571	$3,792,510

Net Assets: Total
Contract value in accumulation period	$1,170,571	$3,792,510
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,170,571	$3,792,510

Total Units Outstanding	74,251	149,867

Unit Value (Accumulation, Lowest to Highest)	$15.56 to $16.21	$24.72 to $25.74

Cost of Shares in Underlying Fund	$1,277,357	$3,874,108

(1) Portfolio liquidated as of April 27, 2022
(2) Portfolio liquidated as of April 29, 2022
(3) Portfolio liquidated as of August 19, 2022
(4) Portfolio liquidated as of April 21, 2023

STATEMENTS OF OPERATIONS

	American Funds Insurance Series Capital World Growth and Income Fund Class 4	American Funds Insurance Series Growth Fund Class 4
	1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023

2023 Investment Income
Income:
Reinvested dividends	$19,225	$5,618
Expenses:
Mortality expense risk and administrative charges	13,474	34,348

Net investment income/(expense)	5,751	(28,730)

2023 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,414	31,177
Reinvested realized gain distributions	—	183,647

Net realized gain/(loss) on investments	1,414	214,824
Net change in unrealized appreciation/(depreciation) of investments	187,086	798,470

Net realized and unrealized gain/(loss) from investments	188,500	1,013,294

2023 Net Increase/(Decrease) in Net Assets Resulting from Operations	$194,251	$984,564

(1) Portfolio liquidated as of April 27, 2022 (2) Portfolio liquidated as of April 29, 2022 (3) Portfolio liquidated as of August 19, 2022

See notes to financial statements.

B-22

Investment Options
American Funds Insurance Series Growth and Income Fund Class 4	American Funds Insurance Series US Government/ Securities Fund Class 4	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund Class I	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund Class I

12/31/2023	12/31/2023	12/31/2023	12/31/2023

48,717	157,673	—	—
57.34	9.77	—	—

$2,793,458	$1,540,468	$—	$—

11,699	5,432	—	—

$2,781,759	$1,535,036	$—	$—

$2,781,759	$1,535,036	$—	$—
—	—	—	—

$2,781,759	$1,535,036	$—	$—

143,788	157,985	—	—

$19.08 to $19.80	$9.52 to $9.91	—	—

$2,519,900	$1,897,155	$—	$—

Investment Options
American Funds Insurance Series Growth and Income Fund Class 4	American Funds Insurance Series US Government/ Securities Fund Class 4	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund Class I	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund Class I
1/1/2023 to 12/31/2023	1/1/2023 to 12/31/2023	5/1/2023 to 12/31/2023	5/1/2023 to 12/31/2023

$30,312	$52,832	$—	$—

30,791	16,955	—	—

(479)	35,877	—	—

23,208	(29,240)	—	—
138,054	—	—	—

161,262	(29,240)	—	—
399,083	15,234	—	—

560,345	(14,006)	—	—

$559,866	$21,871	$—	$—

B-23

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund

	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,102,351)	$(2,054,097)
Net realized gain/(loss) from sale of investments	2,943,532	9,047,339
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(49,124,955)	(39,492,316)

Net increase/(decrease) resulting from operations	(50,283,774)	(32,499,074)

2022 Contract Transactions
Contract purchase payments	633,056	163,031
Transfers between investment divisions, net	(1,884,591)	3,820,707
Transfers on account of death	(2,455,499)	(1,222,517)
Transfers for annuity benefits, surrenders and partial withdrawals	(33,223,707)	(14,133,867)
Contract fees	(21,011)	(10,989)
Transfers-rider fees and other	(5,023,913)	(2,567,624)

Net increase/(decrease) from contract transactions	(41,975,665)	(13,951,259)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(92,259,439)	(46,450,333)
Net Assets at December 31, 2021	344,773,706	176,798,838

Net Assets at December 31, 2022	$252,514,267	$130,348,505

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,513,234)	$(1,904,007)
Net realized gain/(loss) from sale of investments	954,175	16,440,799
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	11,741,469	16,839,627

Net increase/(decrease) resulting from operations	9,182,410	31,376,419

2023 Contract Transactions
Contract purchase payments	546,792	375,490
Transfers between investment divisions, net	17,047,440	(13,255,850)
Transfers on account of death	(2,810,261)	(1,500,120)
Transfers for annuity benefits, surrenders and partial withdrawals	(47,827,610)	(18,067,781)
Contract fees	(20,037)	(11,068)
Transfers-rider fees and other	(4,445,061)	(2,404,680)

Net increase/(decrease) from contract transactions	(37,508,737)	(34,864,009)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(28,326,327)	(3,487,590)
Net Assets at December 31, 2022	252,514,267	130,348,505

Net Assets at December 31, 2023	$224,187,940	$126,860,915

See notes to financial statements.

B-24

Investment Options
Guardian Growth & Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian International Growth VIP Fund	Guardian International Equity VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Disciplined Value VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund

1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

$(2,244,838)	$(4,823,905)	$(1,690,208)	$(4,854,614)	$(5,694,142)	$(2,581,226)	$(3,846,262)
13,831,734	(2,226,121)	2,595,440	(4,014,378)	20,574,758	19,758,054	15,499,285
—	—	—	—	—	—	—
(23,836,424)	(72,284,985)	(45,724,229)	(69,953,055)	(179,384,927)	(29,350,753)	(128,271,225)

(12,249,528)	(79,335,011)	(44,818,997)	(78,822,047)	(164,504,311)	(12,173,925)	(116,618,202)

385,060	783,492	301,693	834,936	1,103,649	732,838	631,336
(18,852,330)	144,329,559	25,291,581	30,682,371	62,760,886	(29,952,790)	56,770,520
(1,220,093)	(2,571,301)	(1,053,778)	(2,460,139)	(3,557,366)	(1,444,827)	(2,316,590)
(15,292,681)	(32,195,990)	(11,829,039)	(31,354,364)	(38,828,548)	(20,032,539)	(26,031,940)
(11,825)	(20,841)	(7,507)	(19,624)	(35,237)	(10,735)	(18,789)
(2,787,624)	(5,713,791)	(2,081,478)	(5,663,772)	(6,170,861)	(2,969,822)	(4,529,732)

(37,779,493)	104,611,128	10,621,472	(7,980,592)	15,272,523	(53,677,875)	24,504,805

—	—	—	—	—	—	—

(50,029,021)	25,276,117	(34,197,525)	(86,802,639)	(149,231,788)	(65,851,800)	(92,113,397)
190,600,290	319,705,199	148,776,359	411,763,611	503,356,814	219,005,445	340,649,021

$140,571,269	$344,981,316	$114,578,834	$324,960,972	$354,125,026	$153,153,645	$248,535,624

$(1,977,879)	$(4,979,856)	$(1,544,782)	$(4,397,034)	$(5,393,863)	$(2,190,648)	$(3,668,236)
9,815,980	(5,143,070)	6,451,242	(4,078,362)	44,756,148	15,859,260	36,665,732
—	—	—	—	—	—	—
4,989,914	79,783,739	10,682,453	49,998,103	83,897,055	2,314,060	56,778,674

12,828,015	69,660,813	15,588,913	41,522,707	123,259,340	15,982,672	89,776,170

435,304	517,207	251,242	340,529	596,438	540,335	383,834
2,966,001	(14,051,697)	(6,044,338)	(16,307,179)	(52,747,832)	7,301,974	(48,315,910)
(1,194,340)	(3,670,571)	(1,156,197)	(2,669,232)	(3,537,644)	(1,448,578)	(2,309,741)
(19,186,867)	(58,425,777)	(17,493,741)	(49,163,477)	(57,680,990)	(35,752,398)	(43,058,031)
(11,361)	(21,919)	(7,397)	(19,202)	(34,221)	(10,153)	(18,657)
(2,525,933)	(5,617,074)	(1,939,081)	(5,209,461)	(5,854,520)	(2,704,183)	(4,311,605)

(19,517,196)	(81,269,831)	(26,389,512)	(73,028,022)	(119,258,769)	(32,073,003)	(97,630,110)

—	—	—	—	—	—	—

(6,689,181)	(11,609,018)	(10,800,599)	(31,505,315)	4,000,571	(16,090,331)	(7,853,940)
140,571,269	344,981,316	114,578,834	324,960,972	354,125,026	153,153,645	248,535,624

$133,882,088	$333,372,298	$103,778,235	$293,455,657	$358,125,597	$137,063,314	$240,681,684

B-25

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Mid Cap Relative Value VIP Fund	Guardian Mid Cap Traditional Growth VIP Fund

	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,785,619)	$(1,447,554)
Net realized gain/(loss) from sale of investments	18,232,689	7,034,812
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(30,400,298)	(27,706,417)

Net increase/(decrease) resulting from operations	(14,953,228)	(22,119,159)

2022 Contract Transactions
Contract purchase payments	512,367	229,569
Transfers between investment divisions, net	(22,967,727)	1,579,515
Transfers on account of death	(1,674,534)	(768,736)
Transfers for annuity benefits, surrenders and partial withdrawals	(21,063,296)	(11,945,628)
Contract fees	(13,195)	(6,220)
Transfers-rider fees and other	(3,295,272)	(1,643,238)

Net increase/(decrease) from contract transactions	(48,501,657)	(12,554,738)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(63,454,885)	(34,673,897)
Net Assets at December 31, 2021	235,559,043	123,054,103

Net Assets at December 31, 2022	$172,104,158	$88,380,206

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,347,585)	$(1,224,564)
Net realized gain/(loss) from sale of investments	16,757,780	12,678,566
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(2,677,563)	1,122,360

Net increase/(decrease) resulting from operations	11,732,632	12,576,362

2023 Contract Transactions
Contract purchase payments	434,053	138,452
Transfers between investment divisions, net	6,166,519	628,721
Transfers on account of death	(1,546,231)	(802,347)
Transfers for annuity benefits, surrenders and partial withdrawals	(33,734,037)	(21,480,180)
Contract fees	(12,581)	(5,898)
Transfers-rider fees and other	(2,957,805)	(1,501,910)

Net increase/(decrease) from contract transactions	(31,650,082)	(23,023,162)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(19,917,450)	(10,446,800)
Net Assets at December 31, 2022	172,104,158	88,380,206

Net Assets at December 31, 2023	$152,186,708	$77,933,406

See notes to financial statements.

B-26

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund

1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

$(3,269,471)	$(4,184,910)	$(1,029,783)	$(3,745,937)	$(3,833,244)	$(148,080)	$(2,511,892)
(1,904,094)	(1,583,247)	3,924,234	(1,196,386)	5,927,826	(145,462)	(4,020,989)
—	—	—	—	—	—	—
(19,309,792)	(49,906,930)	(5,208,085)	(47,259,044)	(69,543,100)	(1,933,087)	(24,683,006)

(24,483,357)	(55,675,087)	(2,313,634)	(52,201,367)	(67,448,518)	(2,226,629)	(31,215,887)

466,934	531,086	136,999	514,429	527,943	9,002	486,606
(18,593,091)	(482,362)	(13,416,394)	339,593	60,252,979	337,365	16,452,762
(2,400,940)	(2,901,180)	(529,195)	(2,510,925)	(1,976,590)	(40,291)	(1,727,028)
(23,060,169)	(25,849,174)	(6,504,403)	(24,614,567)	(25,643,072)	(805,908)	(15,214,927)
(17,445)	(21,390)	(4,879)	(19,273)	(17,338)	(1,946)	(14,654)
(3,811,803)	(5,043,975)	(1,180,108)	(4,375,683)	(4,603,088)	(83,425)	(2,420,905)

(47,416,514)	(33,766,995)	(21,497,980)	(30,666,426)	28,540,834	(585,203)	(2,438,146)

—	—	—	—	—	—	—

(71,899,871)	(89,442,082)	(23,811,614)	(82,867,793)	(38,907,684)	(2,811,832)	(33,654,033)
271,008,944	354,045,763	88,120,953	315,321,845	284,152,943	12,118,087	198,646,280

$199,109,073	$264,603,681	$64,309,339	$232,454,052	$245,245,259	$9,306,255	$164,992,247

$(2,811,096)	$(3,727,956)	$(875,646)	$(3,290,401)	$(3,580,770)	$(137,996)	$(2,335,411)
(2,313,785)	(5,008,349)	2,610,414	(4,786,322)	10,926,750	(152,156)	(2,328,176)
—	—	—	—	—	—	—
9,598,982	17,597,088	(2,009,167)	15,173,775	30,953,712	2,053,293	28,357,974

4,474,101	8,860,783	(274,399)	7,097,052	38,299,692	1,763,141	23,694,387

376,086	721,349	99,140	336,583	479,096	16,980	240,354
17,884,189	20,377,263	4,048,556	21,179,505	12,825,589	(349,322)	4,737,484
(2,413,497)	(2,989,144)	(490,020)	(2,558,132)	(2,207,762)	(72,288)	(1,465,461)
(33,620,425)	(34,333,746)	(8,419,893)	(35,940,824)	(42,671,388)	(1,375,930)	(20,836,616)
(16,424)	(20,436)	(4,471)	(18,439)	(17,128)	(1,933)	(13,785)
(3,310,646)	(4,477,432)	(1,032,052)	(3,891,722)	(4,320,340)	(85,680)	(2,158,858)

(21,100,717)	(20,722,146)	(5,798,740)	(20,893,029)	(35,911,933)	(1,868,173)	(19,496,882)

—	—	—	—	—	—	—

(16,626,616)	(11,861,363)	(6,073,139)	(13,795,977)	2,387,759	(105,032)	4,197,505
199,109,073	264,603,681	64,309,339	232,454,052	245,245,259	9,306,255	164,992,247

$182,482,457	$252,742,318	$58,236,200	$218,658,075	$247,633,018	$9,201,223	$169,189,752

B-27

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,090,001)	$(4,194,937)
Net realized gain/(loss) from sale of investments	(6,896,402)	(4,510,497)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(54,193,007)	(31,673,872)

Net increase/(decrease) resulting from operations	(65,179,410)	(40,379,306)

2022 Contract Transactions
Contract purchase payments	600,933	1,372,865
Transfers between investment divisions, net	10,399,920	(27,714,240)
Transfers on account of death	(2,416,718)	(2,964,971)
Transfers for annuity benefits, surrenders and partial withdrawals	(24,189,710)	(27,520,036)
Contract fees	(19,841)	(17,148)
Transfers-rider fees and other	(4,720,965)	(4,468,980)

Net increase/(decrease) from contract transactions	(20,346,381)	(61,312,510)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(85,525,791)	(101,691,816)
Net Assets at December 31, 2021	350,702,742	365,191,020

Net Assets at December 31, 2022	$265,176,951	$263,499,204

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,696,970)	$(3,729,781)
Net realized gain/(loss) from sale of investments	(7,629,506)	963,955
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	49,949,542	46,031,789

Net increase/(decrease) resulting from operations	38,623,066	43,265,963

2023 Contract Transactions
Contract purchase payments	311,044	503,028
Transfers between investment divisions, net	4,906,899	(11,695,857)
Transfers on account of death	(2,251,232)	(3,328,286)
Transfers for annuity benefits, surrenders and partial withdrawals	(32,953,174)	(43,810,682)
Contract fees	(18,928)	(16,685)
Transfers-rider fees and other	(4,220,945)	(4,053,815)

Net increase/(decrease) from contract transactions	(34,226,336)	(62,402,297)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	4,396,730	(19,136,334)
Net Assets at December 31, 2022	265,176,951	263,499,204

Net Assets at December 31, 2023	$269,573,681	$244,362,870

See notes to financial statements.

B-28

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series

4/29/2022 to 12/31/2023	4/29/2022 to 12/31/2023	4/29/2022 to 12/31/2023	4/29/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

$(3,244,526)	$(1,895,106)	$(77,135)	$(231,933)	$(444,481)	$(51,048)	$433,983
(966,068)	(678,815)	(27,166)	30,843	5,544,965	278,635	6,986
—	—	—	—	46,153,637	3,270,914	—
(12,617,260)	(4,124,615)	(406,956)	558,270	(68,199,160)	(9,756,896)	(1,820,765)

(16,827,854)	(6,698,536)	(511,257)	357,180	(16,945,039)	(6,258,395)	(1,379,796)

474,278	317,766	69,215	22,894	560,109	129,638	25,071
356,104,369	200,301,072	8,254,817	23,454,136	(48,352,134)	(466,634)	(356,297)
(2,405,301)	(1,291,423)	(80,084)	(76,750)	(2,095,124)	(137,863)	(73,691)
(21,333,547)	(13,026,993)	(548,554)	(1,367,589)	(22,797,443)	(1,828,679)	(846,498)
(21,008)	(11,216)	(1,593)	(2,534)	(21,065)	(6,320)	(1,424)
(3,603,704)	(2,280,375)	(8,878)	(161,439)	(4,378,188)	(173,611)	(63,659)

329,215,087	184,008,831	7,684,923	21,868,718	(77,083,845)	(2,483,469)	(1,316,498)

—	—	—	—	—	—	—

312,387,233	177,310,295	7,173,666	22,225,898	(94,028,884)	(8,741,864)	(2,696,294)
—	—	—	—	337,899,193	31,914,256	9,985,271

$312,387,233	$177,310,295	$7,173,666	$22,225,898	$243,870,309	$23,172,392	$7,288,977

$(4,418,036)	$(2,548,935)	$(105,651)	$(321,774)	$(540,139)	$(52,351)	$438,780
(1,578,484)	(397,155)	11,606	111,753	(3,881,980)	(542,163)	(85,403)
—	—	—	—	17,485,971	1,869,278	—
17,371,338	7,248,185	1,107,035	1,422,185	14,499,672	4,075,467	303,223

11,374,818	4,302,095	1,012,990	1,212,164	27,563,524	5,350,231	656,600

548,660	331,446	67,838	40,426	312,522	81,016	14,678
25,014,059	14,916,318	(129,724)	1,343,393	4,383,549	77,685	120,808
(3,820,594)	(2,137,779)	(325,629)	(179,451)	(2,173,624)	(106,540)	(84,858)
(47,717,553)	(30,476,669)	(1,043,329)	(2,426,774)	(27,413,148)	(4,116,852)	(938,194)
(28,407)	(15,356)	(2,725)	(3,146)	(20,033)	(6,053)	(1,215)
(4,809,285)	(3,003,806)	(10,424)	(222,977)	(3,864,470)	(171,127)	(61,349)

(30,813,120)	(20,385,846)	(1,443,993)	(1,448,529)	(28,775,204)	(4,241,871)	(950,130)

—	—	—	—	—	—	—

(19,438,302)	(16,083,751)	(431,003)	(236,365)	(1,211,680)	1,108,360	(293,530)
312,387,233	177,310,295	7,173,666	22,225,898	243,870,309	23,172,392	7,288,977

$292,948,931	$161,226,544	$6,742,663	$21,989,533	$242,658,629	$24,280,752	$6,995,447

B-29

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series

	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2023

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,306,963	$(131,419)
Net realized gain/(loss) from sale of investments	(6,690,620)	(456,112)
Reinvested realized gain distributions	—	1,965,610
Net change in unrealized appreciation/(depreciation) of investments	(2,476,058)	(6,334,625)

Net increase/(decrease) resulting from operations	(6,859,715)	(4,956,546)

2022 Contract Transactions
Contract purchase payments	125,902	32,870
Transfers between investment divisions, net	(229,382,604)	904,619
Transfers on account of death	(854,634)	(105,878)
Transfers for annuity benefits, surrenders and partial withdrawals	(8,060,319)	(1,406,195)
Contract fees	(5,131)	(2,158)
Transfers-rider fees and other	(1,237,391)	(37,999)

Net increase/(decrease) from contract transactions	(239,414,177)	(614,741)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(246,273,892)	(5,571,287)
Net Assets at December 31, 2021	246,273,892	13,449,627

Net Assets at December 31, 2022	$—	$7,878,340

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$(128,041)
Net realized gain/(loss) from sale of investments	—	(1,651,021)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	3,118,782

Net increase/(decrease) resulting from operations	—	1,339,720

2023 Contract Transactions
Contract purchase payments	—	23,497
Transfers between investment divisions, net	—	66,188
Transfers on account of death	—	(2,433)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(1,409,077)
Contract fees	—	(1,901)
Transfers-rider fees and other	—	(38,422)

Net increase/(decrease) from contract transactions	—	(1,362,148)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	(22,428)
Net Assets at December 31, 2022	—	7,878,340

Net Assets at December 31, 2023	$—	$7,855,912

See notes to financial statements.

B-30

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset Fund	Value Line Centurion Fund	Value Line Strategic Asset Management Trust	Invesco V.I. Global Real Estate Fund Series II

1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2023	1/1/2022 to 4/29/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2023

$280,565	$(42,944)	$6,521,839	$(37,987)	$(2,292)	$(12,059)	$1,633
3,051,878	(95,218)	(39,001,335)	(21,623)	(269,267)	(2,454,707)	(98,170)
1,746,200	1,139,963	1,181,901	336,535	322,855	2,509,902	—
(9,873,937)	(2,812,141)	(1,157,634)	(845,189)	(97,147)	(467,587)	(80,859)

(4,795,294)	(1,810,340)	(32,455,229)	(568,264)	(45,851)	(424,451)	(177,396)

112,050	49,726	264,366	18,488	240	8,682	3,328
369,933	(232,562)	(373,161,449)	69,748	(417,784)	(3,757,779)	101,334
(246,902)	(82,973)	(1,437,885)	—	—	(3,016)	(722)
(2,119,925)	(1,022,686)	(13,760,145)	(272,282)	(116,554)	(162,251)	(97,680)
(3,636)	(2,268)	(9,477)	(1,410)	(55)	(596)	(51)
(243,805)	(11,986)	(1,903,827)	(4,030)	(437)	(86)	(697)

(2,132,285)	(1,302,749)	(390,008,417)	(189,486)	(534,590)	(3,915,046)	5,512

—	—	—	—	—	—	—

(6,927,579)	(3,113,089)	(422,463,646)	(757,750)	(580,441)	(4,339,497)	(171,884)
28,675,358	8,077,387	422,463,646	4,073,198	580,441	4,339,497	355,720

$21,747,779	$4,964,298	$—	$3,315,448	$—	$—	$183,836

$246,188	$61,383	$—	$(35,267)	$—	$—	$(1,561)
(2,428,037)	(507,581)	—	(89,246)	—	—	(5,552)
—	—	—	330,144	—	—	—
5,819,990	867,505	—	110,574	—	—	18,910

3,638,141	421,307	—	316,205	—	—	11,797

52,850	36,421	—	15,194	—	—	—
(1,150,900)	(685)	—	6,257	—	—	—
(142,256)	(3,411)	—	—	—	—	—
(2,317,656)	(1,150,551)	—	(369,757)	—	—	(17,564)
(3,319)	(2,062)	—	(1,377)	—	—	(44)
(211,509)	(5,849)	—	(3,534)	—	—	(596)

(3,772,790)	(1,126,137)	—	(353,217)	—	—	(18,204)

—	—	—	—	—	—	—

(134,649)	(704,830)	—	(37,012)	—	—	(6,407)
21,747,779	4,964,298	—	3,315,448	—	—	183,836

$21,613,130	$4,259,468	$—	$3,278,436	$—	$—	$177,429

B-31

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Invesco V.I. American Value Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II

	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2023

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,682)	$257,130
Net realized gain/(loss) from sale of investments	35,724	324,247
Reinvested realized gain distributions	—	152,241
Net change in unrealized appreciation/(depreciation) of investments	(78,726)	(1,525,582)

Net increase/(decrease) resulting from operations	(44,684)	(791,964)

2022 Contract Transactions
Contract purchase payments	1,573	571,082
Transfers between investment divisions, net	(520,496)	(48,226)
Transfers on account of death	—	(1,159,586)
Transfers for annuity benefits, surrenders and partial withdrawals	(5,884)	(945,225)
Contract fees	(65)	—
Transfers-rider fees and other	(319)	(1,379)

Net increase/(decrease) from contract transactions	(525,191)	(1,583,334)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(569,875)	(2,375,298)
Net Assets at December 31, 2021	569,875	6,235,080

Net Assets at December 31, 2022	$—	$3,859,782

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$(43,460)
Net realized gain/(loss) from sale of investments	—	(902,263)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	1,101,816

Net increase/(decrease) resulting from operations	—	156,093

2023 Contract Transactions
Contract purchase payments	—	288,627
Transfers between investment divisions, net	—	(475,325)
Transfers on account of death	—	(341,326)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(474,801)
Contract fees	—	—
Transfers-rider fees and other	—	659

Net increase/(decrease) from contract transactions	—	(1,002,166)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	(846,073)
Net Assets at December 31, 2022	—	3,859,782

Net Assets at December 31, 2023	$—	$3,013,709

See notes to financial statements.

B-32

Investment Options
AB Sustainable Global Thematic Portfolio Class B	AB VPS Dynamic Asset Allocation Portfolio Class B	BlackRock Global Allocation V.I. Fund Class III	BlackRock Advantage Large Cap Value V.I. Fund Class III	Columbia Variable Portfolio- Small Company Growth Fund Class 2	Davis Financial Portfolio	Davis Real Estate Portfolio

1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 4/29/2022	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

$(9,715)	$21,973	$(27,062)	$(6,658)	$2,482	$6,017	$3,703
36,507	123,970	(36,291)	(159,443)	(180,744)	(61,731)	82,726
81,288	545,614	31,632	—	—	56,081	92,156
(395,894)	(1,175,083)	(380,343)	60,125	16,868	(214,424)	(802,556)

(287,814)	(483,526)	(412,064)	(105,976)	(161,394)	(214,057)	(623,971)

1,798	132,687	26,958	5,255	—	6,645	9,673
600	67,216	(66,256)	(1,455,238)	(380,342)	98,420	(68,660)
53	(275,592)	(21,550)	—	—	—	(30,351)
(67,682)	(708,836)	(316,474)	(33,038)	(8,946)	(145,118)	(157,954)
(281)	(115)	(632)	(128)	(56)	(401)	(757)
(1,834)	(13,520)	38	—	—	2,300	(2,439)

(67,346)	(798,160)	(377,916)	(1,483,149)	(389,344)	(38,154)	(250,488)

—	—	—	—	—	—	—

(355,160)	(1,281,686)	(789,980)	(1,589,125)	(550,738)	(252,211)	(874,459)
1,036,587	2,821,680	2,469,189	1,589,125	550,738	1,777,992	2,346,100

$681,427	$1,539,994	$1,679,209	$—	$—	$1,525,781	$1,471,641

$(10,878)	$(12,167)	$7,539	$—	$—	$3,184	$12,982
34,923	(174,984)	(51,833)	—	—	(81,521)	(9,855)
43,437	—	—	—	—	51,418	—
18,289	349,984	205,294	—	—	181,711	114,772

85,771	162,833	161,000	—	—	154,792	117,899

2,078	—	17,129	—	—	14,596	7,414
—	(37,824)	(104,832)	—	—	9,200	(640)
—	(8,898)	(1,089)	—	—	—	(3,623)
(112,602)	(270,866)	(282,219)	—	—	(454,290)	(146,691)
(274)	(89)	(610)	—	—	(339)	(619)
(2,046)	(12,512)	—	—	—	893	(2,352)

(112,844)	(330,189)	(371,621)	—	—	(429,940)	(146,511)

—	—	—	—	—	—	—

(27,073)	(167,356)	(210,621)	—	—	(275,148)	(28,612)
681,427	1,539,994	1,679,209	—	—	1,525,781	1,471,641

$654,354	$1,372,638	$1,468,588	$—	$—	$1,250,633	$1,443,029

B-33

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Davis Value Portfolio	Fidelity VIP Balanced Portfolio Service Class 2

	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2023

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(128,026)	$(7,978)
Net realized gain/(loss) from sale of investments	(7,038,989)	121,387
Reinvested realized gain distributions	—	144,902
Net change in unrealized appreciation/(depreciation) of investments	2,659,906	(730,306)

Net increase/(decrease) resulting from operations	(4,507,109)	(471,995)

2022 Contract Transactions
Contract purchase payments	75,335	19,148
Transfers between investment divisions, net	(24,238,619)	(165,916)
Transfers on account of death	(264,403)	(41)
Transfers for annuity benefits, surrenders and partial withdrawals	(758,132)	(360,631)
Contract fees	(1,023)	(1,010)
Transfers-rider fees and other	(71,373)	(1,204)

Net increase/(decrease) from contract transactions	(25,258,215)	(509,654)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(29,765,324)	(981,649)
Net Assets at December 31, 2021	29,765,324	2,736,406

Net Assets at December 31, 2022	$—	$1,754,757

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$(1,443)
Net realized gain/(loss) from sale of investments	—	68,083
Reinvested realized gain distributions	—	70,994
Net change in unrealized appreciation/(depreciation) of investments	—	176,831

Net increase/(decrease) resulting from operations	—	314,465

2023 Contract Transactions
Contract purchase payments	—	32,026
Transfers between investment divisions, net	—	24,060
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	(288,526)
Contract fees	—	(1,012)
Transfers-rider fees and other	—	(1,090)

Net increase/(decrease) from contract transactions	—	(234,542)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	79,923
Net Assets at December 31, 2022	—	1,754,757

Net Assets at December 31, 2023	$—	$1,834,680

See notes to financial statements.

B-34

Investment Options
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Opportunities Portfolio Service Class 2	Templeton Global Bond VIP Fund Class 2	Templeton Growth VIP Fund Class 2	Franklin Income VIP Fund Class 2

1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

$199,391	$(400)	$(23,531)	$(144,764)	$(37,996)	$(25,181)	$113,558
(528,469)	(83,524)	—	2,163,522	(265,006)	(48,730)	4,139
1,937,920	6,168	—	6,561,370	—	—	66,297
(7,174,279)	(109,499)	—	(20,941,406)	124,272	(213,733)	(441,793)

(5,565,437)	(187,255)	(23,531)	(12,361,278)	(178,730)	(287,644)	(257,799)

46,756	63,734	1,740,733	312,838	8,957	31,228	32,143
(640,747)	28,634	7,663,160	(32,609,088)	71,568	256	227,011
(407,572)	(1,177)	(2,823,436)	(109,545)	(98,357)	—	(83,057)
(3,144,508)	(5,928)	(3,630,461)	(1,297,805)	(794,135)	(78,006)	(536,376)
(4,155)	(72)	(4,540)	—	(511)	(546)	(563)
(328,292)	—	(8,636)	(616)	(86)	(7,947)	(2,029)

(4,478,518)	85,191	2,936,820	(33,704,216)	(812,564)	(55,015)	(362,871)

—	—	72,250	—	—	—	—

(10,043,955)	(102,064)	2,985,539	(46,065,494)	(991,294)	(342,659)	(620,670)
40,711,425	368,735	19,796,881	46,065,494	3,092,669	2,265,641	3,429,767

$30,667,470	$266,671	$22,782,420	$—	$2,101,375	$1,922,982	$2,809,097

$278,466	$(4,929)	$708,005	$—	$(28,963)	$31,417	$87,501
(837,987)	(3,010)	—	—	(201,212)	(107,512)	(46,901)
—	864	—	—	—	—	153,733
1,834,723	56,669	—	—	231,269	411,710	(21,446)

1,275,202	49,594	708,005	—	1,094	335,615	172,887

64,275	390	644,519	—	5,025	37,386	3,003
1,869,056	47,946	2,404,292	—	(23,099)	(1,506)	24,718
(615,187)	—	(1,717,753)	—	(32,617)	(14,247)	(32,249)
(3,601,507)	(34,374)	(4,273,960)	—	(681,332)	(397,609)	(540,546)
(3,875)	(68)	(4,132)	—	(484)	(634)	(534)
(306,165)	—	132,346	—	(513)	(6,367)	(3,121)

(2,593,403)	13,894	(2,814,688)	—	(733,020)	(382,977)	(548,729)

—	—	24,057	—	—	—	—

(1,318,201)	63,488	(2,082,626)	—	(731,926)	(47,362)	(375,842)
30,667,470	266,671	22,782,420	—	2,101,375	1,922,982	2,809,097

$29,349,269	$330,159	$20,699,794	$—	$1,369,449	$1,875,620	$2,433,255

B-35

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	MFS New Discovery Series Service Class	MFS VIT II Income Portfolio Series Service Class

	1/1/2022 to 4/29/2022	1/1/2022 to 4/29/2022

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(163,150)	$(932)
Net realized gain/(loss) from sale of investments	(8,235,008)	(28,764)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(2,035,760)	(1,774)

Net increase/(decrease) resulting from operations	(10,433,918)	(31,470)

2022 Contract Transactions
Contract purchase payments	19,590	—
Transfers between investment divisions, net	(26,328,632)	(290,107)
Transfers on account of death	(72,456)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,210,365)	(27,372)
Contract fees	(590)	(63)
Transfers-rider fees and other	(129,537)	(60)

Net increase/(decrease) from contract transactions	(27,721,990)	(317,602)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(38,155,908)	(349,072)
Net Assets at December 31, 2021	38,155,908	349,072

Net Assets at December 31, 2022	$—	$—

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2023 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers-rider fees and other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2022	—	—

Net Assets at December 31, 2023	$—	$—

See notes to financial statements.

B-36

Investment Options
MFS Total Return Series Service Class	MFS Technology Portfolio Service Class	MFS Blended Research Core Equity Portfolio Service Class	PIMCO Low Duration Portfolio Advisor Class	PIMCO Real Return Portfolio Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class

1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2023

$(19,567)	$(299,870)	$(266,264)	$659	$36,342	$(1,871)	$21,674
267,551	2,363,993	1,251,028	(14,218)	3,416	3,884	(12,521)
—	1,945,031	7,856,312	—	—	—	169,417
(670,330)	(13,814,162)	(18,393,748)	(63,645)	(131,818)	(144,424)	(310,690)

(422,346)	(9,805,008)	(9,552,672)	(77,204)	(92,060)	(142,411)	(132,120)

770	37,520	194,908	71,412	1,725	9,844	10,166
(3,811,462)	5,446,617	(1,652,391)	(82,616)	—	(992,492)	39,878
(61,976)	(120,038)	(575,390)	(80,072)	—	(9,836)	(989)
(100,008)	(2,463,674)	(5,081,476)	(111,509)	(119,547)	(52,764)	(168,304)
(594)	(1,607)	(2,492)	(172)	(226)	—	—
(2,667)	(344,153)	(763,419)	(81)	—	—	1

(3,975,937)	2,554,665	(7,880,260)	(203,038)	(118,048)	(1,045,248)	(119,248)

—	—	—	—	—	—	—

(4,398,283)	(7,250,343)	(17,432,932)	(280,242)	(210,108)	(1,187,659)	(251,368)
4,398,283	26,127,872	57,343,374	1,154,083	755,968	1,187,659	1,775,389

$—	$18,877,529	$39,910,442	$873,841	$545,860	$—	$1,524,021

$—	$(288,874)	$(165,158)	$13,796	$6,141	$—	$30,522
—	2,583,418	1,421,990	(14,525)	(10,415)	—	(69,735)
—	—	2,880,694	—	—	—	—
—	5,602,729	4,702,345	24,048	13,793	—	111,719

—	7,897,273	8,839,871	23,319	9,519	—	72,506

—	81,640	22,781	—	1,505	—	1,050
—	(4,540,696)	(2,198,846)	—	(1,227)	—	(68,454)
—	(223,263)	(300,731)	(13,233)	(21,292)	—	(35,380)
—	(3,919,671)	(12,483,522)	(161,690)	(76,270)	—	(230,977)
—	(1,593)	(2,377)	(223)	(203)	—	—
—	(337,672)	(735,426)	223	—	—	743

—	(8,941,255)	(15,698,121)	(174,923)	(97,487)	—	(333,018)

—	—	—	—	—	—	—

—	(1,043,982)	(6,858,250)	(151,604)	(87,968)	—	(260,512)
—	18,877,529	39,910,442	873,841	545,860	—	1,524,021

$—	$17,833,547	$33,052,192	$722,237	$457,892	$—	$1,263,509

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Pioneer Bond VCT Portfolio Class II	American Century VP Mid Cap Value Fund Class II

	1/1/2022 to 12/31/2023	1/1/2022 to 4/29/2022

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$450,762	$36,070
Net realized gain/(loss) from sale of investments	(1,169,758)	491,810
Reinvested realized gain distributions	1,228,448	1,800,413
Net change in unrealized appreciation/(depreciation) of investments	(10,787,172)	(2,636,678)

Net increase/(decrease) resulting from operations	(10,277,720)	(308,385)

2022 Contract Transactions
Contract purchase payments	779,158	364,536
Transfers between investment divisions, net	(1,031,562)	(13,737,399)
Transfers on account of death	(1,280,659)	(94,486)
Transfers for annuity benefits, surrenders and partial withdrawals	(5,128,054)	(650,613)
Contract fees	(2,454)	—
Transfers-rider fees and other	(644,379)	(3,176)

Net increase/(decrease) from contract transactions	(7,307,950)	(14,121,138)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(17,585,670)	(14,429,523)
Net Assets at December 31, 2021	68,546,978	14,429,523

Net Assets at December 31, 2022	$50,961,308	$—

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,070,548	$—
Net realized gain/(loss) from sale of investments	(2,795,845)	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	3,978,819	—

Net increase/(decrease) resulting from operations	2,253,522	—

2023 Contract Transactions
Contract purchase payments	132,004	—
Transfers between investment divisions, net	2,415,029	—
Transfers on account of death	(1,308,102)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(11,623,320)	—
Contract fees	(2,316)	—
Transfers-rider fees and other	(575,449)	—

Net increase/(decrease) from contract transactions	(10,962,154)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(8,708,632)	—
Net Assets at December 31, 2022	50,961,308	—

Net Assets at December 31, 2023	$42,252,676	$—

See notes to financial statements.

B-38

Investment Options
American Century VP Inflation Protection Fund Class II	Delaware Ivy VIP Global Bond Fund Class II	Delaware Ivy VIP High Income Fund Class II	Putnam VT Large Cap Value Fund Class IB	Putnam VT Multi Asset Absolute Return Fund Class IB	Putnam VT Small Cap Value Fund Class IB	ALPS/ Alerian Energy Infrastructure Portfolio Class III

1/1/2022 to 12/31/2023	1/1/2022 to 4/27/2022	1/1/2022 to 12/31/2023	1/1/2022 to 4/29/2022	1/1/2022 to 4/21/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

$389,644	$191,733	$346,812	$1,117,757	$1,762	$(87,303)	$63,525
(14,328)	(287,404)	(132,593)	20,556,646	(15,471)	(28,878)	126,123
57,368	—	—	9,824,240	—	1,066,336	—
(2,044,687)	(161,902)	(1,091,091)	(37,463,383)	3,587	(2,146,469)	112,339

(1,612,003)	(257,573)	(876,872)	(5,964,740)	(10,122)	(1,196,314)	301,987

814,722	136,612	233,021	60,696	12,794	171,374	89,066
(1,155,630)	(4,094,822)	(56,696)	(120,637,262)	(22,412)	(173,193)	54,749
(223,697)	(67,582)	(184,996)	(393,425)	(5,842)	(71,132)	(34,904)
(578,812)	(174,266)	(601,025)	(4,194,416)	(77,980)	(855,726)	(293,049)
—	—	—	(1,715)	—	(157)	—
(340)	(1)	(513)	(438,251)	—	(56,366)	36

(1,143,757)	(4,200,059)	(610,209)	(125,604,373)	(93,440)	(985,200)	(184,102)

—	—	—	—	—	—	—

(2,755,760)	(4,457,632)	(1,487,081)	(131,569,113)	(103,562)	(2,181,514)	117,885
11,809,418	4,457,632	7,323,998	131,569,113	1,050,090	9,020,088	1,965,355

$9,053,658	$—	$5,836,917	$—	$946,528	$6,838,574	$2,083,240

$178,134	$—	$281,857	$—	$62,342	$(88,322)	$29,168
(108,475)	—	(285,972)	—	(127,968)	(42,501)	66,010
—	—	—	—	—	838,213	19,740
103,269	—	541,400	—	75,749	786,588	113,780

172,928	—	537,285	—	10,123	1,493,978	228,698

45,778	—	16,249	—	29,184	24,069	5,336
(46,223)	—	3,741	—	(949,727)	367,079	(51,541)
(297,635)	—	(201,708)	—	(87,713)	(139,439)	(51,504)
(759,673)	—	(853,502)	—	(19,567)	(837,419)	(360,744)
—	—	—	—	—	(141)	—
14,494	—	2,480	—	71,172	(50,919)	(7)

(1,043,259)	—	(1,032,740)	—	(956,651)	(636,770)	(458,460)

—	—	—	—	—	—	—

(870,331)	—	(495,455)	—	(946,528)	857,208	(229,762)
9,053,658	—	5,836,917	—	946,528	6,838,574	2,083,240

$8,183,327	$—	$5,341,462	$—	$—	$7,695,782	$1,853,478

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	ALPS Global Opportunity Portfolio Class III	DWS Alternative Asset Allocation VIP Class B

	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$163,394	$34,711
Net realized gain/(loss) from sale of investments	42,362	(2,103)
Reinvested realized gain distributions	133,218	601
Net change in unrealized appreciation/(depreciation) of investments	(937,374)	(87,644)

Net increase/(decrease) resulting from operations	(598,400)	(54,435)

2022 Contract Transactions
Contract purchase payments	6,018	35,897
Transfers between investment divisions, net	(15,493)	—
Transfers on account of death	(18,745)	(32,862)
Transfers for annuity benefits, surrenders and partial withdrawals	(140,429)	(49,555)
Contract fees	—	—
Transfers-rider fees and other	—	8

Net increase/(decrease) from contract transactions	(168,649)	(46,512)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(767,049)	(100,947)
Net Assets at December 31, 2021	2,063,564	630,559

Net Assets at December 31, 2022	$1,296,515	$529,612

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(18,606)	$27,095
Net realized gain/(loss) from sale of investments	(2,301)	(1,809)
Reinvested realized gain distributions	—	4,857
Net change in unrealized appreciation/(depreciation) of investments	328,124	(8,473)

Net increase/(decrease) resulting from operations	307,217	21,670

2023 Contract Transactions
Contract purchase payments	2,694	2,473
Transfers between investment divisions, net	(15,946)	4,236
Transfers on account of death	(35,595)	(16,379)
Transfers for annuity benefits, surrenders and partial withdrawals	(253,212)	(26,468)
Contract fees	—	—
Transfers-rider fees and other	10	(6)

Net increase/(decrease) from contract transactions	(302,049)	(36,144)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	5,168	(14,474)
Net Assets at December 31, 2022	1,296,515	529,612

Net Assets at December 31, 2023	$1,301,683	$515,138

See notes to financial statements.

B-40

Investment Options
Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	ClearBridge Variable Small Cap Growth Portfolio Class II	Franklin Multi-Asset Dynamic Multi- Strategy VIT	Merger Fund VL	Guggenheim VT Multi- Hedge Strategies Fund

1/1/2022 to 4/29/2022	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 4/29/2022	1/1/2022 to 8/19/2022	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

$(38,332)	$(723,062)	$(48,975)	$(41,413)	$(4,526)	$5,221	$(50)
1,839,582	3,438,114	20,157	(256,565)	(34,787)	17,487	8,998
—	10,336,854	240,029	—	14,795	—	5,075
(3,390,704)	(39,371,779)	(1,124,018)	(3,173,796)	(77,008)	(31,040)	(36,451)

(1,589,454)	(26,319,873)	(912,807)	(3,471,774)	(101,526)	(8,332)	(22,428)

169,396	369,759	26,807	235,541	—	25,406	600
(9,399,780)	14,232,018	(50,520)	(9,746,645)	(634,943)	8,867	(12,540)
(39,472)	(442,697)	(117,339)	(99,803)	—	(18,459)	(9,367)
(216,619)	(4,037,928)	(149,546)	(460,590)	(10,939)	(172,443)	(68,918)
—	(3,214)	—	(95)	—	—	—
(4,020)	(758,047)	8,879	(30,087)	—	(4)	542

(9,490,495)	9,359,891	(281,719)	(10,101,679)	(645,882)	(156,633)	(89,683)

—	—	—	—	—	—	—

(11,079,949)	(16,959,982)	(1,194,526)	(13,573,453)	(747,408)	(164,965)	(112,111)
11,079,949	67,049,964	5,045,691	13,573,453	747,408	2,099,430	547,040

$—	$50,089,982	$3,851,165	$—	$—	$1,934,465	$434,929

$—	$(758,414)	$(49,573)	$—	$—	$6,809	$6,361
—	1,104,519	(10,146)	—	—	39,736	10,176
—	—	208,946	—	—	116,680	—
—	21,924,180	179,595	—	—	(111,769)	(3,206)

—	22,270,285	328,822	—	—	51,456	13,331

—	61,372	28,452	—	—	2,885	7,867
—	(12,336,469)	(401,180)	—	—	(31,500)	—
—	(417,035)	(29,649)	—	—	(262,118)	(28,815)
—	(5,231,132)	(139,605)	—	—	(205,374)	(91,150)
—	(3,338)	—	—	—	—	—
—	(741,860)	41	—	—	27,430	1

—	(18,668,462)	(541,941)	—	—	(468,677)	(112,097)

—	—	—	—	—	—	—

—	3,601,823	(213,119)	—	—	(417,221)	(98,766)
—	50,089,982	3,851,165	—	—	1,934,465	434,929

$—	$53,691,805	$3,638,046	$—	$—	$1,517,244	$336,163

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim VT Long Short Equity Fund	T. Rowe Price Health Sciences Portfolio II

	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$(8,416)	$(114,635)
Net realized gain/(loss) from sale of investments	6,479	450,167
Reinvested realized gain distributions	—	150,649
Net change in unrealized appreciation/(depreciation) of investments	(232,035)	(2,031,616)

Net increase/(decrease) resulting from operations	(233,972)	(1,545,435)

2022 Contract Transactions
Contract purchase payments	5,406	272,028
Transfers between investment divisions, net	(1,019)	(25,606)
Transfers on account of death	(12,588)	(288,131)
Transfers for annuity benefits, surrenders and partial withdrawals	(201,975)	(769,468)
Contract fees	—	—
Transfers-rider fees and other	31	1,272

Net increase/(decrease) from contract transactions	(210,145)	(809,905)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(444,117)	(2,355,340)
Net Assets at December 31, 2021	1,558,039	11,258,953

Net Assets at December 31, 2022	$1,113,922	$8,903,613

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(11,826)	$(103,518)
Net realized gain/(loss) from sale of investments	24,006	334,567
Reinvested realized gain distributions	—	295,919
Net change in unrealized appreciation/(depreciation) of investments	100,872	(443,577)

Net increase/(decrease) resulting from operations	113,052	83,391

2023 Contract Transactions
Contract purchase payments	3,072	20,205
Transfers between investment divisions, net	(45,394)	(59,583)
Transfers on account of death	(29,821)	(175,463)
Transfers for annuity benefits, surrenders and partial withdrawals	(209,995)	(801,017)
Contract fees	—	—
Transfers-rider fees and other	3	363

Net increase/(decrease) from contract transactions	(282,135)	(1,015,495)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(169,083)	(932,104)
Net Assets at December 31, 2022	1,113,922	8,903,613

Net Assets at December 31, 2023	$944,839	$7,971,509

See notes to financial statements.

B-42

Investment Options
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	Morgan Stanley VIF Global Infrastructure Portfolio Class II	VanEck VIP Global Resources Fund Class S	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Fund Class 4	American Funds Insurance Series The Bond Fund of America Class 4	American Funds Insurance Series Global Growth Fund Class 4

1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

$(19,184)	$1,994	$945	$(8,476)	$24,308	$13,797	$(3,114)
32,715	(714)	60,202	(24,551)	(3,007)	(63,218)	14,123
261,818	5,834	—	77,090	258,130	8,284	89,929
(1,132,091)	(17,527)	22,808	(1,160,847)	(648,045)	(95,228)	(359,054)

(856,742)	(10,413)	83,955	(1,116,784)	(368,614)	(136,365)	(258,116)

80,265	22,271	18,936	50,397	352,276	234,664	56,112
(24,411)	—	15,154	(32,335)	463,861	(60,366)	15,336
(52,157)	(22,219)	(87,971)	(97,551)	—	(93,558)	(10,829)
(388,069)	(4,317)	(166,392)	(353,809)	(49,555)	(401,276)	(4,374)
—	—	—	—	—	—	—
20	—	11	(1,508)	2	231	738

(384,352)	(4,265)	(220,262)	(434,806)	766,584	(320,305)	56,983

—	—	—	—	—	—	—

(1,241,094)	(14,678)	(136,307)	(1,551,590)	397,970	(456,670)	(201,133)
3,401,696	109,744	1,138,231	4,303,401	2,482,163	1,241,686	940,434

$2,160,602	$95,066	$1,001,924	$2,751,811	$2,880,133	$785,016	$739,301

$5,853	$1,248	$13,008	$12,237	$24,622	$21,142	$(3,776)
(69,647)	(12,499)	11,119	(93,655)	1,715	(11,241)	9,648
37,045	13,290	—	18,533	112,316	—	61,759
222,896	1,120	(77,441)	254,415	195,857	26,100	80,974

196,147	3,159	(53,314)	191,530	334,510	36,001	148,605

2,948	—	65	23,067	8,215	—	4,800
(6,865)	(45,443)	(9,586)	(79,206)	(52,186)	151,184	(18,713)
(29,396)	—	(68,473)	(90,400)	(128,023)	(5,735)	(5,146)
(427,657)	(5,686)	(75,603)	(917,649)	(285,006)	(31,292)	(27,071)
—	—	—	—	—	—	—
752	—	30,259	5,381	(68)	—	—

(460,218)	(51,129)	(123,338)	(1,058,807)	(457,068)	114,157	(46,130)

—	—	—	—	—	—	—

(264,071)	(47,970)	(176,652)	(867,277)	(122,558)	150,158	102,475
2,160,602	95,066	1,001,924	2,751,811	2,880,133	785,016	739,301

$1,896,531	$47,096	$825,272	$1,884,534	$2,757,575	$935,174	$841,776

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	American Funds Insurance Series Capital World Growth and Income Fund Class 4	American Funds Insurance Series Growth Fund Class 4

	1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023

2022 Increase/(Decrease) from Operations
Net investment income/(expense)	$11,306	$(21,637)
Net realized gain/(loss) from sale of investments	(7,432)	(43,315)
Reinvested realized gain distributions	222,656	396,004
Net change in unrealized appreciation/(depreciation) of investments	(444,157)	(1,347,303)

Net increase/(decrease) resulting from operations	(217,627)	(1,016,251)

2022 Contract Transactions
Contract purchase payments	87,917	500,498
Transfers between investment divisions, net	76,763	109,745
Transfers on account of death	(9,229)	(120,479)
Transfers for annuity benefits, surrenders and partial withdrawals	(108,111)	(16,577)
Contract fees	—	—
Transfers-rider fees and other	736	2,714

Net increase/(decrease) from contract transactions	48,076	475,901

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(169,551)	(540,350)
Net Assets at December 31, 2021	1,127,044	3,093,031

Net Assets at December 31, 2022	$957,493	$2,552,681

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$5,751	$(28,730)
Net realized gain/(loss) from sale of investments	1,414	31,177
Reinvested realized gain distributions	—	183,647
Net change in unrealized appreciation/(depreciation) of investments	187,086	798,470

Net increase/(decrease) resulting from operations	194,251	984,564

2023 Contract Transactions
Contract purchase payments	120	42,129
Transfers between investment divisions, net	51,666	419,182
Transfers on account of death	(4,111)	(14,606)
Transfers for annuity benefits, surrenders and partial withdrawals	(28,848)	(190,455)
Contract fees	—	—
Transfers-rider fees and other	—	(985)

Net increase/(decrease) from contract transactions	18,827	255,265

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	213,078	1,239,829
Net Assets at December 31, 2022	957,493	2,552,681

Net Assets at December 31, 2023	$1,170,571	$3,792,510

See notes to financial statements.

B-44

Investment Options
American Funds Insurance Series Growth and Income Fund Class 4	American Funds Insurance Series US Government/ Securities Fund Class 4	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund Class I	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund Class I

1/1/2022 to 12/31/2023	1/1/2022 to 12/31/2023	5/1/2023 to 12/31/2023	5/1/2023 to 12/31/2023

$5,928	$43,656	$—	$—
25,689	(20,536)	—	—
223,694	—	—	—
(615,870)	(215,279)	—	—

(360,559)	(192,159)	—	—

376,196	265,382	—	—
701,267	(152)	—	—
(125,315)	(7,984)	—	—
(61,674)	(54,889)	—	—
—	—	—	—
699	—	—	—

891,173	202,357	—	—

—	—	—	—

530,614	10,198	—	—
1,857,557	1,581,778	—	—

$2,388,171	$1,591,976	$—	$—

$(479)	$35,877	$—	$—
23,208	(29,240)	—	—
138,054	—	—	—
399,083	15,234	—	—

559,866	21,871	—	—

5,635	5,018	—	—
65,729	—	—	—
(16,886)	—	—	—
(220,683)	(83,820)	—	—
—	—	—	—
(73)	(9)	—	—

(166,278)	(78,811)	—	—

—	—	—	—

393,588	(56,940)	—	—
2,388,171	1,591,976	—	—

$2,781,759	$1,535,036	$—	$—

B-45

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2023)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The seventy-six investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Core Plus Fixed Income VIP Fund

Guardian Diversified Research VIP Fund

Guardian Growth & Income VIP Fund

Guardian Integrated Research VIP Fund

Guardian International Growth VIP Fund

Guardian International Equity VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Large Cap Disciplined Value VIP Fund

Guardian Large Cap Fundamental Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian Mid Cap Traditional Growth VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Global Utilities VIP Fund

Guardian Multi-Sector Bond VIP Fund

Guardian Small Cap Core VIP Fund

Guardian All Cap Core VIP Fund

Guardian Select Mid Cap Core VIP Fund

Guardian Small Mid Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Gabelli Capital Asset Fund

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

AB Sustainable Global Thematic Portfolio Class B

AB VPS Dynamic Asset Allocation Portfolio Class B

BlackRock Global Allocation V.I. Fund Class III

Davis Financial Portfolio

Davis Real Estate Portfolio

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Growth VIP Fund Class 2

Franklin Income VIP Fund Class 2

MFS® Technology Portfolio Service Class

MFS® Blended Research Core Equity Portfolio Service Class

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Dynamic Bond Portfolio Advisor Class

Pioneer Bond VCT Portfolio Class II

American Century VP Inflation Protection Fund Class II

Delaware Ivy VIP High Income Fund Class II IB

Putnam VT Small Cap Value Fund Class IB

ALPS/Alerian Energy Infrastructure Portfolio Class III

ALPS Global Opportunity Portfolio Class III
(formerly ALPS/Red Rocks Global Opportunity Portfolio Class III)

DWS Alternative Asset Allocation VIP Class B

Janus Henderson Global Technology & Innovation Service Shares

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

The Merger Fund VL

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT Long Short Equity Fund

T. Rowe Price Health Sciences Portfolio II

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II

Morgan Stanley VIF Global Infrastructure Portfolio Class II

B-46

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

VanEck VIP Global Resources Fund – Class S

Virtus Duff & Phelps Real Estate Securities Series

American Funds Insurance Series Asset Allocation Fund Class 4

American Funds Insurance Series The Bond Fund of America Class 4

American Funds Insurance Series Global Growth Fund Class 4

American Funds Insurance Series Capital World Growth and Income Fund Class 4

American Funds Insurance Series Growth Fund Class 4

American Funds Insurance Series Growth and Income Fund Class 4

American Funds Insurance Series U.S. Government Securities Fund

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund Class I

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund Class I

The below funds were part of a fund substitution and are no longer available as an investment option under this contract in 2022:

Existing Fund	Replacement Fund	Date
Victory INCORE Low Duration Bond VIP Series	Guardian Short Duration Bond VIP Fund	April 29, 2022
Victory INCORE Investment Quality Bond VIP Series	Guardian Core Fixed Income VIP Fund	April 29, 2022
Value Line Centurion Fund	Guardian All Cap Core VIP Fund	April 29, 2022
Value Line Strategic Asset Management Trust	Guardian Balanced Allocation VIP Fund	April 29, 2022
Invesco V.I. American Value Fund Series II	Guardian Mid Cap Relative Value VIP Fund	April 29, 2022
BlackRock Advantage Large Cap Value V.I. Fund Class III	Guardian Integrated Research VIP Fund	April 29, 2022
Columbia Variable Portfolio – Small Company Growth Fund Class 2	Guardian Small Cap Core VIP Fund	April 29, 2022
Davis Value Portfolio	Guardian Equity Income VIP Fund	April 29, 2022
Fidelity VIP Growth Opportunities Portfolio Service Class 2	Guardian Integrated Research VIP Fund	April 29, 2022
MFS® New Discovery Series Service Class	Guardian Small Cap Core VIP Fund	April 29, 2022
MFS® VIT II Income Portfolio Series Service Class	Guardian Total Return Bond VIP Fund	April 29, 2022
MFS® Total Return Series Service Class	Guardian Balanced Allocation VIP Fund	April 29, 2022
PIMCO VIT Balanced Allocation Portfolio Advisor Class	Guardian Balanced Allocation VIP Fund	April 29, 2022
American Century VP Mid Cap Value Fund Class II	Guardian Select Mid Cap Core VIP Fund	April 29, 2022
Putnam VT Large Cap Value Fund CL IB	Guardian Integrated Research VIP Fund	April 29, 2022
Janus Henderson Enterprise Portfolio Service Shares	Guardian Select Mid Cap Core VIP Fund	April 29, 2022
Clearbridge Variable Small Cap Growth Portfolio Class II	Guardian Small Cap Core VIP Fund	April 29, 2022

The below funds were liquidated and no longer available as an investment option under this contract in 2023 and 2022:

Existing Fund	Replacement Fund	Date
Putnam VT Multi Asset Absolute Return Class IB	Fidelity VIP Government Money Market Portfolio Service Class 2	April 21, 2023

Existing Fund	Replacement Fund	Date
Delaware Ivy VIP Global Bond Fund Class II	Fidelity VIP Government Money Market Portfolio Service Class 2	April 27, 2022
Franklin Multi-Asset Dynamic Multi-Strategy VIT	Fidelity VIP Government Money Market Portfolio Service Class 2	August 19, 2022

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

B-47

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2023, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 —  inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2023, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on

B-48

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2023, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $4,904,135,436.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2023, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2023, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 1.0% - 6.0%, as applicable based on the annuitization date. The mortality risk on life contingent contracts is minimal and is borne by Talcott Resolution Life as they reinsure nearly all of GIAC’s payout annuities with variable payments as part of a 100% coinsurance / /modified coinsurance agreement executed with GIAC in November 2022. Variance in mortality experience may result in transfer to or from the general account of GIAC for retained contracts. Such amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-49

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023, were as follows:

	Purchases	Sales
Guardian Core Plus Fixed Income VIP Fund	$21,664,266	$62,678,002
Guardian Diversified Research VIP Fund	810,586	37,569,595
Guardian Growth & Income VIP Fund	7,634,986	29,123,181
Guardian Integrated Research VIP Fund	5,878,450	92,111,281
Guardian International Growth VIP Fund	9,240,804	37,169,315
Guardian International Equity VIP Fund	18,966,554	96,377,576
Guardian Large Cap Disciplined Growth VIP Fund	565,919	125,195,687
Guardian Large Cap Disciplined Value VIP Fund	15,419,105	49,677,108
Guardian Large Cap Fundamental Growth VIP Fund	657,285	101,942,394
Guardian Mid Cap Relative Value VIP Fund	11,958,943	45,949,025
Guardian Mid Cap Traditional Growth VIP Fund	8,918,254	33,162,416
Guardian U.S. Government Securities VIP Fund	22,534,376	46,440,093
Guardian Total Return Bond VIP Fund	26,564,394	51,000,540
Guardian Global Utilities VIP Fund	8,064,774	14,738,514
Guardian Multi-Sector Bond VIP Fund	24,606,130	48,782,159
Guardian Small Cap Core VIP Fund	38,607,687	78,084,620
Guardian All Cap Core VIP Fund	40,765	2,046,938
Guardian Select Mid Cap Core VIP Fund	16,382,465	38,204,347
Guardian Small Mid Cap Core VIP Fund	36,050,608	73,956,942
Guardian Strategic Large Cap Core VIP Fund	8,169,977	74,291,274
Guardian Core Fixed Income VIP Fund	29,311,671	64,532,791
Guardian Short Duration Bond VIP Fund	22,927,008	45,857,853
Guardian Balanced Allocation VIP Fund	82,879	1,624,872
Guardian Equity Income VIP Fund	1,585,202	3,354,731
Victory RS Large Cap Alpha VIP Series	36,129,836	47,944,333
Victory 500 Index VIP Series	3,059,877	5,481,531
Victory High Yield VIP Series	878,806	1,390,346
Victory INCORE Low Duration Bond VIP Series	—	—
Victory RS Small Cap Growth Equity VIP Series	359,084	1,850,232
Victory RS International VIP Series	1,098,847	4,624,279
Victory Sophus Emerging Markets VIP Series	199,484	1,263,654
Victory INCORE Investment Quality Bond VIP Series	—	—
Gabelli Capital Asset Fund	357,629	415,965
Value Line Centurion Fund	—	—
Value Line Strategic Asset Management Trust	—	—
Invesco V.I American Value Fund Series II	—	—
Invesco V.I. Global Real Estate Fund Series II	2,215	22,205
Invesco V.I. Balanced-Risk Allocation Fund Series II	332,892	1,378,058
AB Sustainable Global Thematic Portfolio Class B	45,587	125,792
AB VPS Dynamic Asset Allocation Portfolio Class B	43,347	384,511
BlackRock Global Allocation V.I. Fund Class III	64,542	429,104
BlackRock Advantage Large Cap Value V.I. Fund Class III	—	—
Columbia Variable Portfolio-Small Company Growth Fund Class 2	—	—
Davis Financial Portfolio	154,019	528,969
Davis Real Estate Portfolio	41,731	175,276
Davis Value Portfolio	—	—
Fidelity VIP Balanced Portfolio Service Class 2	153,638	318,137
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2,931,773	5,245,557
Fidelity VIP Overseas Portfolio Service Class 2	51,779	42,442
Fidelity VIP Government Money Market Portfolio Service Class 2	4,421,388	6,527,326
Fidelity VIP Growth Opportunities Portfolio Service Class 2	—	—
Templeton Global Bond VIP Fund Class 2	41,661	803,681

B-50

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

	Purchases	Sales
Templeton Growth VIP Fund Class 2	$95,066	$447,955
Franklin Income VIP Fund Class 2	315,872	624,060
MFS New Discovery Series Service Class	—	—
MFS VIT II Income Portfolio Series Service Class	—	—
MFS Total Return Series Service Class	—	—
MFS Technology Series Service Class	224,477	9,454,732
MFS Blended Research Core Equity Portfolio Service Class	3,961,305	16,943,588
PIMCO Low Duration Portfolio Advisor Class	26,581	187,923
PIMCO Real Return Portfolio Advisor Class	15,202	106,361
PIMCO VIT Balanced Allocation Portfolio Advisor Class	—	—
PIMCO Dynamic Bond Portfolio Advisor Class	51,833	354,568
Pioneer Bond VCT Portfolio Class II	4,947,148	14,839,838
American Century VP Mid Cap Value Fund Class II	—	—
American Century VP Inflation Protection Fund Class II	322,901	1,188,261
Delaware Ivy VIP Global Bond Fund Class II	—	—
Delaware Ivy VIP High Income Fund Class II	477,262	1,227,928
Putnam VT Large Cap Value Fund Class IB	—	—
Putnam VT Multi Asset Absolute Return Fund Class IB	156,386	1,059,641
Putnam VT Small Cap Value Fund Class IB	1,669,721	1,554,391
ALPS/Alerian Energy Infrastructure Portfolio Class III	75,441	485,054
ALPS Global Opportunity Portfolio Class III (formerly ALPS/Red Rocks Global Opportunity Portfolio Class III)	769	320,819
DWS Alternative Asset Allocation VIP Class B	46,159	50,186
Janus Henderson Enterprise Portfolio Service Shares	—	—
Janus Henderson Global Technology & Innovation Portfolio Service Shares	133,713	19,556,174
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	227,880	610,875
ClearBridge Variable Small Cap Growth Portfolio Class II	—	—
Franklin Multi Asset Dynamic Multi-Strategy VIT	—	—
The Merger Fund VL	148,883	494,037
Guggenheim VT Multi-Hedge Strategies Fund	19,823	125,915
Guggenheim VT Long Short Equity Fund	5,222	298,475
T. Rowe Price Health Sciences Portfolio II	324,176	1,146,752
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	90,077	507,173
Morgan Stanley VIF Global Infrastructure Portfolio Class II	15,430	51,129
VanEck VIP Global Resources Fund – Class S	24,951	134,838
Virtus Duff & Phelps Real Estate Securities Series	77,563	1,105,605
American Funds Insurance Series Asset Allocation Fund Class 4	186,822	506,802
American Funds Insurance Series The Bond Fund of America Class 4	184,493	48,789
American Funds Insurance Series Global Growth Fund Class 4	107,312	95,136
American Funds Insurance Series Capital World Growth and Income Fund Class 4	181,143	156,090
American Funds Insurance Series Growth Fund Class 4	683,908	272,379
American Funds Insurance Series Growth and Income Fund Class 4	236,488	263,400
American Funds Insurance Series U.S. Government Securities Fund	55,032	98,012
Cboe Vest US Large Cap 10% Buffer Strategies VI Fund Class I	—	—
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund Class I	—	—

Total	$402,100,259	$1,407,139,538

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual

B-51

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2023 and 2022, contract fees amounted to $409,224 and $428,064, respectively, and are reflected in “Contract fees” in the Statements of Changes in Net Assets.

Expense Charges

(1)	A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, through a reduction of the unit value, based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.50%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

(3)

A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for contracts issued in conjunction with applications signed prior to May 1, 2017 and 0.75% for contracts issued in conjunction with applications signed after May 1, 2017 for Guardian Investor ProFreedom Variable Annuity (B Share), or 1.70% for Guardian Investor ProFreedom Variable

B-52

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

Annuity (C Share). There are additional charges applied for each optional rider, through a reduction of the unit value, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

•	For B Share and C Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .35% for contracts issued in conjunction with applications signed on or after May 1, 2017;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .45% for contracts issued in conjunction with applications signed on or after May 1, 2017;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35% for contracts issued in conjunction with applications signed prior to May 1, 2017; .50% for contracts issued in conjunction with applications signed on or after May 1, 2017.

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)	Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 1.65% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2023 and 2022, these rider fees amounted to $79,581,346 and $85,095,571, respectively, and are included in the “Transfers-rider fees and other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected. Effective February 17, 2017, Variable Annuity with GLWB rider was no longer available for sale.

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share, and C Share contract owners at no additional cost.

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

B-53

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

•	Guardian Core Plus Fixed Income VIP Fund
•	Guardian Diversified Research VIP Fund
•	Guardian Growth & Income VIP Fund
•	Guardian Integrated Research VIP Fund
•	Guardian International Equity Growth VIP Fund
•	Guardian International Value VIP Fund
•	Guardian Large Cap Disciplined Growth VIP Fund
•	Guardian Large Cap Disciplined Value VIP Fund
•	Guardian All Cap Core VIP Fund
•	Guardian Select Mid Cap Core VIP Fund
•	Guardian Small Mid Cap Core VIP Fund
•	Guardian Strategic Large Cap Core VIP Fund
•	Guardian Large Cap Fundamental Growth VIP Fund
•	Guardian Mid Cap Relative Value VIP Fund
•	Guardian Mid Cap Traditional Growth VIP Fund
•	Guardian U.S. Government Securities VIP Fund
•	Guardian Total Return Bond VIP Fund
•	Guardian Global Utilities VIP Fund
•	Guardian Multi-Sector Bond VIP Fund
•	Guardian Small Cap Core VIP Fund
•	Guardian Core Fixed Income VIP Fund
•	Guardian Short Duration Bond VI Fund
•	Guardian Balanced Allocation VIP Fund
•	Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with, Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, LLC, Davis Selected Advisers, LP, Fidelity Management & Research Company, Franklin Advisers, Inc., Massachusetts Financial Services Company, , PIMCO, Amundi Pioneer Asset Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Delaware Management Company, American Century Investment Management, Inc., Putnam Investment Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., VanEck Associates Corporation, Virtus Investment Partners, DWS Investment Management Americas Inc. and Capital Research and Management Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share	None
C Share	None

*	0% and thereafter

For the years ended December 31, 2023 and 2022, contingent deferred sales charges were $682,121 and $976,255.

B-54

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2023 and 2022, were as follows:

	2023			2022
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Guardian Core Plus Fixed Income VIP Fund	2,033,499	6,149,041	(4,115,542)	102,083	4,377,984	(4,275,901)
Guardian Diversified Research VIP Fund	26,966	1,912,089	(1,885,123)	270,353	1,077,286	(806,933)
Guardian Growth & Income VIP Fund	250,320	1,474,550	(1,224,230)	35,992	2,514,923	(2,478,931)
Guardian Integrated Research VIP Fund	100,770	6,402,547	(6,301,777)	8,918,547	3,613,650	5,304,897
Guardian International Growth VIP Fund	40,386	2,077,499	(2,037,113)	2,114,089	1,289,285	824,804
Guardian International Equity VIP Fund	65,677	6,921,624	(6,855,947)	3,227,958	4,051,629	(823,671)
Guardian Large Cap Disciplined Growth VIP Fund	48,270	6,384,759	(6,336,489)	3,762,403	2,811,827	950,576
Guardian Large Cap Disciplined Value VIP Fund	549,335	2,446,239	(1,896,904)	225,640	3,433,895	(3,208,255)
Guardian Large Cap Fundamental Growth VIP Fund	39,580	5,622,325	(5,582,745)	3,713,331	2,074,424	1,638,907
Guardian Mid Cap Relative Value VIP Fund	477,977	2,412,452	(1,934,475)	76,013	3,189,309	(3,113,296)
Guardian Mid Cap Traditional Growth VIP Fund	99,383	1,281,152	(1,181,769)	112,973	793,933	(680,960)
Guardian U.S. Government Securities VIP Fund	2,124,738	4,476,615	(2,351,877)	72,385	5,177,962	(5,105,577)
Guardian Total Return Bond VIP Fund	2,509,250	4,923,334	(2,414,084)	227,404	3,825,993	(3,598,589)
Guardian Global Utilities VIP Fund	385,637	881,810	(496,173)	13,446	1,857,145	(1,843,699)
Guardian Multi-Sector Bond VIP Fund	2,574,513	5,012,935	(2,438,422)	259,214	3,523,115	(3,263,901)
Guardian Small Cap Core VIP Fund	1,635,517	4,665,988	(3,030,471)	5,392,547	2,943,455	2,449,092
Guardian All Cap Core VIP Fund	1,929	206,059	(204,130)	46,439	113,756	(67,317)
Guardian Select Mid Cap Core VIP Fund	763,176	2,776,198	(2,013,022)	2,431,362	2,927,702	(496,340)
Guardian Small Mid Cap Core VIP Fund	1,073,422	4,657,259	(3,583,837)	1,367,286	3,835,097	(2,467,811)
Guardian Strategic Large Cap Core VIP Fund	158,981	6,421,793	(6,262,812)	240,591	6,839,228	(6,598,637)
Guardian Core Fixed Income VIP Fund	2,818,774	6,042,396	(3,223,622)	35,655,968	2,859,435	32,796,533
Guardian Short Duration Bond VIP Fund	1,661,314	3,745,022	(2,083,708)	20,040,929	1,722,452	18,318,477
Guardian Balanced Allocation VIP Fund	12,139	157,626	(145,487)	827,045	66,913	760,132
Guardian Equity Income VIP Fund	149,911	289,796	(139,885)	2,330,709	160,163	2,170,546
Victory RS Large Cap Alpha VIP Series	151,041	891,944	(740,903)	19,298	2,038,092	(2,018,794)
Victory 500 Index VIP Series	20,127	131,587	(111,460)	6,455	70,218	(63,763)
Victory High Yield VIP Series	8,022	55,478	(47,456)	1,357	63,024	(61,667)
Victory INCORE Low Duration Bond VIP Series	—	—	—	16,111	22,709,059	(22,692,948)
Victory RS Small Cap Growth Equity VIP Series	6,386	58,199	(51,813)	30,334	52,346	(22,012)
Victory RS International VIP Series	2,927	165,295	(162,368)	28,606	120,534	(91,928)
Victory Sophus Emerging Markets VIP Series	3,879	79,919	(76,040)	9,161	89,071	(79,910)
Victory INCORE Investment Quality Bond VIP Series	—	—	—	24,378	30,581,861	(30,557,483)
Gabelli Capital Asset Fund	734	12,924	(12,190)	2,760	9,104	(6,344)
Value Line Centurion Fund	—	—	—	8	17,476	(17,468)
Value Line Strategic Asset Management Trust	—	—	—	235	112,606	(112,371)
Invesco V.I American Value Fund Series II	—	—	—	71	25,544	(25,473)
Invesco V.I. Global Real Estate Fund Series II	—	808	(808)	218	3,739	(3,521)
Invesco V.I. Balanced-Risk Allocation Fund Series II	21,541	99,646	(78,105)	119,230	231,573	(112,343)
AB Sustainable Global Thematic Portfolio Class B	122	5,217	(5,095)	89	3,043	(2,954)
AB VPS Dynamic Asset Allocation Portfolio Class B	473	26,437	(25,964)	15,434	76,752	(61,318)
BlackRock Global Allocation V.I. Fund Class III	1,849	23,679	(21,830)	3,092	25,736	(22,644)
BlackRock Advantage Large Cap Core V.I. Fund Class III	—	—	—	4	4	—
BlackRock Advantage Large Cap Value V.I. Fund Class III	—	—	—	153	46,461	(46,308)
Columbia Variable Portfolio-Small Cap Value Fnd Class 2	—	—	—	4	4	—

B-55

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

	2023			2022
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Columbia Variable Portfolio-Small Company Growth Fund Class 2	—	—	—	—	8,178	(8,178)
Davis Financial Portfolio	1,398	14,749	(13,351)	5,069	8,991	(3,922)
Davis Real Estate Portfolio	372	8,070	(7,698)	396	11,781	(11,385)
Davis Value Portfolio	—	—	—	2,734	1,022,768	(1,020,034)
Fidelity VIP Balanced Portfolio Service Class 2	1,918	9,960	(8,042)	660	17,232	(16,572)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	154,433	348,402	(193,969)	3,959	316,465	(312,506)
Fidelity VIP Mid Cap Portfolio Service Class 2	—	—	—	1	1	—
Fidelity VIP Overseas Portfolio Service Class 2	2,605	1,392	1,213	2,242	2,532	(290)
Fidelity VIP Government Money Market Portfolio Service Class 2	331,049	620,098	(289,049)	1,145,317	837,024	308,293
Fidelity VIP Growth Opportunities Portfolio Service Class 2	—	—	—	9,043	962,271	(953,228)
Templeton Global Bond VIP Fund Class 2	6,371	85,809	(79,438)	11,445	91,912	(80,467)
Templeton Growth VIP Fund Class 2	1,835	22,970	(21,135)	1,664	4,891	(3,227)
Templeton Foreign VIP Fund Class 2	—	—	—	13	13	—
Franklin Income VIP Fund Class 2	2,029	23,517	(21,488)	12,203	28,137	(15,934)
MFS New Discovery Series Service Class	—	—	—	446	687,599	(687,153)
MFS VIT II Income Portfolio Series Service Class	—	—	—	—	20,072	(20,072)
MFS Total Return Series Service Class	—	—	—	34	178,461	(178,427)
MFS Technology Series Service Class	3,039	300,923	(297,884)	203,691	104,388	99,303
MFS Blended Research Core Equity Portfolio Service Class	1,326	820,625	(819,299)	11,145	455,332	(444,187)
PIMCO Low Duration Portfolio Advisor Class	308	16,796	(16,488)	6,759	25,250	(18,491)
PIMCO Real Return Portfolio Advisor Class	114	7,625	(7,511)	118	8,241	(8,123)
PIMCO VIT Balanced Allocation Portfolio Advisor Class	—	—	—	679	77,782	(77,103)
PIMCO Dynamic Bond Portfolio Advisor Class	6,478	38,891	(32,413)	5,790	16,961	(11,171)
Pioneer Bond VCT Portfolio Class II	327,850	1,443,667	(1,115,817)	134,189	847,202	(713,013)
American Century VP Mid Cap Value Fund Class II	—	—	—	19,356	721,642	(702,286)
American Century VP Inflation Protection Fund Class II	29,725	132,178	(102,453)	84,929	192,078	(107,149)
Delaware Ivy VIP Global Bond Fund Class II	—	—	—	11,962	392,604	(380,642)
Delaware Ivy VIP High Income Fund Class II	7,171	89,909	(82,738)	22,777	72,835	(50,058)
Putnam VT Large Cap Value Fund Class IB	—	—	—	1,680	3,069,855	(3,068,175)
Putnam VT Multi Asset Absolute Return Fund Class IB	10,786	113,447	(102,661)	1,364	11,426	(10,062)
Putnam VT Small Cap Value Fund Class IB	34,889	64,318	(29,429)	26,368	81,480	(55,112)
Putnam VT Multi Cap Core Fund Class IB	—	—	—	8	8	—
ALPS/Alerian Energy Infrastructure Portfolio Class III	1,428	39,650	(38,222)	17,795	33,978	(16,183)
ALPS Global Opportunity Portfolio Class III (formerly ALPS/Red Rocks Global Opportunity Portfolio Class III)	11,063	31,009	(19,946)	4,053	15,088	(11,035)
DWS Alternative Asset Allocation VIP Class B	642	3,798	(3,156)	3,219	7,204	(3,985)
Janus Henderson Enterprise Portfolio Service Shares	—	—	—	5,670	348,734	(343,064)
Janus Henderson Global Technology & Innovation Portfolio Service Shares	13,520	613,642	(600,122)	541,169	187,296	353,873
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	3,683	44,064	(40,381)	18,565	39,314	(20,749)
ClearBridge Variable Small Cap Growth Portfolio Class II	—	—	—	9,268	491,201	(481,933)
Franklin Multi-Asset Dynamic Multi-Strategy VIT	—	—	—	—	60,239	(60,239)
The Merger Fund VL	7,060	45,652	(38,592)	6,654	19,774	(13,120)

B-56

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

	2023			2022
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Guggenheim VT Multi-Hedge Strategies Fund	2,196	12,214	(10,018)	103	7,987	(7,884)
Guggenheim VT Long Short Equity Fund	1,390	23,753	(22,363)	3,667	20,868	(17,201)
T. Rowe Price Health Sciences Portfolio II	16,195	51,043	(34,848)	18,470	43,904	(25,434)
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	4,911	50,024	(45,113)	14,340	50,065	(35,725)
Morgan Stanley VIF Global Infrastructure Portfolio Class II	—	4,025	(4,025)	1,945	2,326	(381)
VanEck VIP Global Resources Fund – Class S	3,861	18,128	(14,267)	4,338	27,191	(22,853)
Virtus Duff & Phelps Real Estate Securities Series	5,354	67,822	(62,468)	3,724	27,063	(23,339)
American Funds Insurance Series Asset Allocation Fund Class 4	5,401	38,947	(33,546)	73,430	15,378	58,052
American Funds Insurance Series The Bond Fund of America Class 4	15,653	3,750	11,903	23,597	53,078	(29,481)
American Funds Insurance Series Global Growth Fund Class 4	854	3,733	(2,879)	5,534	2,963	2,571
American Funds Insurance Series Capital World Growth and Income Fund Class 4	11,499	9,516	1,983	11,400	8,428	2,972
American Funds Insurance Series Growth Fund Class 4	22,822	10,878	11,944	30,818	8,844	21,974
American Funds Insurance Series Growth and Income Fund Class 4	4,082	13,927	(9,845)	67,203	12,017	55,186
American Funds Insurance Series U.S. Government Securities Fund	17,248	25,930	(8,682)	27,576	6,491	21,085
Cboe Vest US Large Cap 10% Buffer Strategies VI Fund Class I	—	—	—	—	—	—
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund Class I	—	—	—	—	—	—

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Core Plus Fixed Income VIP Fund	2023	23,662,764	$8.96	to	$10.09	$224,140,245	0.75%	to	2.15%	0.00%	3.47%	to	4.95%
	2022	27,778,306	8.66	to	9.62	252,464,155	0.75%	to	2.15%	0.00%	-16.09%	to	-14.89%
	2021	32,054,207	10.32	to	11.30	344,710,899	0.75%	to	2.15%	0.00%	-2.14%	to	-0.75%
	2020	31,240,050	10.54	to	11.39	340,810,858	0.75%	to	2.15%	0.00%	5.11%	to	6.61%
	2019	33,878,997	10.03	to	10.68	349,126,542	0.75%	to	2.15%	0.00%	6.02%	to	7.53%
Guardian Diversified Research VIP Fund	2023	6,266,611	$17.56	to	$21.46	$126,753,790	0.75%	to	2.05%	0.00%	26.33%	to	27.99%
	2022	8,151,734	13.90	to	16.76	130,257,430	0.75%	to	2.05%	0.00%	-19.41%	to	-18.35%
	2021	8,958,667	17.25	to	20.53	176,644,741	0.75%	to	2.05%	0.00%	21.51%	to	23.11%
	2020	10,988,632	14.20	to	16.68	177,998,600	0.75%	to	2.05%	0.00%	17.73%	to	19.29%
	2019	13,254,742	12.03	to	13.98	181,298,760	0.75%	to	2.20%	0.00%	30.94%	to	32.87%
Guardian Growth & Income VIP Fund	2023	8,130,620	$17.29	to	$17.52	$133,799,273	0.75%	to	2.15%	0.00%	9.17%	to	10.72%
	2022	9,354,850	15.82	to	15.84	140,486,648	0.75%	to	2.15%	0.00%	-7.25%	to	-5.93%
	2021	11,833,781	16.82	to	17.08	190,500,442	0.75%	to	2.15%	0.00%	25.48%	to	27.27%
	2020	15,258,282	13.22	to	13.61	195,508,514	0.75%	to	2.15%	0.00%	-0.08%	to	1.35%
	2019	14,472,174	13.04	to	13.62	184,215,056	0.75%	to	2.15%	0.00%	21.31%	to	23.03%

B-57

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Integrated Research VIP Fund	2023	25,961,714	$18.28	to	$18.87	$333,277,209	0.75%	to	2.15%	0.00%	21.64%	to	23.37%
	2022	32,263,491	15.03	to	15.29	344,912,339	0.75%	to	2.15%	0.00%	-22.83%	to	-21.73%
	2021	26,958,594	19.47	to	19.54	319,641,228	0.75%	to	2.15%	0.00%	25.39%	to	27.18%
	2020	774,348	15.36	to	16.05	12,426,914	0.75%	to	1.40%	0.00%	17.54%	to	18.32%
	2019	867,635	12.90	to	13.49	11,845,333	1.00%	to	1.75%	0.00%	24.86%	to	25.82%
Guardian International Growth VIP Fund	2023	7,926,772	$13.66	to	$14.28	$103,755,123	0.75%	to	2.15%	0.00%	13.69%	to	15.31%
	2022	9,963,885	12.01	to	12.38	114,557,501	0.75%	to	2.15%	0.00%	-29.81%	to	-28.81%
	2021	9,139,081	17.11	to	17.39	148,742,670	0.75%	to	2.15%	0.00%	8.41%	to	9.95%
	2020	9,846,237	15.79	to	15.82	146,899,837	0.75%	to	2.15%	0.00%	25.41%	to	27.20%
	2019	12,391,558	12.44	to	12.59	146,461,154	0.75%	to	2.15%	0.00%	29.30%	to	31.14%
Guardian International Equity VIP Fund	2023	26,807,145	$11.23	to	$12.32	$293,424,196	0.75%	to	2.15%	0.00%	13.06%	to	14.67%
	2022	33,663,092	9.93	to	10.74	324,940,821	0.75%	to	2.15%	0.00%	-19.64%	to	-18.50%
	2021	34,486,763	12.36	to	13.18	411,739,831	0.75%	to	2.15%	0.00%	3.14%	to	4.60%
	2020	21,255,669	10.76	to	12.60	234,218,030	0.75%	to	2.05%	0.00%	6.09%	to	7.50%
	2019	21,411,870	10.14	to	11.72	220,907,878	0.75%	to	2.05%	0.00%	18.90%	to	20.47%
Guardian Large Cap Disciplined Growth VIP Fund	2023	17,041,110	$18.59	to	$24.52	$357,399,313	0.75%	to	2.30%	0.00%	38.64%	to	40.82%
	2022	23,377,599	13.41	to	17.41	353,420,975	0.75%	to	2.30%	0.00%	-33.08%	to	-32.02%
	2021	22,427,023	20.04	to	25.62	502,291,685	0.75%	to	2.30%	0.00%	17.64%	to	19.49%
	2020	26,921,956	17.03	to	21.44	508,546,166	0.75%	to	2.30%	0.00%	33.28%	to	35.38%
	2019	36,764,622	12.78	to	15.84	516,634,343	0.75%	to	2.30%	0.00%	36.35%	to	38.49%
Guardian Large Cap Disciplined Value VIP Fund	2023	7,666,377	$13.92	to	$17.20	$137,046,291	0.75%	to	2.30%	0.00%	10.88%	to	12.63%
	2022	9,563,281	12.56	to	15.27	153,136,416	0.75%	to	2.30%	0.00%	-7.08%	to	-5.61%
	2021	12,771,536	13.51	to	16.18	218,984,811	0.75%	to	2.30%	0.00%	26.89%	to	28.89%
	2020	16,657,144	10.65	to	12.55	223,350,584	0.75%	to	2.30%	0.00%	-1.12%	to	0.44%
	2019	15,858,018	10.77	to	12.50	213,065,582	0.75%	to	2.30%	0.00%	20.58%	to	22.48%
Guardian Large Cap Fundamental Growth VIP Fund	2023	12,170,314	$17.16	to	$22.28	$240,577,477	0.75%	to	2.30%	0.00%	41.25%	to	43.47%
	2022	17,753,059	12.15	to	15.53	248,479,932	0.75%	to	2.30%	0.00%	-34.29%	to	-33.25%
	2021	16,114,152	18.49	to	23.27	340,538,844	0.75%	to	2.30%	0.00%	18.82%	to	20.69%
	2020	18,871,595	15.56	to	19.28	332,806,258	0.75%	to	2.30%	0.00%	27.73%	to	29.74%
	2019	25,103,305	12.18	to	14.86	343,357,602	0.75%	to	2.30%	0.00%	28.88%	to	30.91%
Guardian Mid Cap Relative Value VIP Fund	2023	9,096,003	$16.34	to	$16.53	$152,129,588	0.75%	to	2.15%	0.00%	6.77%	to	8.29%
	2022	11,030,478	15.27	to	15.31	172,047,134	0.75%	to	2.15%	0.00%	-6.86%	to	-5.54%
	2021	14,143,774	16.16	to	16.44	235,502,463	0.75%	to	2.15%	0.00%	26.08%	to	27.88%
	2020	18,550,779	12.64	to	13.04	243,631,122	0.75%	to	2.15%	0.00%	0.59%	to	2.03%
	2019	18,066,890	12.39	to	12.96	234,166,081	0.75%	to	2.15%	0.00%	32.60%	to	34.49%
Guardian Mid Cap Traditional Growth VIP Fund	2023	3,844,295	$19.26	to	$19.97	$77,923,371	0.75%	to	2.15%	0.00%	14.49%	to	16.12%
	2022	5,026,064	16.82	to	17.20	88,370,358	0.75%	to	2.15%	0.00%	-19.01%	to	-17.86%
	2021	5,707,024	20.77	to	20.94	123,040,553	0.75%	to	2.15%	0.00%	14.62%	to	16.25%
	2020	6,986,906	18.01	to	18.13	130,506,853	0.75%	to	2.15%	0.00%	16.59%	to	18.25%
	2019	7,860,080	15.23	to	15.55	125,025,700	0.75%	to	2.15%	0.00%	33.27%	to	35.17%
Guardian U.S. Government Securities VIP Fund(5)(7)	2023	19,786,107	$8.94	to	$9.27	$182,438,477	1.30%	to	2.15%	0.00%	1.80%	to	2.68%
	2022	22,137,984	8.79	to	9.03	199,077,645	1.30%	to	2.15%	0.00%	-10.24%	to	-9.47%
	2021	27,243,561	9.79	to	9.98	270,983,494	1.30%	to	2.15%	0.00%	-4.56%	to	-3.74%
	2020	25,302,815	10.26	to	10.36	261,804,864	1.30%	to	2.15%	0.00%	3.04%	to	3.93%
	2019	26,910,349	9.95	to	9.97	268,275,329	1.30%	to	2.15%	0.00%	-0.46%	to	-0.28%
Guardian Total Return Bond VIP Fund(5)(7)	2023	28,426,161	$8.56	to	$8.93	$252,668,434	1.30%	to	2.30%	0.00%	2.72%	to	3.76%
	2022	30,840,245	8.34	to	8.61	264,536,553	1.30%	to	2.30%	0.00%	-17.30%	to	-16.46%
	2021	34,438,834	10.08	to	10.31	354,026,807	1.30%	to	2.30%	0.00%	-3.11%	to	-2.13%
	2020	31,708,192	10.40	to	10.53	333,440,382	1.30%	to	2.30%	0.00%	4.23%	to	5.29%
	2019	33,716,889	9.98	to	10.00	337,151,636	1.30%	to	2.30%	0.00%	-0.19%	to	0.02%
Guardian Global Utilities VIP Fund(5)(7)	2023	4,966,791	$11.37	to	$11.79	$58,218,576	1.30%	to	2.15%	0.00%	-1.11%	to	-0.26%
	2022	5,462,964	11.50	to	11.82	64,294,177	1.30%	to	2.15%	0.00%	-3.09%	to	-2.25%
	2021	7,306,663	11.87	to	12.09	88,100,174	1.30%	to	2.15%	0.00%	13.86%	to	14.84%
	2020	8,041,846	10.42	to	10.53	84,549,982	1.30%	to	2.15%	0.00%	1.95%	to	2.83%
	2019	8,328,652	10.22	to	10.24	85,271,657	1.30%	to	2.15%	0.00%	2.23%	to	2.41%
Guardian Multi-Sector Bond VIP Fund(5)(7)	2023	24,608,967	$8.62	to	$8.93	$218,582,586	1.30%	to	2.15%	0.00%	2.64%	to	3.53%
	2022	27,047,389	8.39	to	8.63	232,387,102	1.30%	to	2.15%	0.00%	-18.00%	to	-17.29%
	2021	30,311,290	10.24	to	10.43	315,300,913	1.30%	to	2.15%	0.00%	-2.14%	to	-1.30%
	2020	29,042,576	10.46	to	10.57	306,494,777	1.30%	to	2.15%	0.00%	4.78%	to	5.68%
	2019	30,978,725	9.98	to	10.00	309,760,798	1.30%	to	2.15%	0.00%	-0.16%	to	0.02%

B-58

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Small Cap Core VIP Fund(5)(7)	2023	21,276,550	$9.95	to	$11.27	$247,579,862	0.75%	to	2.30%	0.00%	14.27%	to	16.07%
	2022	24,307,021	8.58	to	9.86	245,204,426	0.75%	to	2.30%	0.00%	-22.68%	to	-14.24%
	2021	21,857,929	12.75	to	13.04	284,110,561	1.30%	to	2.30%	0.00%	15.03%	to	16.19%
	2020	30,116,440	11.08	to	11.22	337,361,526	1.30%	to	2.30%	0.00%	0.08%	to	1.09%
	2019	27,968,146	11.08	to	11.10	310,329,452	1.30%	to	2.30%	0.00%	10.75%	to	10.99%
Guardian All Cap Core VIP Fund (13)	2023	907,239	$9.91	to	$10.07	$9,132,586	1.45%	to	2.20%	0.00%	20.24%	to	21.15%
	2022	1,111,369	8.24	to	8.31	9,235,349	1.45%	to	2.20%	0.00%	-19.35%	to	-18.74%
	2021	1,178,686	10.21	to	10.23	12,057,065	1.45%	to	2.20%	0.00%	2.14%	to	2.30%
Guardian Select Mid Cap Core VIP Fund (13)	2023	17,232,054	$9.56	to	$10.50	$169,009,595	0.75%	to	2.30%	0.00%	13.64%	to	15.43%
	2022	19,245,076	8.41	to	9.10	164,811,705	0.75%	to	2.30%	0.00%	-16.15%	to	-9.03%
	2021	19,741,416	10.03	to	10.05	198,411,490	1.30%	to	2.30%	0.00%	0.33%	to	0.53%
Guardian Small Mid Cap Core VIP Fund (13)	2023	28,797,411	$9.18	to	$9.39	$269,498,513	1.30%	to	2.30%	0.00%	13.31%	to	14.46%
	2022	32,381,248	8.10	to	8.20	265,107,968	1.30%	to	2.30%	0.00%	-19.33%	to	-18.52%
	2021	34,849,059	10.04	to	10.06	350,603,967	1.30%	to	2.30%	0.00%	0.43%	to	0.63%
Guardian Strategic Large Cap Core VIP Fund (13)	2023	22,556,341	$10.63	to	$10.97	$243,699,885	0.75%	to	2.15%	0.00%	17.58%	to	19.25%
	2022	28,819,153	9.04	to	9.20	262,880,174	0.75%	to	2.15%	0.00%	-12.01%	to	-10.75%
	2021	35,417,790	10.27	to	10.30	364,453,823	0.75%	to	2.15%	0.00%	2.75%	to	3.04%
Guardian Core Fixed Income VIP Fund(14)	2023	29,572,911	$9.77	to	$9.92	$292,631,713	1.30%	to	2.20%	0.00%	3.21%	to	4.14%
	2022	32,796,533	9.47	to	9.52	312,062,225	1.30%	to	2.20%	0.00%	-5.35%	to	-4.76%
Guardian Short Duration Bond VIP Fund(14)	2023	16,234,769	$9.81	to	$9.95	$161,133,242	1.30%	to	2.15%	0.00%	1.86%	to	2.74%
	2022	18,318,477	9.63	to	9.68	177,209,848	1.30%	to	2.15%	0.00%	-3.74%	to	-3.17%
Guardian Balanced Allocation VIP Fund(14)	2023	614,645	$10.77	to	$10.96	$6,681,146	1.00%	to	2.05%	0.00%	15.46%	to	16.69%
	2022	760,132	9.33	to	9.40	7,116,891	1.00%	to	2.05%	0.00%	-6.73%	to	-6.05%
Guardian Equity Income VIP Fund(14)	2023	2,030,661	$10.66	to	$10.75	$21,829,284	1.45%	to	1.95%	0.00%	5.32%	to	5.85%
	2022	2,170,546	10.12	to	10.16	22,046,006	1.45%	to	1.95%	0.00%	1.23%	to	1.58%
Victory RS Large Cap Alpha VIP Series	2023	5,852,379	$32.66	to	$42.79	$242,398,236	1.30%	to	2.20%	1.23%	11.20%	to	12.21%
	2022	6,593,282	29.37	to	38.13	243,599,464	1.30%	to	2.20%	1.27%	-6.43%	to	-5.58%
	2021	8,612,076	31.38	to	40.39	337,607,762	1.30%	to	2.20%	1.06%	20.79%	to	21.89%
	2020	10,614,129	25.98	to	33.14	341,970,683	1.30%	to	2.20%	1.41%	-2.63%	to	-1.74%
	2019	10,213,268	26.68	to	33.72	334,760,340	1.30%	to	2.20%	0.99%	28.29%	to	29.46%
Victory 500 Index VIP Series	2023	543,334	$33.92	to	$61.57	$24,206,645	1.30%	to	2.15%	1.30%	24.22%	to	25.29%
	2022	654,794	27.30	to	49.14	23,125,676	1.30%	to	2.15%	1.23%	-21.08%	to	-20.40%
	2021	718,557	34.60	to	61.74	31,849,325	1.30%	to	2.15%	1.17%	24.70%	to	25.77%
	2020	888,758	27.74	to	49.09	31,442,396	1.30%	to	2.15%	1.96%	17.55%	to	18.57%
	2019	1,073,715	23.60	to	41.40	32,047,720	1.30%	to	2.15%	1.40%	28.24%	to	29.34%
Victory High Yield VIP Series	2023	322,365	$15.80	to	$24.19	$6,962,818	1.30%	to	2.30%	7.65%	8.86%	to	9.97%
	2022	369,821	14.52	to	22.00	7,253,797	1.30%	to	2.30%	6.67%	-15.53%	to	-14.68%
	2021	431,488	17.18	to	25.79	9,939,125	1.30%	to	2.30%	5.37%	3.43%	to	4.48%
	2020	456,232	16.61	to	24.68	10,057,339	1.30%	to	2.30%	6.98%	5.45%	to	6.52%
	2019	500,049	15.76	to	23.17	10,331,113	1.30%	to	2.30%	6.92%	13.24%	to	14.39%
Victory INCORE Low Duration Bond VIP Series(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	22,692,948	9.62	to	11.44	246,242,805	1.30%	to	2.15%	1.61%	-1.17%	to	-0.32%
	2020	21,759,702	9.73	to	11.48	237,176,433	1.30%	to	2.15%	2.54%	2.09%	to	2.97%
	2019	22,978,274	9.53	to	11.15	243,605,101	1.30%	to	2.15%	1.91%	1.57%	to	2.44%
Victory RS Small Cap Growth Equity VIP Series	2023	231,578	$23.23	to	$49.09	$7,820,109	1.30%	to	2.15%	0.00%	17.82%	to	18.84%
	2022	283,391	19.72	to	41.31	7,843,318	1.30%	to	2.15%	0.00%	-37.73%	to	-37.19%
	2021	305,403	31.66	to	65.76	13,389,686	1.30%	to	2.15%	0.00%	-12.35%	to	-11.60%
	2020	368,478	36.13	to	74.39	18,111,132	1.30%	to	2.15%	0.00%	35.09%	to	36.26%
	2019	473,316	35.86	to	54.59	17,109,467	1.30%	to	2.20%	0.00%	35.75%	to	36.98%
Victory RS International VIP Series	2023	845,001	$19.08	to	$30.79	$21,484,208	1.30%	to	2.30%	2.66%	17.28%	to	18.46%
	2022	1,007,369	16.27	to	25.99	21,610,949	1.30%	to	2.30%	2.64%	-17.74%	to	-16.91%
	2021	1,099,297	19.78	to	31.28	28,415,994	1.30%	to	2.30%	1.77%	11.75%	to	12.88%
	2020	1,301,473	17.70	to	27.71	29,802,226	1.30%	to	2.30%	2.74%	3.80%	to	4.85%
	2019	1,377,587	17.05	to	26.43	30,128,564	1.30%	to	2.30%	2.13%	19.98%	to	21.19%

B-59

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Victory Sophus Emerging Markets VIP Series	2023	209,482	$10.29	to	$24.04	$4,238,822	1.30%	to	2.30%	2.89%	8.49%	to	9.59%
	2022	285,522	9.48	to	21.94	4,943,355	1.30%	to	2.30%	0.73%	-24.24%	to	-23.47%
	2021	365,432	12.52	to	28.67	8,043,159	1.30%	to	2.30%	0.77%	-6.61%	to	-5.66%
	2020	471,801	13.40	to	30.39	10,409,689	1.30%	to	2.30%	1.95%	13.50%	to	14.65%
	2019	577,361	11.81	to	26.50	10,860,662	1.30%	to	2.30%	1.04%	20.31%	to	21.53%
Victory INCORE Investment Quality Bond VIP Series(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	30,557,483	14.00	to	15.00	422,055,307	1.30%	to	2.20%	2.12%	-2.40%	to	-1.52%
	2020	29,583,637	14.34	to	15.23	415,651,583	1.30%	to	2.20%	2.96%	5.97%	to	6.93%
	2019	32,206,473	13.53	to	14.25	423,721,122	1.30%	to	2.20%	2.71%	5.36%	to	6.32%
Gabelli Capital Asset Fund	2023	106,045	$28.44	to	$31.43	$3,278,122	1.45%	to	1.95%	0.48%	9.68%	to	10.23%
	2022	118,235	25.93	to	28.51	3,315,163	1.45%	to	1.95%	0.43%	-14.61%	to	-14.19%
	2021	124,579	30.37	to	33.22	4,072,867	1.45%	to	1.95%	0.45%	18.14%	to	18.73%
	2020	141,451	25.70	to	27.98	3,899,876	1.45%	to	1.95%	0.16%	4.27%	to	4.80%
	2019	172,311	24.65	to	26.70	4,530,840	1.45%	to	1.95%	0.32%	17.19%	to	17.78%
Value Line Centurion Fund(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	17,468	31.19	to	34.13	579,970	1.45%	to	1.95%	0.02%	17.35%	to	17.93%
	2020	21,112	26.58	to	28.94	597,862	1.45%	to	1.95%	0.08%	15.26%	to	15.84%
	2019	44,290	23.06	to	24.98	1,090,607	1.45%	to	1.95%	0.06%	30.48%	to	31.14%
Value Line Strategic Asset Management Trust(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	112,371	31.66	to	42.74	4,336,977	1.30%	to	2.05%	0.30%	13.50%	to	14.36%
	2020	132,428	27.90	to	37.37	4,508,647	1.30%	to	2.05%	0.50%	15.57%	to	16.44%
	2019	148,517	24.14	to	32.09	4,331,699	1.30%	to	2.05%	0.64%	25.03%	to	25.98%
Value Line VIP Equity Advantage Fund(9)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	182,796	11.93	to	11.94	2,257,378	0.75%	to	2.00%	4.09%	22.71%	to	24.28%
Invesco V.I American Value Fund Series II(6)(12)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	25,473	20.20	to	22.10	561,616	1.45%	to	1.95%	0.65%	29.51%	to	30.16%
	2020	27,243	15.60	to	16.98	461,209	1.45%	to	1.95%	0.09%	3.28%	to	3.80%
	2019	27,816	15.10	to	16.36	453,776	1.45%	to	1.95%	0.00%	27.60%	to	28.24%
Invesco V.I. Global Real Estate Fund Series II	2023	7,615	$15.96	to	$23.81	$174,921	1.30%	to	1.70%	1.20%	6.98%	to	7.41%
	2022	8,423	14.92	to	22.17	180,910	1.30%	to	1.70%	1.20%	-26.41%	to	-26.12%
	2021	11,944	27.74	to	30.01	350,931	1.30%	to	1.90%	2.78%	23.07%	to	23.81%
	2020	11,722	22.54	to	24.23	278,500	1.30%	to	1.90%	4.50%	-14.23%	to	-13.70%
	2019	11,079	26.28	to	28.08	303,812	1.30%	to	1.90%	3.28%	20.32%	to	21.05%
Invesco V.I. Government Securities Fund Series II(7)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
Invesco V.I. Small Cap Equity Fund Series II(7)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—

B-60

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Balanced-Risk Allocation Fund Series II	2023	229,499	$11.95	to	$12.21	$3,013,709	0.75%	to	2.05%	0.00%	4.22%	to	5.60%
	2022	307,604	11.31	to	11.71	3,859,782	0.75%	to	2.05%	6.62%	-16.27%	to	-15.16%
	2021	419,947	13.33	to	13.99	6,235,080	0.75%	to	2.05%	2.84%	7.02%	to	8.44%
	2020	493,441	12.30	to	13.07	6,801,331	0.75%	to	2.05%	7.86%	7.73%	to	9.16%
	2019	564,802	11.26	to	12.13	7,150,215	0.75%	to	2.05%	0.00%	12.53%	to	14.02%
AB VPS Relative Value Portfolio Class B (formerly AB VPS Growth and Income Portfolio Class B)(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	14,962,532	13.95	to	14.45	215,542,781	1.30%	to	2.05%	1.33%	0.37%	to	1.14%
	2019	14,205,369	13.90	to	14.29	202,706,894	1.30%	to	2.05%	1.03%	21.09%	to	22.00%
AB VPS Large Cap Growth Portfolio Class B(7)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
AB Sustainable Global Thematic Portfolio Class B	2023	27,301	$21.66	to	$23.94	$647,142	1.45%	to	1.95%	0.03%	13.46%	to	14.03%
	2022	32,396	19.09	to	20.99	674,832	1.45%	to	1.95%	0.00%	-28.58%	to	-28.22%
	2021	35,350	26.73	to	29.25	1,027,038	1.45%	to	1.95%	0.00%	20.19%	to	20.79%
	2020	45,570	22.24	to	24.21	1,084,489	1.45%	to	1.95%	0.45%	36.37%	to	37.06%
	2019	51,639	16.31	to	17.66	898,841	1.45%	to	1.95%	0.16%	27.26%	to	27.90%
AB VPS Real Estate Investment Portfolio Class B (4)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
AB VPS Dynamic Asset Allocation Portfolio Class B	2023	95,333	$11.99	to	$13.34	$1,243,570	1.00%	to	2.00%	0.57%	11.21%	to	12.34%
	2022	121,297	10.78	to	11.87	1,412,676	1.00%	to	2.00%	2.19%	-20.30%	to	-19.49%
	2021	182,615	13.53	to	14.75	2,647,978	1.00%	to	2.00%	1.57%	7.09%	to	8.18%
	2020	206,378	12.63	to	13.63	2,775,106	1.00%	to	2.00%	1.49%	2.76%	to	3.81%
	2019	225,640	12.29	to	13.13	2,931,067	1.00%	to	2.00%	1.82%	12.94%	to	14.09%
BlackRock Capital Appreciation V.I. Fund Class III(7)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
BlackRock Global Allocation V.I. Fund Class III	2023	83,296	$16.09	to	$21.79	$1,468,588	1.30%	to	2.30%	2.22%	9.92%	to	11.03%
	2022	105,126	14.64	to	19.62	1,679,209	1.30%	to	2.30%	0.00%	-18.00%	to	-17.17%
	2021	127,770	17.85	to	23.69	2,469,189	1.30%	to	2.30%	0.81%	3.98%	to	5.03%
	2020	146,591	17.17	to	22.55	2,706,441	1.30%	to	2.30%	1.08%	17.94%	to	19.14%
	2019	193,796	14.56	to	18.93	3,062,314	1.30%	to	2.30%	1.00%	15.06%	to	16.22%
BlackRock Advantage Large Cap Core V.I. Fund Class III(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	8,298,329	26.15	to	40.22	303,481,955	1.30%	to	2.15%	0.85%	16.93%	to	17.94%
	2019	9,750,496	22.36	to	34.10	302,788,237	1.30%	to	2.15%	1.08%	25.81%	to	26.89%
BlackRock Advantage Large Cap Value V.I. Fund Class III(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	46,308	30.61	to	35.77	1,589,125	1.30%	to	2.05%	1.76%	23.64%	to	24.58%
	2020	42,768	24.76	to	28.71	1,184,126	1.30%	to	2.05%	1.46%	1.30%	to	2.07%
	2019	50,631	24.44	to	28.13	1,383,082	1.30%	to	2.05%	2.01%	22.06%	to	22.98%
Columbia Variable Portfolio – Asset Allocation Fund Class 2 (10)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	43,249	18.88	to	26.02	1,080,067	1.30%	to	2.30%	1.62%	18.10%	to	19.30%

B-61

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Columbia Variable Portfolio – Small Cap Value Fund Class 2(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	4,702,977	19.14	to	33.82	123,724,319	1.30%	to	2.15%	0.36%	6.26%	to	7.18%
	2019	4,429,659	18.01	to	31.55	109,020,300	1.30%	to	2.15%	0.26%	18.39%	to	19.41%
Columbia Variable Portfolio – Small Company Growth Fund Class 2(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	8,178	49.93	to	71.06	550,488	1.30%	to	2.05%	0.00%	-5.11%	to	-4.39%
	2020	21,232	54.61	to	74.32	1,516,286	1.30%	to	1.70%	0.00%	67.77%	to	68.45%
	2019	10,390	32.55	to	44.12	441,050	1.30%	to	1.70%	0.00%	38.01%	to	38.57%
CTIVPSM – AQR Managed Futures Strategy Fund Class 2(10)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	4,960	9.02	to	9.17	44,977	0.75%	to	1.35%	0.00%	-0.94%	to	-0.33%
Davis Financial Portfolio	2023	37,292	$30.25	to	$49.33	$1,246,081	1.30%	to	2.05%	1.88%	12.94%	to	13.79%
	2022	50,643	26.79	to	43.35	1,521,533	1.30%	to	2.05%	1.71%	-10.40%	to	-9.72%
	2021	54,565	29.90	to	48.02	1,773,022	1.30%	to	2.05%	1.47%	27.87%	to	28.84%
	2020	50,539	23.38	to	37.27	1,260,108	1.30%	to	2.05%	1.44%	-7.92%	to	-7.21%
	2019	61,457	25.39	to	40.17	1,655,749	1.30%	to	2.05%	1.43%	23.29%	to	24.22%
Davis Real Estate Portfolio	2023	67,307	$19.61	to	$21.54	$1,432,743	1.45%	to	1.95%	2.49%	8.51%	to	9.05%
	2022	75,005	18.08	to	19.75	1,461,377	1.45%	to	1.95%	1.62%	-28.23%	to	-27.86%
	2021	86,390	25.19	to	27.39	2,338,617	1.45%	to	1.95%	1.18%	39.23%	to	39.93%
	2020	93,478	18.09	to	19.57	1,810,378	1.45%	to	1.95%	1.97%	-9.87%	to	-9.42%
	2019	108,088	20.07	to	21.61	2,309,092	1.45%	to	1.95%	0.97%	23.30%	to	23.92%
Davis Value Portfolio(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	1,020,034	26.68	to	29.01	29,518,617	1.45%	to	1.95%	0.57%	15.56%	to	16.14%
	2020	1,226,299	23.08	to	24.98	30,551,512	1.45%	to	1.95%	0.69%	9.55%	to	10.10%
	2019	1,379,115	21.07	to	22.69	31,215,218	1.45%	to	1.95%	1.47%	28.62%	to	29.27%
Fidelity VIP Balanced Portfolio Service Class 2	2023	57,370	$28.01	to	$32.54	$1,833,962	1.45%	to	2.20%	1.53%	18.58%	to	19.48%
	2022	65,412	23.62	to	27.23	1,754,156	1.45%	to	2.20%	1.06%	-19.98%	to	-19.37%
	2021	81,984	29.52	to	33.78	2,735,661	1.45%	to	2.20%	0.73%	15.41%	to	16.28%
	2020	84,588	25.58	to	29.05	2,428,657	1.45%	to	2.20%	1.25%	19.45%	to	20.35%
	2019	111,024	21.41	to	24.14	2,647,106	1.45%	to	2.20%	1.47%	21.40%	to	22.32%
Fidelity VIP Contrafund Portfolio Service Class 2(7)
	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
Fidelity VIP Equity-Income Portfolio Service Class 2(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	509,152	21.07	to	23.93	12,133,964	1.45%	to	2.20%	1.63%	4.11%	to	4.89%
	2019	559,205	20.24	to	22.81	12,687,216	1.45%	to	2.20%	1.73%	24.33%	to	25.26%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2023	2,111,095	$12.55	to	$13.78	$29,233,117	1.30%	to	1.95%	2.40%	3.94%	to	4.62%
	2022	2,305,064	10.13	to	13.17	30,550,056	1.30%	to	2.05%	2.04%	-14.99%	to	-14.34%
	2021	2,617,570	11.91	to	15.37	40,555,002	1.30%	to	2.05%	1.79%	-2.92%	to	-2.18%
	2020	2,652,690	12.27	to	15.71	42,059,532	1.30%	to	2.05%	2.02%	6.93%	to	7.74%
	2019	2,865,392	11.47	to	14.59	42,213,070	1.30%	to	2.05%	2.40%	7.17%	to	7.98%
Fidelity VIP Mid Cap Portfolio Service Class 2(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	5,453,494	24.05	to	39.25	208,508,664	1.30%	to	2.30%	0.39%	15.16%	to	16.33%
	2019	6,084,690	20.89	to	33.74	200,151,281	1.30%	to	2.30%	0.67%	20.35%	to	21.57%

B-62

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Overseas Portfolio Service Class 2	2023	13,407	$19.41	to	$27.28	$330,159	1.30%	to	2.30%	0.79%	17.47%	to	18.66%
	2022	12,194	16.53	to	22.99	266,671	1.30%	to	2.30%	0.67%	-26.41%	to	-25.66%
	2021	12,484	22.46	to	30.93	368,735	1.30%	to	2.30%	0.33%	16.66%	to	17.84%
	2020	12,821	19.25	to	26.25	322,694	1.30%	to	2.30%	0.22%	12.69%	to	13.83%
	2019	14,243	17.08	to	23.06	314,550	1.30%	to	2.30%	1.38%	24.58%	to	25.84%
Fidelity VIP Government Money Market Portfolio Service Class 2 (8)(9)(15)	2023	2,106,875	$8.99	to	$10.45	$20,595,877	0.75%	to	2.30%	4.53%	2.24%	to	3.84%
	2022	2,395,924	8.80	to	10.07	22,681,137	0.75%	to	2.30%	1.28%	-1.07%	to	0.49%
	2021	2,087,631	8.89	to	10.02	19,775,766	0.75%	to	2.30%	0.01%	-2.29%	to	-0.75%
	2020	2,577,277	9.10	to	10.09	24,711,576	0.75%	to	2.30%	0.22%	-2.07%	to	-0.52%
	2019	2,090,026	9.29	to	10.15	20,209,819	0.75%	to	2.30%	1.74%	-0.58%	to	0.99%
Fidelity VIP Growth Opportunities Portfolio Service Class 2(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	953,228	34.10	to	46.75	46,065,494	0.75%	to	2.05%	0.00%	9.38%	to	10.83%
	2020	1,051,459	30.77	to	42.74	46,433,648	0.75%	to	2.05%	0.00%	64.78%	to	66.97%
	2019	1,209,178	18.43	to	25.94	32,099,101	0.75%	to	2.05%	0.00%	37.62%	to	39.44%
Templeton Global Bond VIP Fund Class 2	2023	136,603	$8.75	to	$11.93	$1,363,783	1.30%	to	2.30%	0.00%	0.53%	to	1.55%
	2022	216,041	8.70	to	11.75	2,095,447	1.30%	to	2.30%	0.00%	-7.13%	to	-6.19%
	2021	296,508	9.37	to	12.53	3,085,978	1.30%	to	2.30%	0.00%	-7.17%	to	-6.23%
	2020	399,606	10.10	to	13.36	4,406,401	1.30%	to	2.30%	8.63%	-7.45%	to	-6.52%
	2019	483,060	10.91	to	14.29	5,815,317	1.30%	to	2.30%	7.17%	-0.32%	to	0.69%
Templeton Growth VIP Fund Class 2	2023	93,949	$17.00	to	$26.07	$1,841,544	1.30%	to	1.95%	3.34%	18.66%	to	19.44%
	2022	115,084	14.33	to	21.83	1,889,812	1.30%	to	1.95%	0.16%	-13.22%	to	-12.65%
	2021	118,311	16.51	to	24.99	2,220,775	1.30%	to	1.95%	1.10%	2.83%	to	3.51%
	2020	134,303	16.06	to	24.14	2,444,839	1.30%	to	1.95%	2.94%	3.74%	to	4.42%
	2019	147,172	15.48	to	23.12	2,559,105	1.30%	to	1.95%	2.75%	12.92%	to	13.66%
Templeton Foreign VIP Fund Class 2(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	13,730,410	10.67	to	14.82	199,127,784	1.30%	to	2.15%	3.47%	-3.28%	to	-2.45%
	2019	12,595,317	10.94	to	15.32	187,079,321	1.30%	to	2.15%	1.72%	10.12%	to	11.07%
Franklin Income VIP Fund Class 2	2023	94,621	$17.71	to	$27.65	$2,416,158	1.30%	to	2.30%	5.07%	6.14%	to	7.21%
	2022	116,109	16.69	to	25.79	2,789,220	1.30%	to	2.30%	5.02%	-7.64%	to	-6.70%
	2021	132,043	18.07	to	27.64	3,404,102	1.30%	to	2.30%	4.58%	14.08%	to	15.24%
	2020	154,628	15.84	to	23.99	3,465,494	1.30%	to	2.30%	5.94%	-1.62%	to	-0.62%
	2019	178,847	16.10	to	24.14	4,060,517	1.30%	to	2.30%	5.47%	13.40%	to	14.55%
Franklin Mutual Shares VIP Fund Class 2(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	66,882	23.24	to	24.98	1,531,121	1.30%	to	1.90%	2.72%	-6.85%	to	-6.28%
	2019	77,607	19.84	to	26.65	1,879,570	1.30%	to	2.05%	1.81%	20.07%	to	20.98%
Franklin U.S. Government Securities VIP Fund Class 2(7)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
Franklin Rising Dividends VIP Fund Class 2(7)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
Franklin Small Cap Value VIP Fund Class 2(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	2,292,574	25.21	to	38.42	82,677,902	1.30%	to	2.30%	1.60%	2.77%	to	3.82%
	2019	2,190,046	24.53	to	37.01	75,928,230	1.30%	to	2.30%	1.06%	23.46%	to	24.71%
Franklin Growth & Income VIP Fund Class 2(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	1,552,672	13.82	to	17.33	28,138,115	0.75%	to	2.05%	3.79%	3.35%	to	4.73%
	2019	1,797,487	13.20	to	16.77	31,197,465	0.75%	to	2.05%	2.29%	23.08%	to	24.72%

B-63

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio (2)	Total Return(3) Lowest to Highest
MFS New Discovery Series Service Class(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	687,153	52.10	to	56.03	38,135,272	1.40%	to	2.15%	0.00%	-0.60%	to	0.15%
	2020	834,310	52.42	to	55.94	46,277,392	1.40%	to	2.15%	0.00%	42.46%	to	43.54%
	2019	1,139,111	36.80	to	38.97	44,049,640	1.40%	to	2.15%	0.00%	38.25%	to	39.30%
MFS VIT II Income Portfolio Series Service Class(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	20,072	15.98	to	17.48	349,072	1.45%	to	1.95%	2.90%	-1.85%	to	-1.35%
	2020	20,726	16.28	to	17.72	365,572	1.45%	to	1.95%	2.88%	6.99%	to	7.53%
	2019	30,770	15.21	to	16.48	492,740	1.45%	to	1.95%	3.37%	9.13%	to	9.68%
MFS Total Return Series Service Class(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	178,427	22.59	to	24.71	4,329,407	1.45%	to	1.95%	1.57%	11.63%	to	12.19%
	2020	217,393	20.23	to	22.03	4,713,512	1.45%	to	1.95%	2.04%	7.38%	to	7.92%
	2019	292,801	18.10	to	20.41	5,893,145	1.45%	to	2.20%	2.05%	17.49%	to	18.38%
MFS Utilities Series Service Class(7)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
MFS Technology Portfolio Service Class	2023	493,156	$33.40	to	$36.47	$17,828,305	1.40%	to	2.15%	0.00%	50.52%	to	51.67%
	2022	791,040	22.19	to	24.04	18,873,566	1.40%	to	2.15%	0.00%	-37.23%	to	-36.75%
	2021	691,737	35.35	to	38.02	26,120,764	1.40%	to	2.15%	0.00%	11.00%	to	11.84%
	2020	823,937	31.85	to	33.99	27,849,250	1.40%	to	2.15%	0.00%	43.27%	to	44.36%
	2019	1,213,485	22.23	to	23.55	28,432,318	1.40%	to	2.15%	0.00%	32.97%	to	33.97%
MFS VIT II International Intrinsic Value Fund(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	509,487	15.54	to	18.58	9,981,920	0.75%	to	2.05%	0.80%	17.74%	to	19.30%
	2019	553,402	13.03	to	15.78	9,142,597	0.75%	to	2.05%	1.47%	23.08%	to	24.71%
MFS Blended Research Core Equity Portfolio Service Class	2023	1,559,840	$20.08	to	$21.25	$33,052,192	1.40%	to	2.06%	1.02%	25.59%	to	26.41%
	2022	2,379,139	15.99	to	16.81	39,910,442	1.40%	to	2.06%	0.84%	-17.91%	to	-17.38%
	2021	2,823,326	19.48	to	20.34	57,343,374	1.40%	to	2.06%	0.89%	26.55%	to	27.38%
	2020	3,341,674	15.39	to	15.97	53,299,313	1.40%	to	2.06%	1.40%	12.71%	to	13.45%
	2019	3,676,913	13.65	to	14.08	51,706,539	1.40%	to	2.06%	1.26%	26.25%	to	27.07%
Invesco Oppenheimer International Growth Fund(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	367,801	14.14	to	14.65	5,706,945	0.75%	to	2.05%	0.64%	18.55%	to	20.13%
	2019	412,156	11.77	to	12.36	5,354,662	0.75%	to	2.05%	0.72%	25.33%	to	26.99%
Invesco Oppenheimer Main St Small Cap Fund(7)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
Invesco Oppenheimer Global Strategy Income Fund(7)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
PIMCO Low Duration Portfolio Advisor Class	2023	67,112	$8.95	to	$11.27	$721,637	1.30%	to	2.05%	3.48%	2.73%	to	3.51%
	2022	83,600	8.72	to	10.89	873,151	1.30%	to	2.05%	1.54%	-7.76%	to	-7.06%
	2021	102,091	9.45	to	11.72	1,153,218	1.30%	to	2.05%	0.42%	-3.05%	to	-2.31%
	2020	102,495	9.75	to	11.99	1,186,380	1.30%	to	2.05%	1.10%	0.78%	to	1.55%
	2019	113,358	9.67	to	11.81	1,286,389	1.30%	to	2.05%	2.68%	1.80%	to	2.58%

B-64

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio (2)	Total Return(3) Lowest to Highest
PIMCO Real Return Portfolio Advisor Class	2023	34,289	$10.24	to	$14.18	$457,892	1.30%	to	2.30%	2.86%	1.20%	to	2.22%
	2022	41,800	10.12	to	13.87	545,860	1.30%	to	2.30%	6.91%	-14.01%	to	-13.14%
	2021	49,923	11.77	to	15.97	755,968	1.30%	to	2.30%	4.75%	3.09%	to	4.13%
	2020	60,289	11.41	to	15.33	882,083	1.30%	to	2.30%	1.31%	9.04%	to	10.15%
	2019	59,841	10.47	to	13.92	796,393	1.30%	to	2.30%	1.43%	5.86%	to	6.93%
PIMCO Total Return Portfolio Advisor Class(7)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
PIMCO VIT Balanced Allocation Portfolio Advisor Class(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	77,103	14.51	to	15.82	1,187,659	1.00%	to	2.00%	0.02%	8.69%	to	9.80%
	2020	86,856	13.35	to	14.41	1,223,286	1.00%	to	2.00%	0.86%	8.74%	to	9.85%
	2019	96,550	12.28	to	13.12	1,241,568	1.00%	to	2.00%	2.03%	16.57%	to	17.76%
PIMCO Dynamic Bond Portfolio Adviser Class	2023	118,834	$9.95	to	$10.96	$1,263,509	0.75%	to	2.00%	3.58%	4.86%	to	6.20%
	2022	151,247	9.49	to	10.32	1,524,021	0.75%	to	2.00%	2.62%	-8.33%	to	-7.16%
	2021	162,418	10.35	to	11.11	1,775,389	0.75%	to	2.00%	1.98%	-0.84%	to	0.42%
	2020	179,860	10.44	to	11.07	1,969,934	0.75%	to	2.00%	2.68%	2.61%	to	3.92%
	2019	191,401	10.17	to	10.65	2,030,614	0.75%	to	2.00%	4.32%	2.74%	to	4.05%
Pioneer Mid Cap Value VCT Portfolio Class II(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	6,239,992	19.93	to	27.83	171,127,162	1.30%	to	2.30%	1.02%	-0.47%	to	0.54%
	2019	6,028,462	20.02	to	27.68	164,635,350	1.30%	to	2.30%	1.06%	25.15%	to	26.42%
Pioneer Bond VCT Portfolio Class II	2023	4,145,123	$9.98	to	$10.38	$42,252,676	0.75%	to	2.05%	3.66%	4.51%	to	5.90%
	2022	5,260,940	9.55	to	9.81	50,961,308	0.75%	to	2.05%	2.16%	-16.22%	to	-15.11%
	2021	5,973,953	11.40	to	11.55	68,546,978	0.75%	to	2.05%	1.95%	-1.84%	to	-0.54%
	2020	5,738,532	11.61	to	11.61	66,813,520	0.75%	to	2.05%	2.79%	6.20%	to	7.62%
	2019	6,024,646	10.79	to	10.93	65,664,693	0.75%	to	2.05%	3.01%	6.67%	to	8.08%
American Century VP Mid Cap Value Fund Class II(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	702,286	14.57	to	20.54	14,429,523	0.75%	to	2.05%	1.00%	20.50%	to	22.09%
	2020	786,450	11.93	to	17.04	13,576,457	0.75%	to	2.05%	1.65%	-0.97%	to	0.35%
	2019	893,896	11.89	to	17.21	15,422,603	0.75%	to	2.05%	1.91%	26.35%	to	28.03%
American Century VP Inflation Protection Fund Class II	2023	785,919	$9.56	to	$10.76	$8,183,327	0.75%	to	2.05%	3.29%	1.28%	to	2.62%
	2022	888,372	9.43	to	10.49	9,053,658	0.75%	to	2.05%	4.98%	-14.86%	to	-13.73%
	2021	995,521	11.08	to	12.16	11,809,418	0.75%	to	2.05%	3.15%	4.09%	to	5.47%
	2020	898,526	10.65	to	11.53	10,147,773	0.75%	to	2.05%	1.39%	7.30%	to	8.73%
	2019	874,721	9.92	to	10.60	9,137,135	0.75%	to	2.05%	2.33%	6.67%	to	8.09%
Delaware Ivy VIP Global Bond Fund Class II(15)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	380,642	11.00	to	11.56	4,457,632	0.75%	to	2.05%	3.58%	-2.87%	to	-1.58%
	2020	419,044	11.32	to	11.75	5,008,357	0.75%	to	2.05%	3.99%	5.93%	to	7.34%
	2019	447,779	10.69	to	10.94	5,016,863	0.75%	to	2.05%	3.70%	7.18%	to	8.60%
Delaware Ivy VIP High Income Fund Class II	2023	404,486	$12.02	to	$12.29	$5,341,462	0.75%	to	2.05%	6.40%	9.46%	to	10.91%
	2022	487,224	10.83	to	11.22	5,836,917	0.75%	to	2.05%	6.65%	-12.79%	to	-11.63%
	2021	537,282	12.26	to	12.87	7,323,998	0.75%	to	2.05%	5.86%	3.89%	to	5.27%
	2020	601,358	11.65	to	12.39	7,793,102	0.75%	to	2.05%	7.09%	3.85%	to	5.23%
	2019	630,845	11.07	to	11.93	7,848,270	0.75%	to	2.05%	6.67%	8.91%	to	10.36%
Putnam VT Large Cap Value Fund Class IB(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	3,068,175	40.07	to	43.09	131,539,694	1.40%	to	2.15%	1.29%	24.58%	to	25.52%
	2020	4,008,144	32.17	to	34.33	136,997,206	1.40%	to	2.15%	1.64%	3.53%	to	4.32%
	2019	4,026,357	31.07	to	32.91	131,972,296	1.40%	to	2.15%	2.06%	27.61%	to	28.58%

B-65

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio (2)	Total Return(3) Lowest to Highest
Putnam VT Multi Asset Absolute Return Fund Class IB(17)	2023	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2022	102,661	8.61	to	9.48	946,528	1.00%	to	2.00%	1.46%	-1.65%	to	-0.65%
	2021	112,723	8.75	to	9.54	1,050,090	1.00%	to	2.00%	0.00%	-1.26%	to	-0.25%
	2020	138,742	8.87	to	9.57	1,298,658	1.00%	to	2.00%	0.00%	-9.24%	to	-8.31%
	2019	144,230	9.77	to	10.44	1,476,229	1.00%	to	2.00%	0.00%	3.80%	to	4.85%
Putnam VT Small Cap Value Fund Class IB	2023	390,251	$15.75	to	$20.05	$7,695,782	0.75%	to	2.05%	0.15%	21.22%	to	22.82%
	2022	419,680	12.82	to	16.54	6,838,574	0.75%	to	2.05%	0.17%	-14.77%	to	-13.63%
	2021	474,792	14.85	to	19.40	9,020,088	0.75%	to	2.05%	0.75%	37.04%	to	38.85%
	2020	618,119	10.69	to	14.16	8,390,944	0.75%	to	2.05%	1.02%	1.83%	to	3.18%
	2019	598,621	10.36	to	13.91	8,008,158	0.75%	to	2.05%	0.65%	21.69%	to	23.31%
Putnam VT Core Equity Fund (formerly Putnam VT Multi Cap Core Fund Class IB)(11)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	7,162,988	16.43	to	17.16	122,589,967	1.40%	to	2.15%	0.92%	14.81%	to	15.68%
	2019	8,082,543	14.32	to	14.83	119,624,021	1.40%	to	2.15%	1.14%	28.81%	to	29.79%
ALPS/Alerian Energy Infrastructure Portfolio Class III	2023	145,913	$11.75	to	$12.56	$1,853,478	0.75%	to	2.05%	2.80%	11.57%	to	13.05%
	2022	184,135	10.53	to	11.11	2,083,240	0.75%	to	2.05%	4.19%	14.92%	to	16.44%
	2021	200,318	9.16	to	9.54	1,965,355	0.75%	to	2.05%	1.99%	34.95%	to	36.74%
	2020	214,828	6.79	to	6.97	1,548,336	0.75%	to	2.05%	2.81%	-26.67%	to	-25.69%
	2019	230,059	9.26	to	9.39	2,241,807	0.75%	to	2.05%	1.54%	17.94%	to	19.51%
ALPS Global Opportunity Portfolio Class III (formerly ALPS/Red Rocks Global Opportunity Portfolio Class III)	2023	73,834	$16.46	to	$18.01	$1,301,683	1.00%	to	2.00%	0.00%	26.22%	to	27.51%
	2022	93,780	13.04	to	14.13	1,296,515	1.00%	to	2.00%	11.84%	-30.33%	to	-29.62%
	2021	104,815	18.71	to	20.07	2,063,564	1.00%	to	2.00%	4.07%	21.46%	to	22.69%
	2020	120,226	15.41	to	16.36	1,932,786	1.00%	to	2.00%	8.45%	7.06%	to	8.16%
	2019	198,044	14.39	to	15.13	2,951,842	1.00%	to	2.00%	0.00%	37.04%	to	38.44%
DWS Alternative Asset Allocation VIP Class B	2023	44,392	$10.77	to	$11.87	$515,138	0.75%	to	2.00%	6.50%	3.56%	to	4.88%
	2022	47,548	10.40	to	11.32	529,612	0.75%	to	2.00%	7.20%	-9.59%	to	-8.43%
	2021	51,533	11.50	to	12.36	630,559	0.75%	to	2.00%	1.73%	10.10%	to	11.51%
	2020	47,496	10.44	to	11.09	523,928	0.75%	to	2.00%	2.46%	3.21%	to	4.53%
	2019	50,225	10.12	to	10.61	533,414	0.75%	to	2.00%	3.54%	12.06%	to	13.49%
Janus Henderson Enterprise Portfolio Service Shares(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	343,064	30.16	to	33.02	11,079,949	1.00%	to	2.05%	0.24%	14.15%	to	15.38%
	2020	428,343	26.42	to	28.62	12,013,914	1.00%	to	2.05%	0.05%	16.73%	to	17.99%
	2019	486,316	22.63	to	24.26	11,592,973	1.00%	to	2.05%	0.05%	32.39%	to	33.81%
Janus Henderson Global Technology & Innovation Portfolio Service Shares	2023	1,415,192	$30.06	to	$35.32	$53,689,985	0.75%	to	2.05%	0.00%	51.13%	to	53.12%
	2022	2,015,314	19.63	to	23.37	50,089,973	0.75%	to	2.05%	0.00%	-38.41%	to	-37.60%
	2021	1,661,441	31.46	to	37.94	67,043,006	0.75%	to	2.05%	0.71%	15.34%	to	16.86%
	2020	1,923,738	26.92	to	32.90	66,839,984	0.75%	to	2.05%	0.00%	47.64%	to	49.60%
	2019	2,892,233	18.00	to	22.28	67,172,349	0.75%	to	2.05%	0.40%	41.86%	to	43.73%
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	2023	256,520	$12.30	to	$13.18	$3,638,046	0.75%	to	2.00%	0.00%	8.60%	to	9.98%
	2022	296,901	11.19	to	12.13	3,851,165	0.75%	to	2.00%	0.09%	-19.03%	to	-18.00%
	2021	317,650	13.64	to	14.92	5,045,691	0.75%	to	2.05%	2.83%	9.64%	to	11.10%
	2020	326,358	12.28	to	13.61	4,704,426	0.75%	to	2.05%	0.62%	-1.26%	to	0.05%
	2019	352,637	12.27	to	13.78	5,106,191	0.75%	to	2.05%	0.04%	15.37%	to	16.90%
ClearBridge Variable Small Cap Growth Portfolio Class II(6)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	481,933	23.88	to	27.71	13,573,453	0.75%	to	2.05%	0.00%	10.01%	to	11.47%
	2020	546,906	21.42	to	25.19	13,931,870	0.75%	to	2.05%	0.00%	39.98%	to	41.84%
	2019	657,676	15.10	to	18.00	11,797,539	0.75%	to	2.05%	0.00%	23.96%	to	25.60%

B-66

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio (2)	Total Return(3) Lowest to Highest
Franklin Multi-Asset Dynamic Multi-Strategy VIT(8)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	60,239	11.65	to	12.70	747,408	1.00%	to	2.00%	2.26%	10.40%	to	11.52%
	2020	64,759	10.55	to	11.39	722,367	1.00%	to	2.00%	1.50%	-10.15%	to	-9.23%
	2019	78,973	11.74	to	12.55	973,449	1.00%	to	2.00%	2.03%	13.20%	to	14.36%
Western Asset Core Plus VIT Portfolio Class II (7)	2023	—	$—		$—	$—	—		—	—	—		—
	2022	—	—		—	—	—		—	—	—		—
	2021	—	—		—	—	—		—	—	—		—
	2020	—	—		—	—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
The Merger Fund VL	2023	122,901	$11.36	to	$12.50	$1,517,244	0.75%	to	2.05%	1.65%	2.20%	to	3.56%
	2022	161,493	11.12	to	12.07	1,934,465	0.75%	to	2.05%	1.51%	-1.19%	to	0.12%
	2021	174,613	11.25	to	12.06	2,099,430	0.75%	to	2.05%	0.00%	-0.99%	to	0.32%
	2020	186,162	11.36	to	12.02	2,243,767	0.75%	to	2.05%	0.00%	5.17%	to	6.57%
	2019	220,725	10.80	to	11.28	2,507,816	0.75%	to	2.05%	1.00%	3.99%	to	5.37%
Guggenheim VT Multi-Hedge Strategies Fund	2023	29,931	$10.33	to	$11.55	$336,163	1.00%	to	2.05%	2.89%	2.23%	to	3.33%
	2022	39,949	10.10	to	11.18	434,929	1.00%	to	2.05%	1.16%	-5.38%	to	-4.36%
	2021	47,833	10.68	to	11.69	547,040	1.00%	to	2.05%	0.00%	5.89%	to	7.02%
	2020	58,690	10.08	to	10.92	628,019	1.00%	to	2.05%	1.29%	5.18%	to	6.31%
	2019	68,881	9.59	to	10.27	695,335	1.00%	to	2.05%	2.35%	2.86%	to	3.96%
Guggenheim VT Long Short Equity Fund	2023	71,595	$12.13	to	$13.57	$944,839	1.00%	to	2.05%	0.27%	10.44%	to	11.63%
	2022	93,958	10.98	to	12.15	1,113,922	1.00%	to	2.05%	0.48%	-16.14%	to	-15.24%
	2021	111,159	13.10	to	14.34	1,558,039	1.00%	to	2.05%	0.65%	21.26%	to	22.56%
	2020	120,060	10.80	to	11.70	1,376,440	1.00%	to	2.05%	0.84%	2.77%	to	3.88%
	2019	127,262	10.51	to	11.26	1,408,760	1.00%	to	2.05%	0.57%	3.38%	to	4.48%
T. Rowe Price Health Sciences Portfolio II	2023	272,580	$18.55	to	$28.48	$7,971,509	0.75%	to	2.00%	0.00%	0.63%	to	1.91%
	2022	307,428	18.20	to	28.30	8,903,613	0.75%	to	2.00%	0.00%	-14.43%	to	-13.34%
	2021	332,862	21.00	to	32.93	11,258,953	0.75%	to	2.05%	0.00%	10.52%	to	11.98%
	2020	365,753	18.75	to	29.80	11,156,545	0.75%	to	2.05%	0.00%	26.61%	to	28.30%
	2019	386,318	14.62	to	23.53	9,261,318	0.75%	to	2.05%	0.00%	25.99%	to	27.67%
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	2023	173,978	$10.05	to	$11.11	$1,896,531	0.75%	to	2.05%	1.62%	9.67%	to	11.12%
	2022	219,091	9.16	to	9.99	2,160,602	0.75%	to	2.05%	0.37%	-26.67%	to	-25.69%
	2021	254,816	12.50	to	13.45	3,401,696	0.75%	to	2.05%	0.78%	0.84%	to	2.18%
	2020	307,681	12.39	to	13.16	4,039,542	0.75%	to	2.05%	1.32%	12.01%	to	13.50%
	2019	341,960	11.06	to	11.60	3,975,945	0.75%	to	2.05%	1.02%	17.06%	to	18.62%
Morgan Stanley VIF Global Infrastructure Portfolio Class II	2023	3,698	$12.49	to	$12.92	$47,096	0.75%	to	1.25%	2.78%	2.97%	to	3.49%
	2022	7,723	12.09	to	12.48	95,066	0.75%	to	1.30%	2.63%	-9.51%	to	-9.00%
	2021	8,104	13.36	to	13.72	109,744	0.75%	to	1.30%	2.58%	12.52%	to	13.15%
	2020	4,284	11.88	to	12.12	51,371	0.75%	to	1.30%	1.62%	-2.72%	to	-2.18%
	2019	4,865	12.21	to	12.39	59,815	0.75%	to	1.30%	1.86%	26.21%	to	26.91%
VanEck VIP Global Resources Fund – Class S	2023	91,833	$8.20	to	$11.76	$825,272	0.75%	to	2.00%	2.61%	-5.76%	to	-4.56%
	2022	106,100	8.70	to	12.33	1,001,924	0.75%	to	2.00%	1.46%	5.96%	to	7.31%
	2021	128,953	8.21	to	11.49	1,138,231	0.75%	to	2.00%	0.29%	16.30%	to	17.79%
	2020	153,188	7.06	to	9.75	1,152,312	0.75%	to	2.00%	0.73%	16.45%	to	17.93%
	2019	164,720	6.06	to	8.27	1,055,205	0.75%	to	2.00%	0.00%	9.32%	to	10.71%
Virtus Duff & Phelps Real Estate Securities Series	2023	106,449	$16.79	to	$18.68	$1,884,534	1.00%	to	2.00%	1.92%	8.81%	to	9.92%
	2022	168,917	15.43	to	16.99	2,751,811	1.00%	to	2.00%	0.93%	-27.57%	to	-26.83%
	2021	192,256	21.30	to	23.22	4,303,401	1.00%	to	2.00%	0.70%	43.49%	to	44.95%
	2020	214,863	14.85	to	16.02	3,331,803	1.00%	to	2.00%	1.12%	-3.52%	to	-2.54%
	2019	256,933	15.39	to	16.44	4,091,420	1.00%	to	2.00%	1.67%	24.87%	to	26.15%
American Funds Insurance Series Asset Allocation Fund Class 4	2023	183,696	$14.65	to	$15.26	$2,757,575	0.75%	to	1.35%	1.93%	12.49%	to	13.17%
	2022	217,242	13.02	to	13.48	2,880,133	0.75%	to	1.35%	1.92%	-14.83%	to	-14.31%
	2021	159,190	15.29	to	15.73	2,482,163	0.75%	to	1.35%	1.34%	13.29%	to	13.98%
	2020	167,178	13.50	to	13.80	2,290,102	0.75%	to	1.35%	1.46%	10.64%	to	11.32%
	2019	171,103	12.20	to	12.40	2,111,007	0.75%	to	1.35%	1.79%	19.29%	to	20.02%

B-67

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio (2)	Total Return(3) Lowest to Highest
American Funds Insurance Series The Bond Fund of America Class 4	2023	91,792	$10.00	to	$10.38	$935,174	0.75%	to	1.30%	3.72%	3.36%	to	3.94%
	2022	79,889	9.67	to	9.98	785,016	0.75%	to	1.30%	2.58%	-13.88%	to	-13.40%
	2021	109,370	11.23	to	11.53	1,241,686	0.75%	to	1.30%	1.25%	-1.88%	to	-1.33%
	2020	108,349	11.44	to	11.68	1,248,031	0.75%	to	1.30%	2.00%	7.95%	to	8.56%
	2019	75,169	10.60	to	10.76	801,805	0.75%	to	1.30%	5.13%	7.66%	to	8.26%
American Funds Insurance Series Global Growth Fund Class 4	2023	44,608	$18.51	to	$19.21	$841,776	0.75%	to	1.30%	0.70%	20.70%	to	21.38%
	2022	47,487	15.29	to	15.83	739,301	0.75%	to	1.35%	0.44%	-25.93%	to	-25.48%
	2021	44,916	20.65	to	21.24	940,434	0.75%	to	1.35%	0.22%	14.57%	to	15.26%
	2020	40,233	18.02	to	18.43	732,555	0.75%	to	1.35%	0.17%	28.41%	to	29.19%
	2019	42,683	14.03	to	14.27	603,194	0.75%	to	1.35%	0.95%	33.05%	to	33.86%
American Funds Insurance Series Capital World Growth and Income Fund Class 4	2023	74,251	$15.56	to	$16.21	$1,170,571	0.75%	to	1.35%	1.77%	19.02%	to	19.75%
	2022	72,268	13.07	to	13.53	957,493	0.75%	to	1.35%	2.14%	-18.68%	to	-18.19%
	2021	69,296	16.08	to	16.54	1,127,044	0.75%	to	1.35%	1.67%	12.92%	to	13.61%
	2020	52,119	14.24	to	14.56	748,940	0.75%	to	1.35%	1.38%	7.08%	to	7.73%
	2019	24,987	13.30	to	13.52	334,891	0.75%	to	1.35%	1.99%	28.97%	to	29.75%
American Funds Insurance Series Growth Fund Class 4	2023	149,867	$24.72	to	$25.74	$3,792,510	0.75%	to	1.35%	0.18%	36.27%	to	37.10%
	2022	137,923	18.14	to	18.78	2,552,681	0.75%	to	1.35%	0.11%	-31.06%	to	-30.64%
	2021	115,949	25.87	to	27.07	3,093,031	0.75%	to	1.70%	0.06%	19.62%	to	20.77%
	2020	86,190	21.92	to	22.41	1,907,213	0.75%	to	1.35%	0.20%	49.66%	to	50.57%
	2019	68,581	14.64	to	14.89	1,013,591	0.75%	to	1.35%	0.58%	28.68%	to	29.46%
American Funds Insurance Series Growth and Income Fund Class 4	2023	143,788	$19.08	to	$19.80	$2,781,759	0.75%	to	1.30%	1.18%	24.19%	to	24.88%
	2022	153,633	15.32	to	15.86	2,388,171	0.75%	to	1.35%	1.28%	-17.83%	to	-17.33%
	2021	98,447	18.68	to	19.18	1,857,557	0.75%	to	1.30%	1.02%	22.19%	to	22.87%
	2020	79,201	15.29	to	15.61	1,219,812	0.75%	to	1.30%	1.09%	11.77%	to	12.40%
	2019	80,409	13.44	to	13.89	1,105,250	0.75%	to	1.95%	1.68%	23.40%	to	24.91%
American Funds Insurance Series U.S. Government Securities Fund	2023	157,985	$9.52	to	$9.91	$1,535,036	0.75%	to	1.35%	3.37%	1.24%	to	1.85%
	2022	166,667	9.40	to	9.73	1,591,976	0.75%	to	1.35%	3.89%	-12.39%	to	-11.86%
	2021	145,582	10.73	to	11.04	1,581,778	0.75%	to	1.35%	0.92%	-2.21%	to	-1.62%
	2020	187,554	10.98	to	11.23	2,077,139	0.75%	to	1.35%	1.72%	8.00%	to	8.66%
	2019	56,443	10.16	to	10.33	575,939	0.75%	to	1.35%	1.98%	3.72%	to	4.35%
Cboe Vest US Large Cap 10% Buffer Strategies VI Fund Class I(16)	2023	—	$—	to	$—	$—	—	to	—	0.00%	0.00%	to	0.00%
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund Class I(16)	2023	—	$—	to	$—	$—	—	to	—	0.00%	0.00%	to	0.00%

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	As of April 24, 2019, the AllianceBernstein VPS Real Estate Investment Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AllianceBernstein VPS Real Estate Investment Portfolio Class B was transferred to the Fidelity VIP Government Money Market Portfolio.

B-68

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (continued)

(5)	Portfolio commenced operations October 18, 2019.
(6)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2022 as a result of liquidation.
(7)	As of October 18, 2019, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund.
(8)	Portfolio liquidated as of August 19, 2022 and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated fund was transferred to the Fidelity VIP Government Money Market Portfolio.
(9)	As of July 15, 2020, the Value Line VIP Equity Advantage Fund was liquidated and no longer available as an investment allocation option under this contract. After the liquation date, any accumulation value remaining in the Value Line VIP Equity Advantage Fund was transferred to the Fidelity VIP Government Money Market Portfolio.
(10)	Portfolio liquidated as of April 24, 2020 and no longer available as an investment allocation option under this contract.
(11)	As of October 22, 2021, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2021 as a result of liquidation.
(12)	As of April 30, 2021, the Invesco V.I. Value Opportunities Fund was merged into V.I. American Value Fund Series II.
(13)	Portfolio commenced operations October 22, 2021.
(14)	Portfolio commenced operations April 29, 2022.
(15)	As of April 27, 2022, the Delaware Ivy VIP Global Bond Fund Class II was merged into Fidelity VIP Government Money Market — SC2.
(16)	Portfolio commenced operations May 1, 2023.
(17)	As of April 21, 2023, the Putnam VT Multi Asset Absolute Return Class IB Fund was liquidated and no longer available as an investment allocation option under this contract. After the liquation date, any accumulation value remaining in the Putnam VT Multi Asset Absolute Return Class IB Fund was transferred to the Fidelity VIP Government Money Market Portfolio.

B-69

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account R indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account R as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Core Plus Fixed Income VIP Fund(1)

Guardian Diversified Research VIP Fund(1)

Guardian Growth & Income VIP Fund(1)

Guardian Integrated Research VIP Fund(1)

Guardian International Growth VIP Fund(1)

Guardian International Equity VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian Large Cap Disciplined Value VIP Fund(1)

Guardian Large Cap Fundamental Growth VIP Fund(1)

Guardian Mid Cap Relative Value VIP Fund(1)

Guardian Mid Cap Traditional Growth VIP Fund(1)

Guardian U.S. Government Securities VIP Fund(1)

Guardian Total Return Bond VIP Fund(1)

Guardian Global Utilities VIP Fund(1)

Guardian Multi-Sector Bond VIP Fund(1)

Guardian Small Cap Core VIP Fund(1)

Guardian All Cap Core VIP Fund(1)

Guardian Select Mid Cap Core VIP Fund(1)

Guardian Small Mid Cap Core VIP Fund(1)

Guardian Strategic Large Cap Core VIP Fund(1)

Guardian Core Fixed Income VIP Fund(2)

Guardian Short Duration Bond VIP Fund(2)

Guardian Balanced Allocation VIP Fund(2)

Guardian Equity Income VIP Fund(2)

Victory RS Large Cap Alpha VIP Series(1)

Victory 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(4)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(4)

Gabelli Capital Asset Fund(1)

Value Line Centurion Fund(4)

Value Line Strategic Asset Management Trust(4)

Invesco V.I. Global Real Estate Fund Series II(1)

Invesco V.I. American Value Fund Series II(4)

Invesco V.I. Balanced-Risk Allocation Fund Series II(1)

AB Sustainable Global Thematic Portfolio Class B(1)

AB VPS Dynamic Asset Allocation Portfolio Class B(1)

BlackRock Global Allocation V.I. Fund Class III(1)

BlackRock Advantage Large Cap Value V.I. Fund Class III(4)

Columbia Variable Portfolio-Small Company Growth Fund Class 2(4)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Value Portfolio(4)

Fidelity VIP Balanced Portfolio Service Class 2(1)

Fidelity VIP Investment Grade Bond Portfolio Service Class 2(1)

Fidelity VIP Overseas Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Fidelity VIP Growth Opportunities Portfolio Service Class 2(4)

Templeton Global Bond VIP Fund Class 2(1)

Templeton Growth VIP Fund Class 2(1)

Franklin Income VIP Fund Class 2(1)

MFS® New Discovery Series Service Class(4)

MFS® VIT II Income Portfolio Series Service Class(4)

MFS® Total Return Series Service Class(4)

MFS® Technology Portfolio Service Class(1)

MFS® Blended Research Core Equity Portfolio Service Class(1)

PIMCO Low Duration Portfolio Advisor Class(1)

PIMCO Real Return Portfolio Advisor Class(1)

PIMCO VIT Balanced Allocation Portfolio Advisor Class(4)

PIMCO Dynamic Bond Portfolio Advisor Class(1)

Pioneer Bond VCT Portfolio Class II(1)

American Century VP Mid Cap Value Fund Class II(4)

American Century VP Inflation Protection Fund Class II(1)

Delaware Ivy VIP Global Bond Fund Class II(3)

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, www.pwc.com/us

B-70

Delaware Ivy VIP High Income Fund Class II(1)

Putnam VT Large Cap Value Fund Class IB(4)

Putnam VT Multi Asset Absolute Return Fund Class IB(6)

Putnam VT Small Cap Value Fund Class IB(1)

ALPS/Alerian Energy Infrastructure Portfolio Class III(1)

ALPS Global Opportunity Portfolio Class III (formerly ALPS/Red Rocks Global Opportunity Portfolio Class III)(1)

DWS Alternative Asset Allocation VIP Class B(1)

Janus Henderson Enterprise Portfolio Service Shares(4)

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares(1)

Clearbridge Variable Small Cap Growth Portfolio Class II(4)

Franklin Multi-Asset Dynamic Multi-Strategy VIT(5)

Merger Fund VL(1)

Guggenheim VT Multi-Hedge Strategies Fund(1)

Guggenheim VT Long Short Equity Fund(1)

T. Rowe Price Health Sciences Portfolio II(1)

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II(1)

Morgan Stanley VIF Global Infrastructure Portfolio Class II(1)

VanEck VIP Global Resources Fund Class S(1)

Virtus Duff & Phelps Real Estate Securities Series(1)

American Funds Insurance Series Asset Allocation Fund Class 4(1)

American Funds Insurance Series The Bond Fund of America Class 4(1)

American Funds Insurance Series Global Growth Fund Class 4(1)

American Funds Insurance Series Capital World Growth and Income Fund Class 4(1)

American Funds Insurance Series Growth Fund Class 4(1)

American Funds Insurance Series Growth and Income Fund Class 4(1)

American Funds Insurance Series US Government/Securities Fund Class 4(1)

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund Class I(7)

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund Class I(7)

1.	Statement of operations for the year ended December 31, 2023, and statement of changes in net assets for the years ended December 31, 2023, and 2022.
2.	Statement of operations for the year ended December 31, 2023, and statement of changes in net assets for the year ended December 31, 2023, and the period April 29, 2022 (commencement of operations) through December 31, 2022.
3.	Statement of changes in net assets for the period January 1, 2022, through April 27, 2022 (date of liquidation).
4.	Statement of changes in net assets for the period January 1, 2022, through April 29, 2022 (date of liquidation).
5.	Statement of changes in net assets for the period January 1, 2022, through August 19, 2022 (date of liquidation).
6.	Statement of operations for the period January 1, 2023, through April 21, 2023 (date of liquidation) and statement of changes in net assets for the period January 1, 2023, through April 21, 2023 (date of liquidation) and the year ended December 31, 2022.
7.	Statement of operations and statement of changes in net assets for the period May 1, 2023 (commencement of operations) through December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account R based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by

B-71

correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 15, 2024

We have served as the auditor of one or more of the investment options of The Guardian Separate Account R since 2004.

B-72

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Financial Statements, Supplemental

Schedules and Report of Independent Auditors

December 31, 2023, 2022 and 2021

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Balance Sheets

(In Millions)

	As of December 31,
	2023	2022
Admitted assets
Bonds	$3,501	$2,951
Mortgage loans	587	590
Policy loans	79	76
Other invested assets	278	269
Cash, cash equivalents and short—term investments	209	84
Receivable for securities	—	1

Total invested assets	4,654	3,971

Due and accrued investment income	42	33
Net deferred tax asset	33	64
Income tax receivable	12	58
Other assets	21	12
Separate accounts assets	7,040	7,215

Total admitted assets	11,802	$11,353

Liabilities
Reserves for policy benefits, deposit—type contracts and other contract liabilities	$3,906	$3,383
Intercompany borrowed funds	158	74
Asset valuation reserve	74	74
Due to parent and affiliates	17	7
Payable for securities	16	—
Other liabilities	121	60
Transfers from separate account due or accrued	(8)	(11)
Separate accounts liabilities	7,034	7,212

Total liabilities	11,318	10,799
Capital and surplus
Common stock	2	2
Additional paid—in capital and contributed surplus	862	862
Unassigned deficit	(380)	(310)

Total capital and surplus	484	554
Total liabilities, capital and surplus	$11,802	$11,353

See notes to statutory basis financial statements.

B-2

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Operations

(In Millions)

	For the Years Ended December 31,
	2023	2022	2021
Revenues
Premiums and annuity considerations	$707	$(6,984)	$152
Net investment income	164	162	174
Service fees	210	231	277
Reserve adjustments on reinsurance ceded	(1,261)	6,479	(21)
Commissions and expense allowances on reinsurance ceded and other income	134	50	30

Total revenues	(46)	(62)	612

Benefits and expenses
Policyholder benefits	826	420	1,393
Net transfers from separate accounts	(1,067)	(775)	(1,148)
General insurance expenses	68	72	31
Commissions and other expenses	192	143	96

Total benefits and expenses	19	(140)	372

Income/(loss) from operations before federal income taxes and realized capital losses from investments	(65)	78	240
Federal income tax benefit	38	65	2

Income/(loss) from operations, net of federal income taxes and before net realized capital losses	(27)	143	242
Net realized capital losses, net of tax and transfers to IMR	(3)	(218)	(325)

Net Loss	$(30)	$(75)	$(83)

See notes to statutory basis financial statements.

B-3

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Changes in Capital and Surplus

(In Millions)

	For the Years Ended December 31,
	2023	2022	2021
Beginning of year balance	$554	$549	$527
Adjustments to surplus
Net Loss	(30)	(75)	(83)
Change in net unrealized capital gains/(loss), net of tax	(6)	10	66
Change in non-admitted assets	(19)	21	(1)
Change in net deferred taxes	(16)	(28)	22
Change in asset valuation reserve	—	(3)	(16)
Additional paid-in capital and contributed surplus from parent	—	60	20
Change in reserve valuation basis	—	14	14
Other surplus changes	1	—	—
Prior year adjustment	—	6	—

Net adjustments to surplus	(70)	5	22

End of year balance	$484	$554	$549

See notes to statutory basis financial statements.

B-4

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Cash Flows

(In Millions)

	For the Years Ended December 31,
	2023	2022	2021
Cash flows from operating activities
Net premiums and annuity considerations	$709	$(256)	$156
Investment income received	156	167	178
Service fees and other income received	(737)	170	235
Benefits and loss related payments	(494)	(1,130)	(1,431)
Net transfers from separate accounts	1,067	862	1,176
Commissions, expenses and taxes paid	(249)	(201)	(114)
Federal income taxes paid	81	28	(12)
Other	71	84	—

Net cash (used) provided by operating activities	604	(276)	188

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	143	649	505
Stocks	—	—	5
Derivatives, brokers and miscellaneous applications	—	—	10
Mortgage loans	28	77	40
Other invested assets	28	11	10

Proceeds from investments sold or matured	199	737	570

Cost of investments acquired:
Bonds	695	337	255
Stocks	—	—	5
Mortgage loans	25	72	45
Other invested assets	27	38	45
Derivatives, brokers and miscellaneous applications	—	194	305

Cost of investments acquired	747	641	655

Net (decrease)/increase in policy loans, net of repayments	3	(3)	2

Net cash provided (used) by investing activities	(551)	99	(87)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	—	60	20
Intercompany borrowed funds	84	74	—
Net deposits on deposit-type contracts and other insurance liabilities	(12)	(12)	(7)

Net cash provided by financing and miscellaneous activities	72	122	13

Net (decrease)/increase in cash, cash equivalents and short-term investments	125	(55)	114
Cash, cash equivalents and short-term investments, beginning of year	84	139	25

Cash, cash equivalents and short-term investments, end of year	$209	$84	$139

Non-cash Transactions
MODCO Reinsurance - operating activities	$15	$6,736	$(14)
Exchange or Conversion of bonds	56	19	27

Total Non-cash Transactions	71	6,755	13

See notes to statutory basis financial statements.

B-5

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, variable life and term life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian, or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

The Guardian ultimately controls the following insurance entities:

•	Berkshire Life Insurance Company

•	Park Avenue Life Insurance Company

•	Family Service Life Insurance Company

•	Sentinel American Life Insurance Company

•	First Commonwealth Ltd. Health Services Corp.

•	First Commonwealth of Missouri

•	First Commonwealth Insurance Company

•	First Commonwealth Limited Health Services Corp. of Michigan

•	Avesis Insurance Incorporated

•	Access Dental Plan of Nevada, Inc

•	Access Dental Plan of Utah, Inc

•	Premier Access Insurance Company

•	Managed DentalGuard, Inc, NJ

•	Managed DentalGuard, Inc, TX

On November 1, 2022, GIAC closed on a variable annuity block reinsurance transaction with Talcott Resolution Life Insurance Company (“Talcott”). Under the terms of the indemnity reinsurance transaction, GIAC ceded a 100% quota share of virtually all liabilities related to its variable annuity contracts, including fixed payout options elected by this block after the transaction closing date. The general account liabilities were reinsured on a Coinsurance basis and the separate account liabilities are reinsured on a modified coinsurance basis.

Insurance Separate Accounts:

The Company has fourteen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contract holders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contract holders obligations (See Note 9).

B-6

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2023, 2022, and 2021. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) annuity and certain insurance premiums are recognized as premium income; 9) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 10) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between Delaware SAP and GAAP, while not determined are presumed to be material.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits. The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates. The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

B-7

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $34 million and $16 million at December 31, 2023 and 2022, respectively), consisting principally of deferred tax assets, disallowed interest maintenance reserve asset, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance, have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist primarily of joint ventures, limited liability companies (LLCs) and other forms of partnerships. These investments are valued at the Company’s share of equity in the partnerships’ LLC or joint ventures’ net assets. All distributions are recorded as income or return of capital based on information received from the partnerships. The change in equity is recorded as unrealized gains (losses) on the Company’s books and is recorded directly to surplus. Other invested assets also include investments in surplus notes which are carried at amortized cost.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

The Company had no restricted cash and no restricted cash equivalents as of December 31, 2023 and 2022.

Other Assets:

Other assets consist primarily of receivables for service fees, mutual fund receivable and receivables related to reinsurance ceded.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2023 the Company had a $2.8 million liability and no liability as of December 31, 2022 for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. There were no related premium tax offsets as of December 31, 2023 and 2022, respectively.

B-8

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contract and Policy Reserves:

The estimated fair value of contract holder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.45% to 4.25%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	1.50% to 4.10%
Group Universal Life	4.00% to 4.60%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 5.00%
Fixed Indexed Annuity	2.35% to 4.70%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	1.00% to 6.00%
Deferred Income Annuity, Fixed	1.50% to 5.00%

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed minimum death benefits (GMDB) that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

As of December 31, 2023, after reinsurance as discussed in Note 1, the Company retains the liability on $8.0 million of account value with $3.3 million of associated GMDB benefits.

The Company issued the following guaranteed living benefits until February 2017. As part of the same coinsurance/modified coinsurance agreement with Talcott, all guaranteed living benefits in force were 100% reinsured.

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

B-9

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guaranteed base that increases by the greater of an annual effective growth rate of 5.00% or the contract anniversary account value. The 5.00% growth rate has a cap of 2.5 times the net premium payments received less adjusted partial withdrawals. This base can only be accessed in duration ten or later in the form of a payout annuity.

Valuation Manual, Section 21 (VM-21) of the NAIC Valuation Manual specifies the requirements for principle-based reserves (PBR) for variable annuity contracts. Effective January 1, 2020, VM-21 contains revisions to the previous framework, Actuarial Guideline XLIII. VM-21 provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The minimum reserves for all contracts is equal to the Stochastic Reserve plus an Additional Standard Projection Amount. The Stochastic Reserve is calculated using a principle based approach and company prudent estimate assumptions (except for prescribed asset defaults and spreads). It is calculated as the average of the greatest present value of accumulated deficiencies in the worst 30% of scenarios. The interest and equity scenarios are based on an NAIC prescribed scenario generator. The Stochastic Reserve is determined in aggregate for all contracts. The Additional Standard Projection Amount is meant as a guardrail to capture outliers via prescribed assumptions. This method re-estimates reserves in the stochastic framework using prescribed assumptions.

Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. Key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, interest rates. At December 31, 2023, the Stochastic Reserve of $44.8 million was the final reserve which was ceded to third party reinsurers and there was no Additional Standard Projection Amount required. At December 31, 2022, the Stochastic Reserve of $64 million was the final reserve which was ceded to third party reinsurers and there was no Additional Standard Projection Amount required.

The Company elected the 36-month phase in period for the change in reserves that occurred on January 1, 2020, from adoption of VM-21. In 2022 and 2021, the Company recognized a decrease in reserve of $14 million which was included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in Capital and Surplus.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2023 and 2022, the Company had $342 million and $362 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $20 million and $22 million as of December 31, 2023 and 2022, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

B-10

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.

2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches - a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

For the Term life and Variable Universal Life (“VUL”) with secondary guarantees policies issued from January 1, 2020, the Company holds a reserve for the basic coverage in accordance with VM-20 of the NAIC valuation manual. VM-20 requires the reserve to be the greater of Net Premium Reserve (NPR), Deterministic Reserve (DR) and the Stochastic Reserve (SR). NPR is a formulaic reserve based on assumptions set by NAIC. The DR is calculated using a principle based approach and company prudent estimate assumptions. Since the Company passes the Stochastic Exclusion Test (SET), the SR is not computed. As of December 31, 2023 and 2022, the VM-20 reserves are $60 million and $15 million respectively.

Deposit-type contracts also include payout annuity without life contingencies with reserves gross of reinsurance of $167 million and $159 million as of December 31, 2023 and 2022, respectively. These payout annuities include term certain annuitizations of deferred annuities, stand-alone single premium immediate and deferred income annuities with no life contingent payments.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit-related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax

B-11

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

realized capital gains (losses) which result from changes in the overall level of interest rates for fixed income investments and amortizes these net capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non-admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commissioners’ Annuity Reserve Method) of $10 million ($2 million net after reinsurance) and $22 million ($2 million net after reinsurance) as of December 31, 2023 and 2022, respectively. Fees receivables of $46 million ($6 million net after reinsurance) and $53 million ($9 million net after reinsurance) as of December 31, 2023 and 2022, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or accretion of any discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed

B-12

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

NOTE 3—INVESTMENTS

Bonds:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5GI NAIC designation as of December 31, 2023 and 2022.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were six securities that were sold, redeemed or disposed as a result of a call or tender offer with an aggregate amount of $0 million in investment income from prepayment penalties and acceleration fees as of December 31, 2023. There were ten securities that were sold, redeemed or disposed as a result of a call or tender offer with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2022.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment. There were six securities that were sold, redeemed or disposed as a result of a call or tender offer with investment income of $0 million from prepayment penalties and acceleration fees as of December 31, 2023. There were eighteen securities that were sold, redeemed or disposed as a result of a call or tender offer with investment income of $2 million from prepayment penalties and acceleration fees as of December 31, 2022.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

B-13

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

The amortized cost basis and estimated fair value of bonds at December 31, 2023 and 2022 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2023		Gains	(Losses)
		(In millions)
U.S. Government	$131	$—	$(5)	$126
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	4	—	—	4
Industrial and Miscellaneous	3,359	35	(277)	3,117
Hybrid	7	—	—	7

Total Bonds	$3,502	$35	$(282)	$3,255

* NAIC 6 bonds are carried at lower of cost or fair value which is $1M below amortized cost at December 31, 2023.

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2022		Gains	(Losses)
		(In millions)
U.S. Government	$131	$—	$(7)	$124
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	4	—	—	4
Industrial and Miscellaneous	2,813	5	(366)	2,452
Hybrid	2	—	—	2

Total Bonds	$2,951	$5	$(373)	$2,583

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2023, approximately 3.76% of the portfolio was invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 1% of the portfolio at December 31, 2023.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2023
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$93	$92
Due after one year through five years	684	668
Due after five years through ten years	466	443
Due after ten years	2,002	1,812
Sinking fund bonds, mortgage-backed securities and asset-backed securities	257	240

Total	$3,502	$3,255

B-14

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

The net change in unrealized capital gains (losses) included in surplus for the years ended December 31, 2023, 2022, and 2021 are summarized as follows:

	2023	2022	2021
		(In millions)
Changes in net unrealized capital gains attributable to:
Bonds (NAIC 6 rated)	$(1)	$—	$—
Derivatives	—	15	30
Private equity	(7)	(2)	54
Tax effect on unrealized capital losses gains	2	(3)	(18)

Total change in net unrealized capital gains, net of tax	$(6)	$10	$66

Proceeds from sales of bonds amounted to $4 million, $428 million, and $283 million for the years ended December 31, 2023, 2022, and 2021, respectively. Gross gains of $0 million, $0 million, and $6 million were realized on sales of bonds for the years ended December 31, 2023, 2022, and 2021, respectively. Gross losses of $0 million, $30 million, and $1 million were realized on sales of bonds for the years ended December 31, 2023, 2022, and 2021, respectively. These amounts are pre-tax and pre-IMR. Bond maturities and all other cash dispositions including sales amounted to $143 million, $649 million and $505 million for the years ended December 31, 2023, 2022, and 2021, respectively.

There were no bond modifications treated as troubled debt restructuring during 2023, 2022 and 2021.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2023	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$2	$—	$124	$(5)	$126	$(5)
U.S. Special Revenue	—	—	—	—	—	—
Industrial and Miscellaneous	208	(6)	2,084	(271)	2,292	(277)
Hybrid	—	—	—	—	—	—

Total Bonds	210	(6)	2,208	(276)	2,418	(282)

Total Temporarily Impaired Securities	$210	$(6)	$2,208	$(276)	$2,418	$(282)

December 31, 2022	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$28	$—	$96	$(7)	$124	$(7)
U.S. Special Revenue	3	—	—	—	3	—
Industrial and Miscellaneous	2,231	(338)	88	(28)	2,319	(366)
Hybrids	2	—	—	—	2	—

Total Bonds	2,264	(338)	184	(35)	2,448	(373)

Total Temporarily Impaired Securities	$2,264	$(338)	$184	$(35)	$2,448	$(373)

B-15

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were one thousand six hundred and eighty-two securities in an unrealized loss position for greater than 12 months with a book value of $2.5 billion and a fair value of $2.2 billion as of December 31, 2023. There were eighty-two securities in an unrealized loss position for greater than 12 months with a book value of $219 million and a fair value of $184 million as of December 31, 2022.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2023 and December 31, 2022, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans at December 31, 2023 or 2022.

The Company’s $587 million and $590 million investments in mortgage loans on real estate on December 31, 2023 and December 31, 2022, respectively, consists of loans collateralized by commercial real estate properties. Of these amounts, $587 million and $590 million were mortgage loans in which the Company was a participant at December 31, 2023 and December 31, 2022, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2023 or December 31, 2022.

The largest concentrations of commercial real estate mortgage loans were for properties located in California and Florida ($130 million or 22.1% and $97 million or 16.5%) at December 31, 2023. The largest concentrations of commercial real estate mortgage loans were for properties located in California and Florida ($129 million or 21.9% and $91 million or 15.4%) at December 31, 2022. The Company estimated the fair value of mortgage loans on real estate to be $549 million and $543 million at December 31, 2023 and December 31, 2022, respectively and are classified as Level 3 as discussed in Note 4. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. Mortgage quality is determined by the loan’s loan to value ratio, debt service coverage ratio, location, and property type. The minimum and maximum ranges of lending rates on new mortgage loans were between 5.72% and 6.65% during 2023. The maximum percentage of any single mortgage loan to the value of the security originated in 2023 was 69.85%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgage loans with principal or interest payments that were past due for more than 30 days past on December 31, 2023 and 2022, respectively.

There were no restructured mortgage loans as of December 31, 2023 or December 31, 2022.

There were no taxes, assessments, or any amounts advanced not included in the mortgage loan total as of both December 31, 2023 and 2022.

B-16

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

The following table sets forth the credit quality indicators as of December 31, 2023 and December 31, 2022, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2023
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$125	$3	$29	$1	$—	$—	$158
50% - 59.99%	119	14	35	4	—	—	172
60% - 69.99%	78	28	31	61	4	—	202
70% - 79.99%	22	10	6	17	—	—	55
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$344	$55	$101	$83	$4	$—	$587

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2022
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0%-49.99%	$130	$22	$10	$—	$3	$—	$165
50%-59.99%	141	3	59	15	—	—	218
60%-69.99%	88	25	18	56	10	—	197
70%-79.99%	—	5	5	—	—	—	10
80%-89.99%	—	—	—	—	—	—	—
90%-100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$359	$55	$92	$71	$13	$—	$590

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2023	2022	2021
	(In millions)
Bonds	$131	$125	$129
Mortgage loans	23	24	26
Policy loans	5	5	5
Other (mainly private equities)	22	17	22

Total gross investment income	181	171	182
Less: investment expenses	(17)	(9)	(8)

Net investment income	$164	$162	$174

B-17

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2023	2022	2021
	(In millions)
Bonds	$—	$(32)	$3
Derivatives and other	(1)	(214)	(322)

Total net realized capital losses	(1)	(246)	(319)
Transfer from (to) IMR	—	25	(4)
Capital gain federal income tax expense	(2)	3	(2)

Net realized capital losses, net of tax and transfers to IMR	$(3)	$(218)	$(325)

The net realized capital loss amount above includes other-than-temporary impairment loss of $0.4 million, $1 million, and $2 million for the years ended December 31, 2023, December 31, 2022, and December 31, 2021, respectively. The impairment for 2023, 2022 and 2021 relates to one private placement security in the bond portfolio.

Derivative Financial Instruments:

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2023 were $0 million and none as of December 31, 2022. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

B-18

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

Hedging – Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with guaranteed minimum benefit liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefined price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

Equity index options are used as a risk management strategy to minimize the volatility associated with the benefit liabilities of the Fixed Index Annuity (“FIA”) product. Equity index options give the Company the right but not the obligation to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefined price as of a future date related to the notional amount of the contracts. Current indices include the S&P 500, Nasdaq-100, MSCI EAFE, and two volatility-controlled indices maintained by PIMCO and AB (Alliance Bernstein).

Interest rate swaptions are used to mitigate interest rate risk. Interest rate swaptions give the Company the right but not the obligation to enter into an interest rate swap on a specified date in the future with terms provided in the swaption agreement.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2023
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	—	—	—	—	—	—
Equity index futures	—	—	—	—	—	—
Equity index options	24	1	—	—	—	—
Interest rate swaptions	—	—	—	—	—	—

Total Derivatives	$24	$1	$—	$—	$—	$—

B-19

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 3—INVESTMENTS (CONTINUED)

December 31, 2022
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	—	—	—	(11)	(263)	—
Equity index futures	—	—	—	26	74	—
Equity index options	6	—	—	—	—	—
Interest rate swaptions	—	—	—	—	(25)	—

Total Derivatives	$6	$—	$—	$15	$(214)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $4.1 million and $4.0 million at December 31, 2023 and 2022, respectively. These amounts were deposits with states as required by certain insurance laws and are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.03% and 0.04% of the Company’s total admitted assets at December 31, 2023 and 2022, respectively. There were no non-admitted restricted assets in 2023 and 2022.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2023 and 2022.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when

B-20

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

The following tables summarize the Company’s financial instruments carrying amount and estimated fair value/NAV hierarchy levels for the period ending December 31, 2023 and December 31, 2022:

	December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
	(In millions)
Assets
Bonds	$127	$3,019	$109	$3,255	$—	$3,501
Mortgage Loans	—	—	549	549	—	587
Policy Loans	—	—	79	79	—	79
Surplus Notes investments	—	38	—	38	—	46
Cash, cash equivalents and short-term investments	(11)	220	—	209	—	209
Due and accrued investment income	—	42	—	42	—	42
Receivables for securities	—	—	1	1	—	1
Separate Account Assets	7,040	—	—	7,040	—	7,040

Total Assets	$7,156	$3,319	$738	$11,213	$—	$11,505

Liabilities
Deposit type contracts	$—	$—	$169	$169	$—	$103

Total Liabilities	$—	$—	$169	$169	$—	$103

B-21

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

	December 31, 2022
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
	(In millions)
Assets
Bonds	$124	$2,340	$119	$2,583	$—	$2,951
Mortgage Loans	—	—	543	543	—	590
Policy Loans	—	—	76	76	—	76
Surplus Notes investments	—	36	—	36	—	46
Cash, cash equivalents and short-term investments	(3)	87	—	84	—	84
Due and accrued investment income	—	33	—	33	—	33
Receivables for securities	—	1	—	1	—	1
Separate Account Assets	7,215		—	7,215	—	7,215

Total Assets	$7,336	$2,497	$738	$10,571	$—	$10,996

Liabilities
Deposit type contracts	$—	$—	$157	$157	$—	$115

Total Liabilities	$—	$—	$157	$157	$—	$115

Bonds:

Estimated fair values for bonds, other than private placement securities are valued based on quoted prices from active markets when available (Level 1).

When the Company cannot obtain a quoted market price directly it relies on values provided by a third-party pricing vendor. This is the pricing source for the majority of the Company’s marketable securities. Prices received from a third-party vendor are generally considered to be Level 2.

Pricing vendors utilize pricing models developed for individual asset classes which incorporate available market data. These market inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data which include market research publications. The pricing vendor may obtain broker quotes for securities when sufficient information is not available to fully evaluate a security. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants.

Portfolio managers review the values assigned by the pricing vendor for reasonableness. In doing so, they compare the prices received from the pricing vendor to prices of similar securities, price ranges in that asset class or industry or prices from internally generated position reports. If there is a discrepancy with the price received from the vendor, the portfolio manager may communicate this difference to the pricing vendor and present the vendor with additional market data regarding that security in order to ensure the pricing vendor has sufficient information needed to accurately price the security. The pricing vendor will then independently validate and evaluate that data and determine if a price change is warranted.

In the rare instance when a portfolio manager finds a difference in his or her assessment of fair value and the vendor price, after performing the preceding procedures, the portfolio manager may request replacement of the vendor price by a supportable value that is believed to be more representative of the security price. Any replacement of the vendor price is subject to an internal approval process.

B-22

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair values of private placement bonds are determined by using an internal pricing model or for a small amount of securities, assigned individual broker prices. There were five private placement bonds that were individually priced. These assigned individual prices are usually obtained from an external broker (“hand priced”) and are considered to be Level 3.

The significant inputs used for the internal pricing model consist of (i) a broker supplied price matrix, (ii) treasury rates and (iii) credit ratings from certain nationally recognized securities rating organizations (“NRSRO”) (“external ratings”) or a credit rating assigned internally by the Company’s Private Placement Investment Management Group (“internal ratings”).

Private placement bonds with an applicable external credit rating of BB or above, for which the corresponding matrix price is used, are classified as Level 2. A private placement bond with an applicable external credit rating of below BB is classified as Level 3 due to the limited amount of market data available for these securities.

Bonds are carried at amortized cost unless they are rated 6 by the NAIC SVO in which case they are reported at the lower of amortized cost or fair value. There were two bonds rated 6 by the NAIC SVO and carried at fair value on December 31, 2023. There were no bonds rated 6 by the NAIC SVO and carried at fair value as of December 31, 2022.

Mortgage Loans:

The estimated fair value of the mortgage loan portfolio is derived primarily using a loan value matrix using significant unobservable inputs. The inputs used in the matrix include (1) the weighted average cash flow and average term to maturity for each individual loan; (2) a base spread over the U.S. Treasury rate and (3) an internally computed credit rating that is used to derive the appropriate credit spread. Mortgage loans were carried at amortized cost on December 31, 2023 and December 31, 2022 and are classified as Level 3.

Policy Loans:

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value and are classified as Level 3.

Surplus Note Investments:

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash, cash equivalents and short-term investments:

See Note 2 for information regarding cash, cash equivalents and short-term investments include cash deposit balances, short-term commercial paper, and other highly liquid debt instruments. Cash amounts are classified as Level 1. All remaining cash equivalents and short-term investments are classified as Level 2.

Due and accrued investment income:

Due and accrued investment income is either investment income earned and legally due to be paid to the Company as of the reporting date or investment income earned as of the reporting date but not legally due to be paid to the Company until after the reporting date. The Company expects to receive these amounts shortly after they become due and is required to non-admit any balance that is over 90 days past due or charge it against income in the period that it is deemed uncollectible. Therefore, the Company considers these amounts short-term in nature and that the carrying value approximates fair value. This amount is classified as Level 2.

B-23

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Receivables for securities

These receivables are amounts due from financial institutions for securities that were sold by the Company but the proceeds from the sale have not yet been received by the Company. Due to the short-term of the period in which the Company expects to receive these amounts it considers the carrying value of these balances to approximate fair value and are classified as Level 2.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1. Non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2, and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2023 and 2022, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2023 and 2022:

December 31, 2023	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
	(In millions)
Assets at Fair Value
Bonds	$—	$2	$—	$2	$—	$2
Derivatives	—	—	1	1	—	1
Separate accounts assets	7,040	—	—	7,040	—	7,040

Total Assets at Fair Value	$7,040	$2	$1	$7,043	$—	$7,043

December 31, 2022	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
	(In millions)
Assets at Fair Value
Separate accounts assets	$7,215	$—	$—	$7,215	$—	$7,215

Total Assets at Fair Value	$7,215	$—	$—	$7,215	$—	$7,215

Deposit Type Contracts

For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued and are classified as Level 3.

B-24

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian and outside parties (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2023 and 2022 were as follows:

	2023
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$12	$(3)
Ordinary renewal	26	(6)
Group life renewal	—	—

	2022
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$11	$10
Ordinary renewal	17	(17)
Group life renewal	—	—

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries,

•	GIS Canada Holdings Corp, and

•	Guardian Abbey LLC.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

B-25

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

The Inflation Reduction Act was enacted into law on August 16, 2022. This provision imposes a 15% Corporate Alternative Minimum Tax (“CAMT”) on adjusted financial statement income (“AFSI”) for applicable corporation with average annual AFSI over a three-year period in excess of $1 billion effective for taxable years beginning after December 31, 2022. As of December 31, 2023 management has determined that Guardian Life Insurance Company and Subsidiaries is not subject for CAMT in 2023.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2023
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$86	$2	$88
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	86	2	88
Deferred Tax Assets Nonadmitted	24	—	24

Subtotal Net Admitted Deferred Tax Asset	62	2	64
Deferred Tax Liabilities (DTLs)	13	18	31

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$49	$(16)	$33

Description	December 31, 2022
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$106	$2	$108
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	106	2	108
Deferred Tax Assets Nonadmitted	7	—	7

Subtotal Net Admitted Deferred Tax Asset	99	2	101
Deferred Tax Liabilities	18	19	37

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$81	$(17)	$64

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(20)	$—	$(20)
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	(20)	—	(20)
Deferred Tax Assets Nonadmitted	17	—	17

Subtotal Net Admitted Deferred Tax Asset	(37)	—	(37)
Deferred Tax Liabilities	(5)	(1)	(6)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$(32)	$1	$(31)

B-26

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred tax asset will not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 - Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2023 and 2022.

Description	December 31, 2023
(In millions), except percentages	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	32	1	33
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	32	1	33
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	68

c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	30	1	31

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$62	$2	$64

	December 31, 2022
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	63	1	64
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	63	1	64
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	74

c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	36	1	37

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$99	$2	$101

B-27

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

Description	Change
(In millions), except percentages	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	(31)	—	(31)
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	(31)	—	(31)
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	(6)
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities .	(6)	—	(6)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$(37)	$—	$(37)

	2023	2022
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	1073%	1017%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$595	$564

Impact of Tax Planning Strategies

	December 31, 2023
	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$86	$2
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	62	2
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	14%	0%

Description	December 31, 2022
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$106	$2
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	99	2
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	51%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$(20)	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	(37)	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	-37%	0%
Does the Company’s tax-planning strategies include the use of reinsurance?	Yes	No X

B-28

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

All DTL were recognized as of December 31, 2023 and 2022.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components December 31, 2023, 2022, and 2021:

Description	2023	2022	2021
	(In millions)
Federal income tax expense (benefit) on operations	$(36)	$(60)	$—
Prior year overaccrual	—	(3)	(1)
Foreign tax	(2)	(2)	(1)

Current federal operations income tax expense (benefit)	(38)	(65)	(2)
Federal income tax expense (benefit) on capital gains (losses)	—	(5)	2
Prior year underaccrual	2	2	1

Current federal capital gain income tax expense (benefit)	2	(3)	3

Total current federal income tax expense (benefit)	$(36)	$(68)	$1

B-29

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022 were as follows:

	2023	2022	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$64	$54	$10
GMWB Hedge	14	48	(34)
Policy acquisition costs	7	4	3
Other, (including items <5% of total ordinary tax assets)	1	—	1

Gross ordinary DTAs—(admitted and nonadmitted)	$86	$106	$(20)

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	24	7	17

Admitted ordinary DTAs	$62	$99	$(37)
Capital:
Investments	$2	$2	$—

Gross capital DTAs—(admitted and nonadmitted)	$2	$2	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	2	2	—

Total admitted DTAs	$64	$101	$(37)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$1	$—
Reserves Transition Adjustment (8 Year)	8	11	(3)
Section 481(a) adjustment	—	3	(3)
Other, (including items <5% of total ordinary tax assets)	4	3	1

Total Ordinary DTLs	$13	$18	$(5)

Capital:
Unrealized capital gains	13	15	(2)
Other	5	4	1

Capital DTL	18	19	(1)

Total DTL	$31	$37	$(6)

Net admitted DTAs	$33	$64	$(31)

The change in net deferred Federal income taxes is comprised of the following:

	2023	2022	Change
	(In millions)
Adjusted gross deferred tax assets	$88	$108	$(20)
Total deferred tax liabilities	31	37	(6)

Net deferred tax assets	$57	$71	$(14)

Tax effect of unrealized capital gains			(2)

Change in net deferred federal income tax			$(16)

B-30

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

Contingent Tax Liabilities:

The Company files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed its examinations for tax year 2012 and 2014 in 2022, and tax year 2013 in 2021. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2015 through 2022 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Guardian files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed its examinations for tax year 2012 and 2014 in 2021. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2015 through 2022 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2023	Effective Tax Rate	2022	Effective Tax Rate	2021	Effective Tax Rate
	(In millions)		(In millions)		(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 21%	$(14)		$17		$51
Net realized capital losses @ 21%	—		(47)		(68)

Provision calculated at statutory rate	$(14)	21%	$(30)	21%	$(17)	21%
Dividends received deduction	(5)	7%	(6)	4%	(6)	7%
Interest Maintenance Reserve	—	0%	(6)	4%	—	0%
Reserve Surplus Adjustment	—	0%	4	-3%	3	-4%
Other	(1)	2%	(2)	2%	(1)	2%

Total	$(20)	30%	$(40)	28%	$(21)	26%

Total current federal income tax benefit	$(36)	54%	$(68)	48%	$1	-1%
Change in net deferred federal income taxes expense	16	-24%	28	-20%	(22)	27%

Total statutory income tax benefit	$(20)	30%	$(40)	28%	$(21)	26%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2023, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

B-31

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 6—INCOME TAXES (CONTINUED)

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
		(In millions)
2023	$—	$—	$—
2022	—	—	—
2021	—	4	4

Total	$—	$4	$4

As of December 31, 2023, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

NOTE 7—REINSURANCE CEDED

The Company entered into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable and fixed annuity contracts, group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $6,929 million and $7,117 million at December 31, 2023 and 2022, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company has an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On November 1, 2022, the Company entered a reinsurance transaction with Talcott whereby the Company ceded a 100% quota share of virtually all liabilities related to the variable annuity business, including fixed payout options elected by this block, after the transaction closing date. General account liabilities of $564 million were reinsured using coinsurance and $6.7 billion of separate account liabilities were transferred using modified coinsurance. The Company also transferred invested assets with a fair market value of $408 million and cash of $121.5 million to Talcott to fund the coinsurance premium. The reinsurance transaction does not extinguish the Company’s primary contractual liability. Upon closing, the Company recognized a loss of $65 million, which was included in “Cash flows from operating activities” in the Statutory Basis Statements of Cash Flows and “Income before operations before federal income taxes and realized capital losses from investments” which included transferred IMR of $24.5 million.

The following are the effect of the Talcott initial settlement upon closing, on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations:

2022
(In millions )
Premium ceded	$(529)
Initial Modco Premium	(6,722)

Premiums and annuity considerations	(7,251)
Reserve adjustments on reinsurance ceded	6,655

Total Revenues	$(596)

Policyholder and contract benefits	(564)
Commissions and other expenses	33

Total benefits and expenses	$(531)

Net loss on operations from reinsurance ceded	$(65)

B-32

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 7—REINSURANCE CEDED (CONTINUED)

The effect of these reinsurance cession agreements, on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2023			2022			2021
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
	(In millions)
Premiums and annuity considerations	$(22)	$(2,392)	$(2,414)	$(23)	$(7,921)	$(7,944)	$(26)	$(282)	$(308)
Reserve adjustments on reinsurance ceded	(18)	(1,242)	(1,260)	(22)	6,501	6,479	47	—	47
Commissions and expense allowances on reinsurance ceded and other income	3	112	115	4	29	33	(63)	12	(51)

Total Revenues	(37)	(3,522)	(3,559)	(41)	(1,391)	(1,432)	(42)	(270)	(312)

Policyholder and contract benefits	(34)	(1,249)	(1,283)	(47)	(185)	(232)	(36)	(11)	(47)
Increase in aggregate reserves	(10)	(2,319)	(2,329)	(9)	(1,192)	(1,201)	(5)	(284)	(289)
General insurance expenses	—	4	4	—	35	35	—	2	2

Total expenses	(44)	(3,564)	(3,608)	(56)	(1,342)	(1,398)	(41)	(293)	(334)

Net gain (loss) on operations from reinsurance ceded	$7	$42	$49	$15	$(49)	$(34)	$(1)	$23	$22

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $82 million, $92 million, and $42 million in 2023, 2022, and 2021, respectively, which are in “General insurance expenses” and “Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $17 million is included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2023 and $7 million is included in “Due to parent and affiliates in the Statutory Basis Balance Sheets at December 31, 2022.

Assets Under Management:

PAIA, a wholly-owned subsidiary of Guardian Investor Services (“GIS”), serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2023, and 2022, approximately $5,171 million and $5,382 million or 73.45% or 74.59%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2023, 2022, and 2021, the Company received a total of $0 million, $60 million and $20 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

B-33

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

Revenue Sharing Agreement:

The Company has a revenue sharing agreement with PAIA whereby PAIA allocates revenue to GIAC for the Guardian Variable Products Trust Funds that are offered through GIAC’s variable insurance products separate accounts. For the years ended December 31, 2023, 2022 and 2021, such revenue amounted to $13.3 million, $11.6 million, and $12.4 million, respectively, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

Investment Management Services Agreement

Effective October 1, 2022, the Company entered into an agreement with PAIA, whereby PAIA provides investment management services for the Company’s general account assets. The amount charged for these services amounted to $10 million and $3 million in 2023 and 2022, respectively, which are in “Net investment income” in the Statutory Basis Statements of Operations of which $0 million and $0 million is included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2023 and 2022, respectively.

Line of Credit:

The Company (Borrower) has a revolving line of credit agreement with The Guardian (Lender) for $750 million. On January 3, 2022, there was an amended and restated note to the terms of the credit agreement which state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan; (b) the Term SOFR Rate plus 1.11448% if a Term SOFR Rate Loan with an interest period of one month; (c) the Term SOFR Rate plus 1.26161% if a Term SOFR Rate Loan with an interest period of three months; or (d) the Term SOFR Rate plus 1.42826% if a Term SOFR Rate Loan with an interest period of six months. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2023, 2022, and 2021, the amount of drawings on the line of credit amounted to $158 million, $74 million, and $0 million, respectively, are included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets. Interest expense and commitment fees of $6 million, $1.6 million, and $0.5 million in 2023, 2022 and 2021, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2023, 2022, and 2021, the Company paid commissions to PAS which amounted to $14 million, $14 million, and $17 million respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2023, no intercompany receivable due to the Company is over 90 days past due.

B-34

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2023 and 2022, the Company’s separate accounts statement included legally insulated assets of $7,040 million and $7,215 million, respectively, of which $6 million and $3 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2023 and 2022. Fees and expenses due or accrued to the Company’s general account were $56 million and $75 million as of December 31, 2023 and 2022, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $194 million, $211 million, and $250 million for the years ended December 31, 2023, 2022, and 2021, respectively.

The general account of the Company paid $0 million, $0 million, and $1 million towards separate accounts guarantees for the years ended December 31, 2023, 2022, and 2021, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2023 and 2022 were as follows:

December 31, 2023	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$26	$26

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$6,917	$6,917
Market value/not subject to discretionary withdrawals	—	61	61

Total reserves for separate accounts	$—	$6,978	$6,978

Charges for investment management administration and contract guarantees	—	46	46
Accrued expense allowances	—	10	10

Separate accounts liabilities	$—	$7,034	$7,034

B-35

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

December 31, 2022	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$39	$39

Reserves by valuation basis and withdrawal characteristics:
Market value	—	7,081	7,081
Market value/not subject to discretionary withdrawals	—	56	56

Total reserves for separate accounts	$—	$7,137	$7,137

Charges for investment management administration and contract guarantees	—	53	53
Accrued expense allowances	—	22	22

Separate accounts liabilities	$—	$7,212	$7,212

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2023	2022	2021
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—	$—
Non-guaranteed separate accounts	26	39	51
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—	—
Non-guaranteed separate accounts	(1,287)	(1,025)	(1,448)

Net transfers from separate accounts	$(1,261)	$(986)	$(1,397)

Reconciling Adjustments:
Mortality and expense guarantees—variable	95	103	133
Administrative fees—variable annuity	86	95	103
Cost of insurance	13	13	13

Total adjustments	$194	$211	$249

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(1,067)	$(775)	$(1,148)

B-36

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2023 and 2022 were as follows:

	As of December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$1,476	$—	$—	$1,476	11%
b. At book value less current surrender charge of 5% or more	1,365	—	—	1,365	10%
c. At fair value	—	6,341	—	6,341	46%

d. Total with market value adjustment or at fair value (Total of a through c)	2,841	6,341	—	9,182	67%
e. At book value without adjustment (with minimal or no charge or adjustment)	556	—	—	556	4%
(2) Not subject to discretionary withdrawal	3,880	61	—	3,941	29%

(3) Total (gross: direct + assumed)	7,277	6,402	—	13,679	100%
(4) Reinsurance ceded	3,807	—	—	3,807

(5) Total (net) (3)- (4)	$3,470	$6,402	$—	$9,872	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$1	$—	$—	$1
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	9	—	9	30%

d. Total with market value adjustment or at fair value (Total of a through c)	—	9	—	9	30%
e. At book value without adjustment (with minimal or no charge or adjustment)	21	—	—	21	70%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	21	9	—	30	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)- (4)	$21	$9	$—	$30	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	51	—	—	51	31%
(2) Not subject to discretionary withdrawal	116	—	—	116	69%

(3) Total (gross: direct + assumed)	167	—	—	167	100%
(4) Reinsurance ceded	65	—	—	65

(5) Total (net) (3)- (4)	$102	$—	$—	$102	100%
Total annuity actuarial reserves and deposit liabilities:	$3,593	$6,411	$—	$10,004

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,593	$—	$—	$3,593
Separate Accounts Annual Statement	—	6,411	—	6,411

Total annuity actuarial reserves and deposit liabilities:	$3,593	$6,411	$—	$10,004

B-37

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$736	$—	$—	$736	7%
b. At book value less current surrender charge of 5% or more	4	—	—	4	0%
c. At fair value	—	6,561	—	6,561	59%

d. Total with market value adjustment or at fair value (Total of a through c)	740	6,561	—	7,301	66%
e. At book value without adjustment (with minimal or no charge or adjustment)	578	—	—	578	5%
(2) Not subject to discretionary withdrawal	3,158	56	—	3,214	29%

(3) Total (gross: direct + assumed)	4,476	6,617	—	11,093	100%
(4) Reinsurance ceded	1,475	—	—	1,475

(5) Total (net) (3)- (4)	$3,001	$6,617	$—	$9,618	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$—	$—	$—	$—
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	9	—	9	25%

d. Total with market value adjustment or at fair value (Total of a through c)	—	9	—	9	25%
e. At book value without adjustment (with minimal or no charge or adjustment)	27	—	—	27	75%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	27	9	—	36	100%
(4) Reinsurance ceded	—	—	—	—

(5) Total (net) (3)- (4)	$27	$9	$—	$36	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	58	—	—	58	36%
(2) Not subject to discretionary withdrawal	101	—	—	101	64%

(3) Total (gross: direct + assumed)	159	—	—	159	100%
(4) Reinsurance ceded	44	—	—	44

(5) Total (net) (3)- (4)	$115	$—	$—	$115	100%
Total annuity actuarial reserves and deposit liabilities:	$3,143	$6,626	$—	$9,769

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,143	$—	$—	$3,143
Separate Accounts Annual Statement	—	6,626	—	6,626

Total annuity actuarial reserves and deposit liabilities:	$3,143	$6,626	$—	$9,769

B-38

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

Withdrawal characteristics of life actuarial reserves as of December 31, 2023 and 2022 were as follows:

	As of December 31, 2023			As of December 31, 2022
	General Account			General Account
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In millions)			(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	12	12	12	12	12	12
(3) Universal Life with Secondary Guarantees	32	28	311	35	29	298
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	10	10	10	12	12	12
(9) Variable Universal Life	82	81	88	79	78	86
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	56	—	—	13
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	3	—	—	2
(4) Disability—Disabled Lives	—	—	1	—	—	1
(5) Miscellaneous Reserves	—	—	125	—	—	128

C. Total (gross: direct + assumed)	136	131	606	138	131	552
D. Reinsurance ceded	—	—	306	—	—	311

E. Total (net) (C)—(D)	$136	$131	$300	$138	$131	$241

B-39

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2023			As of December 31, 2022
	Separate Account— Nonguaranteed			Separate Account— Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	—	—	—	—	—	—
(3) Universal Life with Secondary Guarantees	—	—	—	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	151	151	151	142	142	142
(9) Variable Universal Life	418	416	416	371	369	369
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	—	—	—	—
(4) Disability—Disabled Lives	—	—	—	—	—	—
(5) Miscellaneous Reserves	—	—	—	—	—	—

C. Total (gross: direct + assumed)	569	567	567	513	511	511
D. Reinsurance ceded	—	—	—	—	—	—

E. Total (net) (C)—(D)	$569	$567	$567	$513	$511	$511

There were no Separate Account guaranteed for life actuarial reserves as of December 31, 2023 and 2022.

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $73 million and $97 million in 2023 and 2022, respectively.

NOTE 12—LITIGATION

The Company is engaged in various disputes, litigations, inquiries from governmental authorities and other proceedings arising out of the Company’s business. These matters could result in losses, monetary damages, fines, penalties or changes in the business operations of the Company. Due to the uncertainties inherent in these disputes, it is difficult to determine the ultimate loss the Company will experience. The Company evaluates each matter and establishes an accrual where a loss is probable and the amount can be reasonably estimated. In the opinion of Management, based on current information at December 31, 2023, any losses resulting from such disputes would not have a material adverse effect on the financial position of the Company.

The Company also evaluates these matters for a reasonably possible range of loss. Due to the uncertainties inherent in these matters, such as timing of discovery and court decisions, the Company is not able to ascertain a reasonably possible range of loss for each matter. In the opinion of Management, as of December 31, 2023, the aggregate range of reasonably possible loss for those matters it is able to provide an estimate for is not material to the Company’s financial position.

B-40

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

December 31, 2023, 2022 and 2021

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2023, the maximum amount of dividends the Company could pay The Guardian in 2024 without prior approval from the state insurance regulatory authorities was $48 million.

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 20, 2024, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2023.

B-41

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Report of Independent Auditors

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

Opinions

We have audited the accompanying statutory basis financial statements of The Guardian Insurance & Annuity Company, Inc. (the “Company”), which comprise the statutory basis balance sheets as of December 31, 2023 and 2022, and the related statutory basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the balance sheets of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017

T: (646) 471 3000, www.pwc.com/us

B-42

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule 1—selected financial data, investment risk interrogatories, and summary investment schedule (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 20, 2024

B-43